UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22209

Global X Funds

(Exact name of registrant as specified in charter)

623 Fifth Avenue, 15th Floor

New York, NY 10022 (Address of principal executive offices) (Zip code)

Bruno del Ama

Global X Management Company LLC

623 Fifth Avenue, 15th Floor

New York, NY 10022

(Name and address of agent for service)

With a copy to:

Daphne Tippens Chisolm, Esq.

Law Offices of DT Chisolm, P.C.

11524 C Providence Road, Suite 236

Charlotte, NC 28277

Registrant’s telephone number, including area code: (212) 644-6440

Date of fiscal year end: October 31, 2013

Date of reporting period: April 30, 2013

Item 1.	Reports to Stockholders.

Global X Silver Miners ETF (ticker: SIL)

Global X Gold Explorers ETF (ticker: GLDX)

Global X Pure Gold Miners ETF (ticker: GGGG)

Global X Copper Miners ETF (ticker: COPX)

Global X Uranium ETF (ticker: URA)

Global X Lithium ETF (ticker: LIT)

Global X Fertilizers/Potash ETF (ticker: SOIL)

Global X Junior Miners ETF (ticker: JUNR)

Semi-Annual Report

April 30, 2013

Schedules of Investments
Global X Silver Miners ETF	1
Global X Gold Explorers ETF	4
Global X Pure Gold Miners ETF	6
Global X Copper Miners ETF	9
Global X Uranium ETF	12
Global X Lithium ETF	14
Global X Fertilizers/Potash ETF	17
Global X Junior Miners ETF	20
Statements of Assets and Liabilities	25
Statements of Operations	27
Statements of Changes in Net Assets	29
Financial Highlights	33
Notes to Financial Statements	35
Disclosure of Fund Expenses	48
Approval of Investment Advisory Agreement	50
Supplemental Information	53

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Silver Miners ETF

Sector Weightings†:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA—0.1%
Basic Materials — 0.1%
Alcyone Resources * (C)	16,655,831	$207,205
CANADA—55.5%
Basic Materials — 55.5%
Alexco Resource *	953,316	1,954,298
Aurcana * (A)	972,110	3,907,929
Bear Creek Mining *	1,056,363	2,610,893
Endeavour Silver *	1,874,242	9,764,801
Excellon Resources *	3,840,116	1,295,984
First Majestic Silver *	778,542	9,597,987
Fortuna Silver Mines *	2,406,263	7,499,792
Great Panther Silver * (A)	2,614,057	2,594,726
Impact Silver *	510,437	405,330
MAG Silver * (A)	906,296	6,851,598
Minco Silver *	333,475	350,869
Pan American Silver	865,068	11,418,898
Revett Minerals *	8,605	13,495
Scorpio Mining *	3,790,718	1,730,836
Silver Standard Resources *	1,418,786	10,130,132
Silver Wheaton	1,118,325	27,432,512
Silvercorp Metals	3,163,900	9,270,227
Silvercrest Mines * (A)	1,983,741	4,351,648
Tahoe Resources * (A)	745,359	12,947,325
US Silver & Gold * (A)	951,162	859,157
Wildcat Silver *	1,819,781	677,371
TOTAL CANADA		125,665,808
MEXICO—24.2%
Basic Materials — 24.2%
Arian Silver *	5,253,420	642,632
Fresnillo	1,480,632	26,495,302
Industrias Penoles	658,597	27,659,631
TOTAL MEXICO		54,797,565

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Silver Miners ETF

	Shares/Number of Warrants/ Face Amount	Value
COMMON STOCK — continued
PERU—4.5%
Basic Materials — 4.5%
Hochschild Mining	2,655,921	$10,252,052
RUSSIA—1.0%
Basic Materials — 1.0%
Polymetal International	212,489	2,295,635
UNITED STATES— 14.5%
Basic Materials — 14.5%
Coeur d'Alene Mines * (A)	744,832	11,351,240
Golden Minerals * (A)	647,966	1,179,298
Hecla Mining (A)	2,729,565	9,280,521
McEwen Mining * (A)	4,664,037	10,867,206
TOTAL UNITED STATES		32,678,265
TOTAL COMMON STOCK
(Cost $357,623,114)		225,896,530

WARRANT — 0.0%
Coeur d'Alene Mines, Expires 4/16/17*
(Cost $–)	18,472	35,836

REPURCHASE AGREEMENT — 4.8%
Barclays
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price
$10,970,416 (collateralized by U.S. Treasury Bills, ranging in par value
$332,536-$3,669,181, 0.000%, and 07/11/13-12/12/13) with a total market value of $11,189,785)(B)
(Cost $10,970,370)	$10,970,370	10,970,370

TOTAL INVESTMENTS — 104.6%
(Cost $368,593,484)		$236,902,736

Percentages are based on Net Assets of $226,483,384.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $10,124,610.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2013 was $10,970,370.

(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2013, was $207,205 and represents 0.10% of Net Assets.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Silver Miners ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$—	$—	$207,205	$207,205
Canada	125,665,808	—	—	125,665,808
Mexico	54,797,565	—	—	54,797,565
Peru	10,252,052	—	—	10,252,052
Russia	2,295,635	—	—	2,295,635
United States	32,678,265	—	—	32,678,265
Total Common Stock	225,689,325	—	207,205	225,896,530
Warrant	—	35,836	—	35,836
Repurchase Agreement	—	10,970,370	—	10,970,370
Total Investments in Securities	$225,689,325	$11,006,206	$207,205	$236,902,736

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2013, there was a transfer from Level 1 to Level 3 in the amount of $207,205 due to the security being fair valued. There were no transfers between Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Gold Explorers ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares/Face Amount	Value
COMMON STOCK — 100.1%
AUSTRALIA—3.2%
Basic Materials — 3.2%
Gryphon Minerals *	4,493,276	$954,926
CANADA—96.9%
Basic Materials — 96.9%
Asanko Gold *	651,495	1,649,027
Atac Resources *	1,531,428	1,732,918
Chesapeake Gold *	257,732	1,235,640
Continental Gold *	307,061	1,517,856
Exeter Resource *	1,839,125	1,661,228
Gold Canyon Resources *	3,026,776	961,406
International Tower Hill Mines *	1,073,682	1,076,400
Kaminak Gold, Cl A *	1,701,644	1,621,498
Lydian International, Cl A *	1,248,559	2,069,674
Newstrike Capital *	1,348,379	1,177,799
Novagold Resources *	602,082	1,487,142
Paramount Gold and Silver *	1,119,591	1,768,954
Pretium Resources *	226,346	1,669,314
Rainy River Resources *	534,732	1,231,404
Rubicon Minerals *	1,082,044	1,879,574
Sabina Gold & Silver *	936,866	1,115,925
Seabridge Gold *	158,551	1,818,580
Torex Gold Resources *	1,399,945	1,945,430
Volta Resources *	5,270,943	1,621,909
TOTAL CANADA		29,241,678
TOTAL COMMON STOCK
(Cost $58,837,501)		30,196,604

U.S. TREASURY OBLIGATION — 11.6%
United States Treasury Bills
0.015%, 05/23/13(A)
(Cost $3,499,968)	$3,500,000	3,499,941
TOTAL INVESTMENTS — 111.7%
(Cost $62,337,469)		$33,696,545

Percentages are based on Net Assets of $30,159,876.

*	Non-income producing security.
Cl	— Class
(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Gold Explorers ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,196,604	$—	$—	$30,196,604
U.S. Treasury Obligation	—	3,499,941	—	3,499,941
Total Investments in Securities	$30,196,604	$3,499,941	$—	$33,696,545

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Pure Gold Miners ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.4%
AUSTRALIA—9.0%
Basic Materials — 9.0%
Medusa Mining	39,553	$134,085
Perseus Mining *	101,542	142,639
TOTAL AUSTRALIA		276,724
CANADA—42.2%
Basic Materials — 42.2%
African Barrick Gold	23,139	62,900
Alamos Gold	13,708	191,445
Argonaut Gold *	22,971	145,471
Aurizon Mines *	28,768	123,359
B2Gold *	60,063	150,836
Centerra Gold	25,286	105,667
Detour Gold *	9,384	112,893
Eldorado Gold	18,607	147,201
Kinross Gold	23,911	130,301
Osisko Mining *	31,254	131,847
TOTAL CANADA		1,301,920
CHINA—5.3%
Basic Materials — 5.3%
Real Gold Mining * (A) (B)	36,500	10,442
Zhaojin Mining Industry	138,673	154,038
TOTAL CHINA		164,480
EGYPT—4.5%
Basic Materials — 4.5%
Centamin *	215,305	138,226
JERSEY—5.9%
Basic Materials — 5.9%
Randgold Resources ADR	2,226	182,042

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Pure Gold Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
RUSSIA—5.9%
Basic Materials — 5.9%
Polyus Gold International *	57,061	$179,931
SOUTH AFRICA— 13.7%
Basic Materials — 13.7%
AngloGold Ashanti ADR	7,019	136,871
Gold Fields ADR	16,550	123,463
Harmony Gold Mining ADR	28,048	143,886
Sibanye Gold ADR *	4,017	15,465
TOTAL SOUTH AFRICA		419,685
TURKEY—5.3%
Basic Materials — 5.3%
Koza Altin Isletmeleri	8,139	162,530
UNITED KINGDOM— 2.6%
Basic Materials — 2.6%
Petropavlovsk	35,278	79,459
UNITED STATES— 5.0%
Basic Materials — 5.0%
Alacer Gold	51,791	155,252
TOTAL COMMON STOCK
(Cost $5,471,534)		3,060,249

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $7,149)	$7,149	7,149
TOTAL INVESTMENTS — 99.6%
(Cost $5,478,683)		$3,067,398

Percentages are based on Net Assets of $3,079,666.

*	Non-income producing security.

ADR — American Depositary Receipt

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2013 was $10,442 and represents 0.34% of Net Assets.
(B)	Security considered illiquid. The total value of such security as of April 30, 2013 was $10,442 and represented 0.34% of Net Assets.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Pure Gold Miners ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund’s investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock
Australia	$276,724	$—	$—	$276,724
Canada	1,301,920	—	—	1,301,920
China	154,038	—	10,442	164,480
Egypt	138,226	—	—	138,226
Jersey	182,042	—	—	182,042
Russia	179,931	—	—	179,931
South Africa	419,685	—	—	419,685
Turkey	162,530	—	—	162,530
United Kingdom	79,459	—	—	79,459
United States	155,252	—	—	155,252
Total Common Stock	3,049,807	—	10,442	3,060,249
Time Deposit	—	7,149	—	7,149
Total Investments in Securities	$3,049,807	$7,149	$10,442	$3,067,398

 (1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Copper Miners ETF

Sector Weightings†:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 106.7%
AUSTRALIA—9.0%
Basic Materials — 9.0%
Cudeco * (A)	352,845	$1,379,044
OZ Minerals	264,392	1,178,608
TOTAL AUSTRALIA		2,557,652
CANADA—45.7%
Basic Materials — 45.7%
Augusta Resource *	76,715	192,555
Capstone Mining *	674,187	1,365,171
Copper Mountain Mining ^*	347,060	695,877
Copper Mountain Mining *	12,300	24,189
Duluth Metals * (A)	382,926	611,952
First Quantum Minerals	79,572	1,389,321
HudBay Minerals, Cl B	161,708	1,284,097
Imperial Metals *	112,728	1,395,323
Inmet Mining	29,258	1,882,306
Lumina Copper * (A)	109,920	849,945
Lundin Mining *	327,322	1,286,610
Mercator Minerals *	173,000	48,082
Northern Dynasty Minerals *	268,592	703,711
Taseko Mines *	560,175	1,310,809
TOTAL CANADA		13,039,948
CHINA—4.5%
Basic Materials — 4.5%
Jiangxi Copper, Cl H	670,706	1,299,900
MEXICO—9.2%
Basic Materials — 9.2%
Grupo Mexico, Cl B	352,955	1,267,084
Southern Copper	40,461	1,348,565
TOTAL MEXICO		2,615,649

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Copper Miners ETF

	Shares/Number of Warrants/Face Amount	Value
COMMON STOCK — continued
POLAND—4.5%
Basic Materials — 4.5%
KGHM Polska Miedz	27,222	$1,275,015
SOUTH AFRICA— 1.6%
Basic Materials — 1.6%
Palabora Mining *	39,570	469,628
SWITZERLAND—5.4%
Basic Materials — 5.4%
Xstrata	103,038	1,542,121
TURKEY—1.8%
Basic Materials — 1.8%
Park Elektrik Uretim Madencilik Sanayi ve Ticaret	139,998	524,773
UNITED KINGDOM— 20.2%
Basic Materials — 20.2%
Antofagasta	91,499	1,275,616
Kazakhmys	249,856	1,344,038
Turquoise Hill Resources *	242,616	1,705,590
Vedanta Resources	76,915	1,444,464
TOTAL UNITED KINGDOM		5,769,708
UNITED STATES— 4.8%
Basic Materials — 4.8%
Freeport-McMoRan Copper & Gold	45,371	1,380,639
TOTAL COMMON STOCK
(Cost $40,944,647)		30,475,033

WARRANT — 0.0%
Canada — 0.0%
Duluth Exploration, Expires 7/31/13(B) (C)
(Cost $–)	11,771	—

REPURCHASE AGREEMENT — 2.7%
Barclays
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $760,483 (collateralized by U.S. Treasury Bills, ranging in par value $74,788-$367,683, 0.000%, and 07/11/13-12/12/13) with a total market value of $775,690)(D)
(Cost $760,480)	$760,480	760,480

TOTAL INVESTMENTS — 109.4%
(Cost $41,705,127)		$31,235,513

Percentages are based on Net Assets of $28,553,429.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Copper Miners ETF

*	Non-income producing security.

Cl — Class

^         Traded on the Toronto Stock Exchange

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $601,505.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2013 was $0 and represented 0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2013, was $0 and represents 0% of net assets.
(D)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2013 was $760,480.

Amounts designated as “—“ are $0 or have been rounded to $0.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,475,033	$—	$—	$30,475,033
Repurchase Agreement	—	760,480	—	760,480
Warrant	—	—	—	—
Total Investments in Securities	$30,475,033	$760,480	$—	$31,235,513

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Uranium ETF

Sector Weightings†:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.8%
AUSTRALIA—29.5%
Basic Materials — 29.5%
Azimuth Resources * (A) (D)	23,328,684	$7,618,220
Bannerman Resources * (A)	14,711,835	915,105
Berkeley Resources * (A)	6,980,610	2,351,958
Energy Resources of Australia *	5,215,883	5,569,520
Greenland Minerals & Energy * (A)	19,325,248	5,509,479
Paladin Energy * (A)	12,339,446	9,658,181
Syrah Resources * (A)	2,353,298	4,440,185
TOTAL AUSTRALIA		36,062,648
CANADA—38.6%
Basic Materials — 38.6%
Cameco	1,431,096	27,898,879
Denison Mines * (A)	4,827,602	5,989,878
Energy Fuels*	21,599,133	2,787,123
Laramide Resources * (A) (D)	3,632,495	2,523,943
Mega Uranium *	12,919,981	1,474,810
Rockgate Capital* (D)	13,195,355	2,619,556
Uex *	8,445,072	3,897,919
TOTAL CANADA		47,192,108
RUSSIA—18.7%
Basic Materials — 18.7%
Uranium One * (A)	8,243,309	22,910,581
UNITED STATES— 13.0%
Basic Materials — 13.0%
Uranerz Energy * (A)	3,253,414	3,318,482
Uranium Energy * (A)	2,999,224	4,648,797
Uranium Resources *	576,178	1,163,880
Ur-Energy * (A) (D)	6,798,503	5,575,452
USEC *	4,013,061	1,284,180

TOTAL UNITED STATES		15,990,791
TOTAL COMMON STOCK
(Cost $216,705,174)		122,156,128

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Uranium ETF

	Face Amount	Value
U.S. TREASURY OBLIGATION — 9.0%
United States Treasury Bills
0.015%, 05/23/13(B)
(Cost $10,999,899)	$11,000,000	$10,999,813

REPURCHASE AGREEMENT — 14.5%
Barclays
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $17,697,432 (collateralized by U.S. Treasury Bills, ranging in par value $230,457-$7,423,455, 0.000%, and 07/11/13-12/12/13) with a total market value of $18,051,317)(C)
(Cost $17,697,358)	17,697,358	17,697,358

TOTAL INVESTMENTS — 123.3%
(Cost $245,402,431)		$150,853,299

Percentages are based on Net Assets of $122,326,543.

*	Non-income producing security.

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $16,348,745.
(B)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.
(C)	These securities were purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2013 was $17,697,358.
(D)	Affiliated investment (see Note 3).

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$122,156,128	$—	$—	$122,156,128
Repurchase Agreement	—	17,697,358	—	17,697,358
U.S. Treasury Obligation	—	10,999,813	—	10,999,813
Total Investments in Securities	$122,156,128	$28,697,171	$—	$150,853,299

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Lithium ETF

Sector Weightings†:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
AUSTRALIA—10.1%
Basic Materials — 10.1%
Galaxy Resources * (A) (C)	6,324,218	$1,507,951
Orocobre *	1,757,898	2,223,342
Reed Resources *	18,648,362	1,643,283
TOTAL AUSTRALIA		5,374,576
CANADA—10.7%
Basic Materials — 10.7%
Avalon Rare Metals * (A)	2,310,528	2,453,983
Canada Lithium * (A)	4,308,522	2,523,230
Lithium Americas *	1,513,512	751,160
TOTAL CANADA		5,728,373
CHILE—13.6%
Basic Materials — 13.6%
Sociedad Quimica y Minera de Chile ADR	146,268	7,238,803
CHINA—0.3%
Industrials — 0.3%
China BAK Battery *	271,998	176,500
FRANCE—4.7%
Industrials — 4.7%
Saft Groupe	101,103	2,488,529
HONG KONG— 3.6%
Industrials — 3.6%
Coslight Technology International Group	6,536,873	1,912,167
JAPAN—5.0%
Industrials — 5.0%
GS Yuasa (A)	632,294	2,678,745
SOUTH KOREA— 9.9%
Basic Materials — 5.1%
LG Chemical	11,579	2,733,624

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Lithium ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 4.8%
Samsung SDI	21,836	$2,547,830
TOTAL SOUTH KOREA		5,281,454
UNITED STATES— 42.0%
Basic Materials — 35.8%
FMC	197,623	11,995,716
Rockwood Holdings	109,314	7,093,386
		19,089,102
Industrials — 6.2%
Exide Technologies *	1,740,613	1,474,473
Ultralife *	460,496	1,814,354
		3,288,827
TOTAL UNITED STATES		22,377,929
TOTAL COMMON STOCK
(Cost $64,776,502)		53,257,076

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $91,178)	$91,178	91,178
REPURCHASE AGREEMENT — 9.6%
Barclays
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price
$5,093,380 (collateralized by U.S. Treasury Bills, ranging in par value
$500,896-$2,462,578, 0.000%, and 07/11/13-12/12/13) with a total market value of $5,195,230) (B)
(Cost $5,093,359)	5,093,359	5,093,359

TOTAL INVESTMENTS — 109.7%
(Cost $69,961,039)		$58,441,613

Percentages are based on Net Assets of $53,264,942.

*	Non-income producing security.

ADR — American Depositary Receipt

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $4,826,211.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such security as of April 30, 2013 was $5,093,359.

(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2013 was $1,507,951 and represents 2.83% of Net Assets.

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Lithium ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$51,749,125	$—	$1,507,951	$53,257,076
Repurchase Agreement	—	5,093,359	—	5,093,359
Time Deposit	—	91,178	—	91,178
Total Investments in Securities	$51,749,125	$5,184,537	$1,507,951	$58,441,613

(1) Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock

Beginning Balance as of November 1, 2012	$3,868,979
Accrued discounts/premiums	-
Realized gain/(loss)	(685,082)
Change in unrealized appreciation/(depreciation)	(970,837)
Net purchases	346,542
Net sales	(1,051,651)
Ending Balance as of April 30,2013	$1,507,951

For the period ended April 30, 2013, there was a transfer from Level 1 to Level 3 in the amount of $1,507,951 due to the security being fair valued. There were no transfers between Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Fertilizers/Potash ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA—8.1%
Basic Materials — 8.1%
Incitec Pivot	350,267	$1,049,421
Nufarm	194,156	845,382
TOTAL AUSTRALIA		1,894,803
CANADA—9.6%
Basic Materials — 9.6%
Agrium	11,126	1,019,888
Potash Corp of Saskatchewan	28,956	1,218,655
TOTAL CANADA		2,238,543
CHILE—4.0%
Basic Materials — 4.0%
Sociedad Quimica y Minera de Chile ADR	18,697	925,315
CHINA—9.1%
Basic Materials — 9.1%
China BlueChemical	1,684,625	1,026,820
Sinofert Holdings *	5,054,474	1,094,246
TOTAL CHINA		2,121,066
GERMANY—4.9%
Basic Materials — 4.9%
K+S	25,617	1,132,528
ISRAEL—9.8%
Basic Materials — 9.8%
Israel Chemicals	95,166	1,131,905
The Israel Corp *	1,789	1,150,249
TOTAL ISRAEL		2,282,154
NORWAY—4.7%
Basic Materials — 4.7%
Yara International	23,562	1,103,224

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Fertilizers/Potash ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
RUSSIA—4.6%
Basic Materials — 4.6%
Uralkali GDR	29,721	$1,075,603
SOUTH KOREA— 2.5%
Basic Materials — 2.5%
Namhae Chemical	90,619	586,683
SWITZERLAND—5.4%
Basic Materials — 5.4%
Syngenta	2,909	1,243,318
TAIWAN—4.6%
Basic Materials — 4.6%
Taiwan Fertilizer *	449,378	1,075,023
TURKEY—7.9%
Basic Materials — 7.9%
Bagfas Bandirma Gubre Fabrik *	34,731	1,041,300
Gubre Fabrikalari *	90,553	798,069
TOTAL TURKEY		1,839,369
UNITED STATES— 24.5%
Basic Materials — 24.5%
CF Industries Holdings	5,498	1,025,432
Intrepid Potash	55,569	1,023,025
Mosaic	21,715	1,337,427
Scotts Miracle-Gro, Cl A	26,794	1,215,108
Terra Nitrogen	5,203	1,113,182
TOTAL UNITED STATES		5,714,174
TOTAL COMMON STOCK
(Cost $25,829,088)		23,231,803

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $55,122)	$55,122	55,122
TOTAL INVESTMENTS — 99.9%
(Cost $25,884,210)		$23,286,925

Percentages are based on Net Assets of $23,316,240.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Fertilizers/Potash ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$23,231,803	$—	$—	$23,231,803
Time Deposit	—	55,122	—	55,122
Total Investments in Securities	$23,231,803	$55,122	$—	$23,286,925

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Junior Miners ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%
AUSTRALIA—21.7%
Basic Materials — 21.7%
Aquila Resources *	18,697	$35,859
Atlas Iron	39,751	34,410
Beadell Resources *	36,877	26,952
Discovery Metals * (A)	20,449	7,208
Energy Resources of Australia *	9,601	10,252
Evolution Mining *	32,139	32,486
Independence Group	10,726	36,695
Kingsgate Consolidated	8,441	18,902
Lynas *	83,503	43,717
Medusa Mining	8,502	28,822
Mineral Deposits *	4,087	12,711
Mount Gibson Iron	21,569	11,069
Northern Star Resources	19,459	13,617
OceanaGold *	12,070	25,777
Paladin Energy *	42,305	33,112
PanAust	27,924	67,161
Perseus Mining *	21,692	30,471
Resolute Mining	27,995	27,716
Sandfire Resources *	6,963	40,496
Silver Lake Resources *	14,293	15,558
St. Barbara *	18,818	11,705
Sundance Resources *	141,996	15,457
Syrah Resources *	6,136	11,577
Troy Resources	4,210	8,162
Western Areas	8,050	23,033
TOTAL AUSTRALIA		622,925
BELGIUM—1.2%
Basic Materials — 1.2%
Nyrstar *	6,907	33,565
BRAZIL—0.5%
Basic Materials — 0.5%
MMX Mineracao e Metalicos *	12,746	14,907

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
CANADA—36.7%
Basic Materials — 36.7%
Alamos Gold	5,494	$76,729
Argonaut Gold *	5,692	36,046
Aurcana *	2,653	10,667
AuRico Gold	12,831	65,973
Aurizon Mines *	7,479	32,070
B2Gold *	29,239	73,428
Banro *	9,175	11,748
Barisan Gold *	4,920	220
Capstone Mining *	17,334	35,100
Centerra Gold	10,744	44,898
Colossus Minerals *	4,836	11,040
Continental Gold *	5,718	28,265
Denison Mines *	18,526	22,986
Dundee Precious Metals *	5,709	36,607
Endeavour Silver *	4,528	23,591
Fortuna Silver Mines *	5,693	17,744
Gabriel Resources *	10,876	19,648
HudBay Minerals, Cl B	7,817	62,073
Kirkland Lake Gold *	3,289	11,035
Lake Shore Gold *	22,128	9,005
MAG Silver *	2,728	20,823
Nevsun Resources	9,397	35,165
Novagold Resources *	10,299	25,353
Orbite Aluminae *	8,296	8,317
Premier Gold Mines *	6,773	14,185
Rainy River Resources *	4,945	11,388
Rio Alto Mining *	7,958	29,227
Rubicon Minerals *	13,072	22,707
Sandstorm Gold *	3,909	31,584
Seabridge Gold *	2,243	25,727
SEMAFO	13,056	24,752
Sherritt International	13,497	63,101
Silver Standard Resources *	3,671	26,345
Silvercorp Metals	7,920	23,206
Thompson Creek Metals *	7,669	22,913
Torex Gold Resources *	27,470	38,174
TOTAL CANADA		1,051,840
CHINA—0.7%
Basic Materials — 0.7%
Hidili Industry International Development	94,193	21,242

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Junior Miners ETF

	Shares	Value
COMMON STOCK — continued
EGYPT—1.1%
Basic Materials — 1.1%
Centamin *	50,162	$32,204
FINLAND—0.1%
Basic Materials — 0.1%
Talvivaara Mining *	8,963	1,946
HONG KONG— 3.8%
Basic Materials — 3.8%
CST Mining Group *	1,162,516	15,130
Shougang Fushan Resources Group	240,636	93,958
TOTAL HONG KONG		109,088
INDONESIA—0.9%
Basic Materials — 0.9%
Aneka Tambang Persero	184,147	26,138
IRELAND—1.3%
Basic Materials — 1.3%
Kenmare Resources *	90,019	37,013
JAPAN—3.4%
Basic Materials — 3.4%
Pacific Metals	7,865	39,452
Sky Aluminum	10,262	31,686
Toho Zinc	6,947	25,939
TOTAL JAPAN		97,077
RUSSIA—0.4%
Basic Materials — 0.4%
Raspadskaya	8,685	10,596
SINGAPORE—1.2%
Basic Materials — 1.2%
LionGold *	35,809	33,288
SOUTH AFRICA— 2.2%
Basic Materials — 2.2%
Northam Platinum	17,317	64,243
UNITED KINGDOM— 5.5%
Basic Materials — 5.5%
African Minerals *	14,333	48,703
Ferrexpo	26,815	74,059
Highland Gold Mining	5,981	7,828
London Mining *	5,958	10,620

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Junior Miners ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials
Petropavlovsk	7,712	$17,370
TOTAL UNITED KINGDOM		158,580
UNITED STATES— 19.0%
Basic Materials — 19.0%
Alacer Gold	13,039	39,087
Alpha Natural Resources *	10,030	74,423
Arch Coal	9,655	46,827
Century Aluminum *	4,025	32,844
Cloud Peak Energy *	2,780	54,321
Coeur d'Alene Mines *	4,070	62,027
Gold Resource	2,396	24,535
Hecla Mining	12,986	44,152
McEwen Mining *	8,265	19,257
Molycorp *	6,275	36,646
RTI International Metals *	1,422	41,266
Stillwater Mining *	5,449	67,786
TOTAL UNITED STATES		543,171
TOTAL COMMON STOCK
(Cost $3,853,542)		2,857,823

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $5,645)	$5,645	5,645
TOTAL INVESTMENTS — 99.9%
(Cost $3,859,187)		$2,863,468

Percentages are based on Net Assets of $2,866,496.

*	Non-income producing security.

Cl — Class

(A)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such security as of April 30, 2013 was $7,208 and represented 0.25% of Net Assets.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Junior Miners ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,850,615	$—	$7,208	$2,857,823
Time Deposit	—	5,645	—	5,645
Total Investments in Securities	$2,850,615	$5,645	$7,208	$2,863,468

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments during the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to Net Assets.

For the period ended April 30, 2013, there was a transfer from Level 1 to Level 2 in the amount of $7,208 due to the security being fair valued. There were no transfers between Level 2 and Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Pure Gold Miners ETF	Global X Copper Miners ETF
Assets:
Cost of Investments	$357,623,114	$62,337,469	$5,478,683	$40,944,647
Cost of Repurchase Agreement	10,970,370	—	—	760,480
Cost of Foreign Currency	—	13	13,716	—
Investments at Value	$225,932,366 *	$33,696,545	$3,067,398	$30,475,033 *
Repurchase Agreement	10,970,370	—	—	760,480
Foreign Currency at Value	1	13	13,717	—
Receivable for Investment Securities Sold	17,899,093	—	—	3,156,939
Dividend and Interest Receivable	613,038	—	—	29,024
Reclaim Receivable	—	—	—	11,936
Total Assets	255,414,868	33,696,558	3,081,115	34,433,412

Liabilities:

Payable for Investment Securities Purchased	17,731,060	—	—	3,530,429
Obligation to Return Securities Lending Collateral	10,970,370	—	—	760,480
Payable due to Investment Adviser	127,015	16,597	—	14,299
Cash Overdraft	103,039	3,520,085	—	1,574,775
Other Accrued Expenses	—	—	1,449	—
Total Liabilities	28,931,484	3,536,682	1,449	5,879,983

Net Assets	$226,483,384	$30,159,876	$3,079,666	$28,553,429

*Includes Market Value of Securities on Loan	$10,124,610	$—	$—	$601,505
Net Assets Consist of:
Paid-in Capital	$402,997,898	$75,361,606	$6,207,188	$42,380,403
Distributions in Excess of Net Investment Income	(913,397)	(2,615,345)	(62,750)	(501,783)
Accumulated Net Realized Loss on Investments and Foreign Currency Transactions	(43,903,355)	(13,945,461)	(653,488)	(2,853,074)
Net Unrealized Depreciation on Investments	(131,690,748)	(28,640,924)	(2,411,285)	(10,469,614)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Transactions	(7,014)	—	1	(2,503)
Net Assets	$226,483,384	$30,159,876	$3,079,666	$28,553,429
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	15,150,000	1,825,000	225,000	2,700,000

Net Asset Value, Offering and Redemption Price Per Share	$14.95	$16.53	$13.69	$10.58

The accompanying notes are an integral part of the financial statements.

25

Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Global X Uranium ETF	Global X Lithium ETF	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Assets:
Cost of Investments	$189,172,321	$64,867,680	$25,884,210	$3,859,187
Cost of Repurchase Agreement	17,697,358	5,093,359	—	—
Cost of Affiliated Investments	38,532,752	—	—	—
Cost of Foreign Currency	8	—	11,114	3,606
Investments at Value	$114,818,770 *	$53,348,254 *	$23,286,925	$2,863,468
Repurchase Agreement	17,697,358	5,093,359	—	—
Affiliated Investments	18,337,171	—	—	—
Foreign Currency at Value	17	9	11,087	3,606
Receivable for Investment Securities Sold	154,381	4,211,865	2,658,835	—
Dividend and Interest Receivable	32,834	59,580	19,458	690
Reclaim Receivable	—	2,270	18,788	322
Total Assets	151,040,531	62,715,337	25,995,093	2,868,086

Liabilities:
Payable for Investment Securities Purchased	106,970	3,690,268	—	—
Obligation to Return Securities Lending Collateral	17,697,358	5,093,359	—	—
Payable for Capital Shares Redeemed	—	633,500	2,664,000	—
Cash Overdraft	10,838,162	—	—	—
Payable due to Investment Adviser	71,498	33,268	14,853	1,590
Total Liabilities	28,713,988	9,450,395	2,678,853	1,590
Net Assets	$122,326,543	$53,264,942	$23,316,240	$2,866,496
*Includes Market Value of Securities on Loan	$16,348,745	$4,826,211	$—	$—
Net Assets Consist of:
Paid-in Capital	$356,572,471	$98,016,840	$26,839,916	$5,915,541
Undistributed (Distributions in Excess of) Net Investment Income	(364,475)	(238,355)	66,432	(61,716)
Accumulated Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(139,332,271)	(32,992,052)	(992,719)	(1,991,595)
Net Unrealized Depreciation on Investments and Affiliated Investments	(94,549,132)	(11,519,426)	(2,597,285)	(995,719)
Net Unrealized Depreciation on Foreign Currency Transactions	(50)	(2,065)	(104)	(15)
Net Assets	$122,326,543	$53,264,942	$23,316,240	$2,866,496
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	7,233,333	4,150,000	1,750,000	150,000

Net Asset Value, Offering and Redemption Price Per Share	$16.91	$12.83	$13.32	$19.11

The accompanying notes are an integral part of the financial statements.

26

Statements of Operations
For the period ended April 30, 2013 (Unaudited)

	Global X Silver Miners ETF		Global X Gold Explorers ETF	Global X Pure Gold Miners ETF	Global X Copper Miners ETF
Investment Income:
Dividend Income	$1,848,196		$—	$23,830	$254,943
Interest Income	91		21	2	7
Security Lending Income	67,915		—	—	6,140
Less: Foreign Taxes Withheld	(94,064)		—	(1,474)	(3,862)
Total Investment Income	1,822,138		21	22,358	257,228
Supervision and Administration Fees(1)	1,022,197		120,270	11,066	97,637
Total Expenses	1,022,197		120,270	11,066	97,637
Net Investment Income (Loss)	799,941		(120,249)	11,292	159,591

Net Realized Loss on:
Investments	(14,928,480	)(2)	(5,073,512)	(433,328)	(1,505,151	)(2)
Foreign Currency Transactions	(1,627)		(384)	(482)	8,080
Net Realized Loss on Investments and Foreign Currency Transactions	(14,930,107)		(5,073,896)	(433,810)	(1,497,071)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(138,775,106)		(19,913,500)	(1,460,499)	(3,460,519)
Foreign Currency Transactions	(9,565)		148	(7)	(11,578)
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(138,784,671)		(19,913,352)	(1,460,506)	(3,472,097)

Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(153,714,778)		(24,987,248)	(1,894,316)	(4,969,168)

Net Decrease in Net Assets Resulting from Operations	$(152,914,837)		$(25,107,497)	$(1,883,024)	$(4,809,577)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

27

Statements of Operations
For the period ended April 30, 2013 (Unaudited)

	Global X Uranium ETF	Global X Lithium ETF		Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Investment Income:
Dividend Income	$274,877	$440,998		$325,817	$15,015
Interest Income	84	38		12	—
Security Lending Income	518,575	26,074		—	—
Less: Foreign Taxes Withheld	(41,231)	(45,572)		(23,378)	(1,051)
Total Investment Income	752,305	421,538		302,451	13,964
Supervision and Administration Fees(1)	461,575	237,242		97,457	10,134
Total Expenses	461,575	237,242		97,457	10,134
Net Investment Income	290,730	184,296		204,994	3,830

Net Realized Gain (Loss) on:
Investments	(52,090,140)	(908,971	)(2)	157,768 (2)	(24,770	)(2)
Affiliated Investments	(6,510,676)	—		—	—
Foreign Currency Transactions	(19,745)	11,815		71	767
Net Realized Gain (Loss) on Investments, Affiliated Investments and Foreign Currency Transactions	(58,620,561)	(897,156)		157,839	(24,003)

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	32,236,834	(4,344,117)		(1,081,766)	(1,240,131)
Affiliated Investments	(658,352)	—		—	—
Foreign Currency Transactions	(60)	(706)		188	(19)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	31,578,422	(4,344,823)		(1,081,578)	(1,240,150)

Net Realized and Unrealized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(27,042,139)	(5,241,979)		(923,739)	(1,264,153)

Net Decrease in Net Assets Resulting from Operations	$(26,751,409)	$(5,057,683)		$(718,745)	$(1,260,323)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

28

Statements of Changes in Net Assets

	Global X Silver Miners ETF				Global X Gold Explorers ETF
	Period Ended April 30, 2013 (Unaudited)		Year ended October 31, 2012 (Audited)		Period Ended April 30, 2013 (Unaudited)	Year ended October 31, 2012 (Audited)
Operations:
Net Investment Income (Loss)	$799,941		$2,004,573		$(120,249)	$(192,120)
Net Realized Loss on Investments and Foreign Currency Transactions	(14,930,107	)(1)	(9,604,385	)(1)	(5,073,896)	(8,399,444)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(138,784,671)		24,956,898		(19,913,352)	(2,231,114)
Net Increase (Decrease) in Net Assets Resulting from Operations	(152,914,837)		17,357,086		(25,107,497)	(10,822,678)
Dividends and Distributions from:
Net Investment Income	(3,117,053)		(528,916)		(1,890,494)	(545,816)
Total Dividends and Distributions	(3,117,053)		(528,916)		(1,890,494)	(545,816)
Capital Share Transactions:
Issued	29,325,000		80,704,000		15,906,501	25,228,000
Redeemed	(32,776,500)		(74,671,000)		—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	(3,451,500)		6,033,000		15,906,501	25,228,000
Total Increase (Decrease) in Net Assets	(159,483,390)		22,861,170		(11,091,490)	13,859,506
Net Assets:
Beginning of Period	385,966,774		363,105,604		41,251,366	27,391,860
End of Period	$226,483,384		$385,966,774		$30,159,876	$41,251,366
Undistributed (Distributions in Excess of) Net Investment Income	$(913,397)		$1,403,715		$(2,615,345)	$(604,602)

Share Transactions:
Issued	1,200,000		3,550,000		637,500 (2)	675,000 (2)
Redeemed	(1,500,000)		(3,450,000)		—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)		100,000		637,500	675,000

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 4 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

29

Statements of Changes in Net Assets

	Global X Pure Gold Miners ETF		Global X Copper Miners ETF
	Period Ended April 30, 2013 (Unaudited)	Year ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)		Year ended October 31, 2012 (Audited)
Operations:
Net Investment Income	$11,292	$15,131	$159,591		$624,672
Net Realized Loss on Investments and Foreign Currency Transactions	(433,810)	(212,334)	(1,497,071	)(1)	(3,016,842	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,460,506)	(836,592)	(3,472,097)		(257,877)
Net Decrease in Net Assets Resulting from Operations	(1,883,024)	(1,033,795)	(4,809,577)		(2,650,047)
Dividends and Distributions from:
Net Investment Income	(5,222)	(86,778)	(1,026,703)		(1,669,576)
Net Realized Gains	—	—	—		(1,004,380)
Total Dividends and Distributions	(5,222)	(86,778)	(1,026,703)		(2,673,956)
Capital Share Transactions:
Issued	318,499	636,000	5,130,999		2,635,500
Redeemed	—	—	(1,782,000)		(11,788,000)
Increase (Decrease) in Net Assets from Capital Share Transactions	318,499	636,000	3,348,999		(9,152,500)
Total Decrease in Net Assets	(1,569,747)	(484,573)	(2,487,281)		(14,476,503)
Net Assets:
Beginning of Period	4,649,413	5,133,986	31,040,710		45,517,213
End of Period	$3,079,666	$4,649,413	$28,553,429		$31,040,710
Undistributed (Distributions in Excess of) Net Investment Income	$(62,750)	$(68,820)	$(501,783)		$365,329

Share Transactions:
Issued	25,000 (2)	25,000 (2)	450,000		200,000
Redeemed	—	—	(150,000)		(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	25,000	25,000	300,000		(650,000)

(1)	Includes realized gain (loss) as a result of in- kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 2 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

30

Statements of Changes in Net Assets

	Global X Uranium ETF			Global X Lithium ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)		Period Ended April 30, 2013 (Unaudited)		Year ended October 31, 2012 (Audited)
Operations:
Net Investment Income	$290,730	$494,660		$184,296		$1,208,946
Net Realized Loss on Investments, Affiliated Investments and Foreign Currency Transactions	(58,620,561)	(56,656,512	)(1)	(897,156	)(1)	(29,748,967	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments, Affiliated Investments and Foreign Currency Transactions	31,578,422	(3,760,381)		(4,344,823)		19,806,215
Net Decrease in Net Assets Resulting from Operations	(26,751,409)	(59,922,233)		(5,057,683)		(8,733,806)
Dividends and Distributions from:
Net Investment Income	(2,536,311)	—		(1,597,778)		(114,415)
Total Dividends and Distributions	(2,536,311)	—		(1,597,778)		(114,415)
Capital Share Transactions:
Issued	15,946,000	14,424,500		—		11,966,000
Redeemed	—	(18,183,000)		(9,950,500)		(40,547,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	15,946,000	(3,758,500)		(9,950,500)		(28,581,500)
Total Decrease in Net Assets	(13,341,720)	(63,680,733)		(16,605,961)		(37,429,721)
Net Assets:
Beginning of Period	135,668,263	199,348,996		69,870,903		107,300,624
End of Period	$122,326,543	$135,668,263		$53,264,942		$69,870,903
Undistributed (Distributions in Excess of) Net Investment Income	$(364,475)	$1,881,106		$(238,355)		$1,175,127

Share Transactions:
Issued	783,333 (2)	516,667	(2)	—		750,000
Redeemed	—	(650,000	)(2)	(700,000)		(2,650,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	783,333	(133,333)		(700,000)		(1,900,000)

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

31

Statements of Changes in Net Assets

	Global X Fertilizers/Potash ETF		Global X Junior Miners ETF
	Period Ended April 30, 2013 (Unaudited)	Year ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)	Year ended October 31, 2012 (Audited)
Operations:
Net Investment Income (Loss)	$204,994	$394,044	$3,830	$(13,782)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	157,839	(2,916,229)	(24,003)	(1,127,606)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(1,081,578)	1,379,636	(1,240,150)	942,998
Net Decrease in Net Assets Resulting from Operations	(718,745)	(1,142,549)	(1,260,323)	(198,390)
Dividends and Distributions from:
Net Investment Income	(330,509)	(185,936)	(337,710)	(71,812)
Net Realized Gains	—	(32,332)	—	—
Total Dividends and Distributions	(330,509)	(218,268)	(337,710)	(71,812)
Capital Share Transactions:
Issued	—	6,730,500	1,754,500	568,000
Redeemed	(4,018,000)	(12,146,000)	—	(469,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	(4,018,000)	(5,415,500)	1,754,500	98,500
Total Increase (Decrease) in Net Assets	(5,067,254)	(6,776,317)	156,467	(171,702)
Net Assets:
Beginning of Period	28,383,494	35,159,811	2,710,029	2,881,731
End of Period	$23,316,240	$28,383,494	$2,866,496	$2,710,029
Undistributed (Distributions in Excess of) Net Investment Income	$66,432	$191,947	$(61,716)	$272,164

Share Transactions:
Issued	—	500,000	66,667 (2)	16,667	(2)
Redeemed	(300,000)	(950,000)	—	(16,667	)(2)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(300,000)	(450,000)	66,667	—

(1)	Includes realized gain (loss) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements.)
(2)	Adjusted to reflect the effect of a 1 for 3 reverse share split on May 16, 2013. (See Note 10 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

32

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Silver Miners ETF
2013(Unaudited)	24.98	0.05	(9.88)	(9.83)	(0.20)	—	(0.20)	14.95	(39.57)	226,483	0.65	†	0.51	†	11.21	††
2012	23.66	0.13	1.23	1.36	(0.04)	—	(0.04)	24.98	5.76	385,967	0.65		0.62		18.13
2011	20.20	0.04	3.66	3.70	(0.24)	—	(0.24)	23.66	18.20	363,106	0.65		0.16		26.50
2010(1)	14.50	0.05	5.65	5.70	—	—	—	20.20	39.31	171,672	0.65	†	0.61	†	0.35	††
Global X Gold Explorers ETF
2013(3)(Unaudited)	34.72	(0.08)	(16.67)	(16.75)	(1.44)	—	(1.44)	16.53	(49.95)	30,160	0.65	†	(0.65	)†	10.41	††
2012(3)	53.44	(0.24)	(17.46)	(17.70)	(1.02)	—	(1.02)	34.72	(33.42)	41,251	0.65		(0.65)		43.12
2011(2),(3)	61.96	(0.42)	(8.10)	(8.52)	—	—	—	53.44	(13.75)	27,392	0.65	†	(0.65	)†	29.96	††
Global X Pure Gold Miners ETF
2013(4)(Unaudited)	23.24	0.06	(9.58)	(9.52)	(0.03)	—	(0.03)	13.69	(41.06)	3,080	0.59	†	0.60	†	14.06	††
2012(4)	29.34	0.08	(5.68)	(5.60)	(0.50)	—	(0.50)	23.24	(19.13)	4,649	0.59		0.32		19.23
2011(4)(5)	30.30	0.02	(0.98)	(0.96)	—	—	—	29.34	(3.17)	5,134	0.59	†	0.10	†	7.61	††
Global X Copper Miners ETF
2013(Unaudited)	12.93	0.07	(1.99)	(1.92)	(0.43)	—	(0.43)	10.58	(15.37)	28,553	0.65	†	1.06	†	18.22	††
2012	14.92	0.24	(1.32)	(1.08)	(0.57)	(0.34)	(0.91)	12.93	(7.08)	31,041	0.65		1.84		28.90
2011	16.63	0.35	(1.97)	(1.62)	(0.09)	—	(0.09)	14.92	(9.85)	45,517	0.65		1.91		15.78
2010(1)	14.40	—	2.23	2.23	—	—	—	16.63	15.49	29,929	0.65	†	0.06	†	1.36	††

(1)	The Fund commenced operations on April 19, 2010.
(2)	The Fund commenced operations on November 3, 2010.
(3)	Per share amounts have been adjusted for a 1 for 4 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
(4)	Per share amounts have been adjusted for a 1 for 2 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
(5)	The Fund commenced operations on March 14, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

33

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X Uranium ETF
2013(2)(Unaudited)	21.03	0.04	(3.79)	(3.75)	(0.37)	—	(0.37)	16.91	(18.00)	122,327	0.69	†	0.43	†	17.75	††
2012(2)	30.27	0.08	(9.32)	(9.24)	—	—	—	21.03	(30.53)	135,668	0.69		0.30		55.90
2011(1) (2)	50.34	0.44	(19.34)	(18.90)	(1.17)	—	(1.17)	30.27	(38.70)	199,349	0.69	†	1.10	†	24.17	††
Global X Lithium ETF
2013(Unaudited)	14.41	0.04	(1.27)	(1.23)	(0.35)	—	(0.35)	12.83	(8.71)	53,265	0.75	†	0.58	†	16.94	††
2012	15.90	0.21	(1.68)	(1.47)	(0.02)	—	(0.02)	14.41	(9.25)	69,871	0.75		1.40		28.78
2011	19.83	(0.04)	(3.62)	(3.66)	(0.25)	(0.02)	(0.27)	15.90	(18.86)	107,301	0.75		(0.22)		24.87
2010(3)	15.51	(0.03)	4.35	4.32	—	—	—	19.83	27.85	78,317	0.75	†	(0.62	)†	5.55	††
Global X Fertilizers/Potash ETF
2013(Unaudited)	13.85	0.10	(0.47)	(0.37)	(0.16)	—	(0.16)	13.32	(2.72)	23,316	0.69	†	1.45	†	7.24	††
2012	14.06	0.19	(0.29)	(0.10)	(0.09)	(0.02)	(0.11)	13.85	(0.61)	28,383	0.69		1.42		24.05
2011(4)	15.05	0.06	(1.05)	(0.99)	—	—	—	14.06	(6.58)	35,160	0.69	†	0.90	†	7.55	††
Global X Junior Miners ETF
2013(2)(Unaudited)	32.52	0.03	(10.06)	(10.03)	(3.38)	—	(3.38)	19.11	(33.86)	2,866	0.69	†	0.25	†	14.34	††
2012(2)	34.59	(0.18)	(1.03)	(1.21)	(0.86)	—	(0.86)	32.52	(3.16)	2,710	0.75		(0.57)		167.10
2011(2)(5)	45.12	(0.20)	(10.33)	(10.53)	—	—	—	34.59	(23.34)	2,882	0.75	†	(0.77	)†	28.23	††

(1)	The Fund commenced operations on November 4, 2010.
(2)	Per share amounts have been adjusted for a 1 for 3 reverse share split on May 16, 2013. For more information see Note 10 in the Notes to Financial Statements.
(3)	The Fund commenced operations on July 22, 2010.
(4)	The Fund commenced operations on May 25, 2011.
(5)	The Fund commenced operations on March 16, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

34

Notes to Financial Statements
April 30, 2013 (Unaudited)

1. ORGANIZATION

The Global X Funds (the “Trust”) is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2013 the Trust had seventy-nine portfolios, thirty-five of which were operational. The financial statements herein and the related notes pertain to the Global X Silver Miners ETF, Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF, Global X Lithium ETF, Global X Fertilizers/Potash ETF and Global X Junior Miners ETF (the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities for which market prices are not “readily available” are valued in accordance with Fair Value Procedures established by the Board of Directors (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been

35

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2013, there were $207,205, $10,442, $1,507,951 and $7,208 of fair valued securities in the Global X Silver Miners ETF, Global X Pure Gold Miners ETF, Global X Lithium ETF, Global X Junior Miners ETF, respectively. There were no other securities priced using the fair value procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Fund has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Fund does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

36

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (concluded)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the period ended April 30, 2013 there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X Lithium Fund ETF

Quantitative information about Level 3 fair value
Assets	Fair Value at 4/30/13	Valuation Technique(s)	Unobservable Input	Discount percentage Range
Common Stock	$1 ,507,951	Last Traded Price	Last Traded Price Comparability Adjustment 0%	0%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position.

37

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the period ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION -- The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS -- The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants“) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

38

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (concluded)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X Silver Miners ETF	50,000	$1,000	$747,500	$1,000
Global X Gold Explorers ETF	50,000	1,000	826,500	1,000
Global X Pure Gold Miners ETF	50,000	1,000	684,500	1,000
Global X Copper Miners ETF	50,000	1,000	529,000	1,000
Global X Uranium ETF	50,000	1,000	845,500	1,000
Global X Lithium ETF	50,000	1,000	641,500	1,000
Global X Fertilizers/Potash ETF	50,000	1,000	666,000	1,000
Global X Junior Miners ETF	50,000	1,000	955,000	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees and other transaction expenses, interest expenses, and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X Silver Miners ETF	0.65%
Global X Gold Explorers ETF	0.65%
Global X Pure Gold Miners ETF	0.59%
Global X Copper Miners ETF	0.65%
Global X Uranium ETF	0.69%
Global X Lithium ETF	0.75%
Global X Fertilizers/Potash ETF	0.69%
Global X Junior Miners ETF	0.69%

39

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

The Adviser and MCCA Lithium ETF, LLC (“MCCA”), a single purpose limited liability firm, have entered into an agreement, pursuant to which MCCA has agreed to assist the Adviser, in its capacity as sponsor of the Global X Lithium ETF, by providing initial capital and additional financial resources to the Adviser in connection with the listing, launch and the continuing operation of the Global X Lithium Fund. In return, the Adviser has agreed to compensate MCCA for its financial assistance to the Adviser with respect to the Global X Lithium ETF by sharing with MCCA fifty percent (50%) of the Adviser’s Net Profits with respect to the Global X Lithium ETF. For this purpose, the term Net Profits means, for any calendar quarter, the total management fees received by the Adviser with respect to the Global X Lithium ETF less direct expenses, marketing expenses and overhead expenses for the Global X Lithium ETF during such quarter. In the event that there are no Net Profits with respect to the Global X Lithium ETF in any calendar quarter, MCCA shall pay fifty percent of the negative shortfall in Net Profits to the Adviser. The agreement between the parties does not contemplate that MCCA or any of its affiliates will be involved directly or indirectly in the distribution of shares of the Global X Lithium ETF.

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds’ underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

At April 30, 2012, the Global X Uranium ETF Fund owns greater than 5% of the outstanding shares of four common stocks. These investments are labeled as “Affiliated Investments” in the Schedule of Investments.

40

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

3. RELATED PARTY TRANSACTIONS (concluded)

The following is a summary of the transactions with affiliates for the period ended April 30, 2012:

			Changes in
			Unrealized
Value At	Purchases at	Proceeds from	Appreciation		Value at	Dividend
10/31/2012	Cost	Sales	(Depreciation)	Realized Loss	04/30/2013	Income
Azimuth Resources
$6,977,334	$1,827,373	$(134,604)	$(712,751)	$(339,132)	$7,618,220	$—
Laramide Resources
$2,357,379	$1,031,637	$(38,061)	$(751,194)	$(75,818)	$2,523,943	$—
Rockgate Capital
$7,044,447	$692,880	$(635,408)	$(2,603,266)	$(1,879,097)	$2,619,556	$—
Ur-Energy
$8,032,048	$851,744	$(2,500,570)	$3,408,859	$(4,216,629)	$5,575,452	$—
Totals:
$24,411,208	$4,403,634	$(3,308,643)	$(658,352)	$(6,510,676)	$18,337,171	$—

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X Silver Miners ETF	$35,415,767	$37,164,492
Global X Gold Explorers ETF	3,891,238	5,728,939
Global X Pure Gold Miners ETF	537,228	539,156
Global X Copper Miners ETF	6,066,920	5,520,070
Global X Uranium ETF	23,961,223	26,039,505
Global X Lithium ETF	10,799,385	14,016,358
Global X Fertilizers/Potash ETF	2,022,621	2,454,811
Global X Junior Miners ETF	430,787	-

For the periods ended October 31, 2012 and April 30, 2013, respectively, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$80,721,501	$82,625,848	$5,762,523
Global X Gold Explorers ETF	25,250,157	-	-
Global X Pure Gold Miners ETF	628,887	-	-
Global X Copper Miners ETF	2,635,573	11,780,495	(1,997,983)
Global X Uranium ETF	14,456,617	18,183,895	1,104,450
Global X Lithium ETF	-	39,923,151	(5,229,061)
Global X Fertilizers/Potash ETF	6,305,309	11,054,840	(1,634,109)
Global X Junior Miners ETF	563,708	470,367	(41,821)

41

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

4. INVESTMENT TRANSACTIONS (concluded)

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X Silver Miners ETF	$29,334,288	$32,746,292	$840,806
Global X Gold Explorers ETF	15,937,205	-	-
Global X Pure Gold Miners ETF	318,055	-	-
Global X Copper Miners ETF	5,115,425	1,778,920	84,719
Global X Uranium ETF	15,894,511	-	-
Global X Lithium ETF	-	9,480,077	1,664,110
Global X Fertilizers/Potash ETF	1,913,044	3,729,982	300,728
Global X Junior Miners ETF	1,743,973	759,786	24,766

During the period ended April 30, 2013, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to distribution reclassifications, investment in master limited partnership, foreign currency, redemptions in-kind, sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal year ended October 31, 2012.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)
Global X Silver Miners ETF	$4,371,304	$25,073	$(4,396,377)
Global X Gold Explorers ETF	–	231,492	(231,492)
Global X Pure Gold Miners ETF	3,189	1,740	(4,929)
Global X Copper Miners ETF	(2,227,473)	211,241	2,016,232
Global X Uranium ETF	(1,337,084)	1,780,288	(443,204)
Global X Lithium ETF	(5,312,742)	150,899	5,161,843
Global X Fertilizers/Potash ETF	(1,631,084)	(116,703)	1,747,787
Global X Junior Miners ETF	(49,771)	378,275	(328,504)

These reclassifications have no impact on net assets or net asset value per share.

42

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the periods ended October 31, 2012 and 2011 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Return of Capital	Totals

Global X Silver Miners ETF
2012	$528,916	$–	$–	$528,916
2011	3,208,369	–	–	3,208,369
Global X Gold Explorers ETF
2012	$545,816	$–	$–	$545,816
Global X Pure Gold Miners ETF
2012	$86,778	$–	$–	$86,778
Global X Copper Miners ETF
2012	$2,658,157	$15,799	$–	$2,673,956
2011	388,853	–	–	388,853
Global X Uranium ETF
2011	$2,442,914	$–	$239,171	$2,682,085
Global X Lithium ETF
2012	$114,415	$–	$–	$114,415
2011	1,638,357	–	–	1,638,357
Global X Fertilizers/Potash ETF
2012	$218,268	$–	$–	$218,268
Global X Junior Miners ETF
2012	$71,812	$–	$–	$71,812

As of October 31, 2012, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Pure Gold Miners ETF
Undistributed Ordinary Income	$2,755,920	$1,890,494	$5,222
Capital Loss Carryforwards	(13,118,963)	(7,924,493)	(210,817)
Unrealized Depreciation on Investments and Foreign Currency	(10,119,585)	(12,169,740)	(1,033,680)
Other Temporary Differences	4	—	(1)
Total Accumulated Losses	$(20,482,624)	$(18,203,739)	$(1,239,276)

	Global X Funds
	Global X Copper Miners ETF	Global X Uranium ETF	Global X Lithium ETF
Undistributed Ordinary Income	$915,220	$2,374,151	$1,408,083
Capital Loss Carryforwards	(789,689)	(60,021,322)	(30,780,985)
Unrealized Depreciation on Investments and Foreign Currency	(8,116,216)	(147,311,034)	(8,723,532)
Other Temporary Differences	(9)	(3)	(3)
Total Accumulated Losses	$(7,990,694)	$(204,958,208)	$(38,096,437)

43

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

	Global X Funds
	Global X Fertilizers/Potash ETF	Global X Junior Miners ETF
Undistributed Ordinary Income	$191,947	$337,186
Capital Loss Carryforwards	(1,004,754)	(1,967,592)
Unrealized Appreciation (Depreciation) on Investments and Foreign Currency	(1,661,614)	179,395
Other Temporary Differences	(1)	(1)
Total Accumulated Losses	$(2,474,422)	$(1,451,012)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2012, the Funds that had capital loss carryforwards are listed below:

	Global X Silver Miners ETF	Global X Gold Explorers ETF	Global X Uranium ETF	Global X Lithium ETF	Global X Junior Miners ETF
Oct. 2019	$8,433,465	$130,976	$12,705,798	$7,329,308	$506,011

During the fiscal year ended October 31, 2012, no Funds utilized capital loss carry forwards to offset capital gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X Silver Miners ETF	$2,110,101	$2,575,397	$4,685,498
Global X Gold Explorers ETF	4,629,856	3,163,661	7,793,517
Global X Pure Gold Miners ETF	210,817	—	210,817
Global X Copper Miners ETF	628,673	161,016	789,689
Global X Uranium ETF	25,010,984	22,304,540	47,315,524
Global X Lithium ETF	7,882,524	15,569,153	23,451,677
Global X Fertilizers/Potash ETF	1,004,754	—	1,004,754
Global X Junior Miners ETF	961,159	500,422	1,461,581

44

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

5. TAX INFORMATION (concluded)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2013 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Depreciation
Global X Silver Miners ETF	$368,593,484	$4,797,357	$(136,488,105)	$(131,690,748)
Global X Gold Explorers ETF	62,337,469	–	(28,640,924)	(28,640,924)
Global X Pure Gold Miners ETF	5,478,683	68,469	(2,479,754)	(2,411,285)
Global X Copper Miners ETF	41,705,127	766,765	(11,236,379)	(10,469,614)
Global X Uranium ETF	245,402,431	–	(94,549,132)	(94,549,132)
Global X Lithium ETF	69,961,039	7,959,843	(19,479,269)	(11,519,426)
Global X Fertilizers/Potash ETF	25,884,210	1,011,876	(3,609,161)	(2,597,285)
Global X Junior Miners ETF	3,859,187	56,650	(1,052,369)	(995,719)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying

45

Notes to Financial Statements (continued)

April 30, 2013 (Unaudited)

6. CONCENTRATION OF RISKS (concluded)

Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Commodity related securities, are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on these Funds.

7. OTHER

At April 30, 2013, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X Silver Miners ETF	5	100%
Global X Gold Explorers ETF	5	100%
Global X Pure Gold Miners ETF	3	100%
Global X Copper Miners ETF	5	100%
Global X Uranium ETF	7	100%
Global X Lithium ETF	4	100%
Global X Fertilizers/Potash ETF	4	100%
Global X Junior Miners ETF	3	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2013, the value of securities on loan was $10,124,610, $601,505, $16,348,745 and $4,826,211 for the Global X Silver Miners ETF, Global X Copper Miners ETF, Global X Uranium ETF and Global X Lithium ETF, respectively.

46

Notes to Financial Statements (concluded)

April 30, 2013 (Unaudited)

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X Gold Explorers ETF, Global X Pure Gold Miners ETF, Global X Uranium ETF and the Global X Junior Miners ETF executed a reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Fund by the ratio below, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions. The details of the reverse split are as follows:

Fund Name	Ratio
Global X Gold Explorers ETF	1:4
Global X Pure Gold Miners ETF	1:2
Global X Uranium ETF	1:3
Global X Junior Miners ETF	1:3

11. SUBSEQUENT EVENTS

The Funds have been evaluated regarding the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosure or adjustments were required to the financial statements as the date the financial statements were issued.

47

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

48

Disclosure of Fund Expenses (Unaudited) (concluded)

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Silver Miners ETF
Actual Fund Return	$1,000.00	$604.30	0 .65%	$2 .59
Hypothetical 5% Return	1,000.00	1,021.57	0 .65	3 .26
Global X Gold Explorers ETF
Actual Fund Return	$1,000.00	$500.50	0 .65%	$2 .42
Hypothetical 5% Return	1,000.00	1,021.57	0 .65	3 .26
Global X Pure Gold Miners ETF
Actual Fund Return	$1,000.00	$589.40	0 .59%	$2 .33
Hypothetical 5% Return	1,000.00	1,021.87	0 .59	2 .96
Global X Copper Miners ETF
Actual Fund Return	$1,000.00	$846.30	0 .65%	$2 .98
Hypothetical 5% Return	1,000.00	1,021.57	0 .65	3 .26
Global X Uranium ETF
Actual Fund Return	$1,000.00	$820.00	0 .69%	$3 .11
Hypothetical 5% Return	1,000.00	1,021.37	0 .69	3 .46
Global X Lithium ETF
Actual Fund Return	$1,000.00	$912.90	0 .75%	$3 .56
Hypothetical 5% Return	1,000.00	1,021.08	0 .75	3 .76
Global X Fertilizers/Potash ETF
Actual Fund Return	$1,000.00	$972.80	0 .69%	$3 .38
Hypothetical 5% Return	1,000.00	1,021.37	0 .69	3 .46
Global X Junior Miners ETF
Actual Fund Return	$1,000.00	$661.40	0 .69%	$2 .84
Hypothetical 5% Return	1,000.00	1,021.37	0 .69	3 .46

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)

49

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 16, 2012, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders, respectively. In approving the continuation of the Renewal Agreements for each Renewal Fund, the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and other service providers for the Renewal Funds throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the continuation of the Renewal Agreements are discussed below.

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In connection with these considerations, the Board noted that Global X Management had significantly increased its support staff and operational resources since the inception of each Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions

50

Approval of Investment Advisory Agreement (Unaudited)

for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;
•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and

•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Funds by Global X Management.

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance (as available) relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. Global X Management discussed with the Board its current and expected profitability with respect to each of the Renewal Funds with respect to which Global X Management generates or is expected to generate a profit. In addition, Global X Management noted that it was unlikely that it would generate profits in the upcoming year from its services to certain of the smaller Renewal Funds because of the small amount of assets under management and the required payment of certain fixed fees and expenses for each of the Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

Comparison of Fees and Services

51

Approval of Investment Advisory Agreement (Unaudited)

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;

•	the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace; and

•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the Management Fee and total expense ratio of each Renewal Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the proposed unitary Management Fee for each Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and

•	that the proposed unitary Management Fee provides a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

52

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com.

53

Notes

54

Notes

55

Notes

56

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-001-0500

Global X China Consumer ETF (ticker: CHIQ)

Global X China Energy ETF (ticker: CHIE)

Global X China Financials ETF (ticker: CHIX)

Global X China Industrials ETF (ticker: CHII)

Global X China Materials ETF (ticker: CHIM)

Global X NASDAQ China Technology ETF (ticker: QQQC)

Global X FTSE ASEAN 40 ETF (ticker: ASEA)

Global X FTSE Andean 40 ETF (ticker: AND)

Global X FTSE Colombia 20 ETF (ticker: GXG)

Global X Brazil Mid Cap ETF (ticker: BRAZ)

Global X Brazil Consumer ETF (ticker: BRAQ)

Global X Brazil Financials ETF (ticker: BRAF)

Global X FTSE Argentina 20 ETF (ticker: ARGT)

Global X FTSE Greece 20 ETF (ticker: GREK)

Global X FTSE Norway 30 ETF (ticker: NORW)

Global X FTSE Nordic Region ETF (ticker: GXF)

Global X Central Asia & Mongolia Index ETF (ticker: AZIA)

Global X Nigeria Index ETF (ticker: NGE)

Semi-Annual Report

April 30, 2013

Schedule of Investments
Global X China Consumer ETF	1
Global X China Energy ETF	4
Global X China Financials ETF	6
Global X China Industrials ETF	9
Global X China Materials ETF	11
Global X NASDAQ China Technology ETF	13
Global X FTSE ASEAN 40 ETF	15
Global X FTSE Andean 40 ETF	18
Global X FTSE Colombia 20 ETF	22
Global X Brazil Mid Cap ETF	25
Global X Brazil Consumer ETF	29
Global X Brazil Financials ETF	32
Global X FTSE Argentina 20 ETF	34
Global X FTSE Greece 20 ETF	36
Global X FTSE Norway 30 ETF	38
Global X FTSE Nordic Region ETF	41
Global X Central Asia & Mongolia Index ETF	44
Global X Nigeria Index ETF	47
Statements of Assets and Liabilities	50
Statements of Operations	55
Statements of Changes in Net Assets	60
Financial Highlights	69
Notes to Financial Statements	72
Disclosure of Fund Expenses (unaudited)	88
Approval of Investment Advisory Agreement	91
Supplemental Information (unaudited)	96

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds uses to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Consumer ETF

Sector Weightings †:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.9%
CHINA—71.9%
Consumer Goods — 43.5%
361 Degrees International (A)	1,371,907	$371,256
Anta Sports Products	2,912,896	2,439,879
China Yurun Food Group (A)	5,110,688	3,042,645
Daphne International Holdings (A)	3,475,024	3,618,254
Dongfeng Motor Group, Cl H	6,687,446	9,962,034
Great Wall Motor, Cl H	2,967,752	12,868,934
Guangzhou Automobile Group, Cl H *	8,472,217	6,987,260
Hengan International Group	929,906	9,610,441
Li Ning (A)	2,745,869	1,514,445
Shenzhou International Group Holdings	1,573,862	4,563,300
Tingyi Cayman Islands Holding	3,491,618	9,651,257
Tsingtao Brewery, Cl H (A)	1,255,264	8,419,488
Uni-President China Holdings	4,066,361	4,422,606
Want Want China Holdings	6,348,397	10,062,342
Zhongpin *	102,599	1,329,683
		88,863,824
Consumer Services — 21.3%
Air China, Cl H	7,117,936	5,760,280
Ajisen China Holdings (A)	1,998,793	1,442,400
China Southern Airlines, Cl H *	6,741,895	3,544,639
Focus Media Holding ADR (A)	145,355	3,963,831
Golden Eagle Retail Group (A)	2,172,410	3,824,039
GOME Electrical Appliances Holding (A)	43,822,757	4,404,780
Home Inns & Hotels Management ADR (A) *	63,923	1,592,961
Intime Department Store Group	4,460,896	5,288,589
New Oriental Education & Technology Group ADR	125,131	2,393,756
Parkson Retail Group	5,211,112	2,820,393
PCD Stores Group	8,080,452	1,218,292
Wumart Stores, Cl H *	2,053,911	3,599,568
Youku.com ADR (A) *	173,795	3,521,087
		43,374,615

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Consumer ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Health Care — 7.1%
Shandong Weigao Group Medical Polymer, Cl H	5,910,547	$5,674,320
Sinopharm Group, Cl H	2,934,370	8,715,969
		14,390,289
TOTAL CHINA		146,628,728
HONG KONG— 28.0%
Consumer Goods — 19.7%
AviChina Industry & Technology, Cl H	7,556,922	3,651,793
Belle International Holdings, Cl A	5,595,196	9,128,069
Bosideng International Holdings (A)	10,659,162	2,802,097
China Agri-Industries Holdings	7,924,656	3,890,767
China Foods (A)	2,772,313	1,414,710
China Mengniu Dairy	3,171,426	8,929,680
China Resources Enterprise	3,013,513	10,329,626
		40,146,742
Consumer Services — 8.3%
China Dongxiang Group	9,825,888	1,684,043
China Travel International Investment Hong Kong	10,176,602	2,072,000
Chow Tai Fook Jewellery Group (A)	4,073,179	5,479,789
Melco Crown Entertainment ADR *	315,358	7,760,961
		16,996,793
TOTAL HONG KONG		57,143,535
TOTAL COMMON STOCK
(Cost $209,351,774)		203,772,263

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $126,136)	$126,136	126,136
REPURCHASE AGREEMENT — 13.0%
Barclays
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price
$26,536,837 (collateralized by U.S. Treasury Bills, ranging in par value
$421,043 to $10,760,196, 0.000%, 07/11/13 to 12/12/13, with a total market value of $27,067,478) (B)
(Cost $26,536,726)	26,536,726	26,536,726

TOTAL REPURCHASE AGREEMENT
(Cost $26,536,726)		26,536,726

TOTAL INVESTMENTS — 113.0%
(Cost $236,014,636)		$230,435,125

Percentages are based on Net Assets of $203,891,162.

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Consumer ETF

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $21,866,509.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2013 was $26,536,726.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$203,772,263	$—	$—	$203,772,263
Time Deposit	—	126,136	—	126,136
Repurchase Agreement	—	26,536,726	—	26,536,726
Total Investments in Securities	$203,772,263	$26,662,862	$—	$230,435,125

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Energy ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA—56.4%
Energy — 43.3%
Anton Oilfield Services Group	59,728	$47,643
China Coal Energy, Cl H	251,891	193,783
China Longyuan Power Group, Cl H	200,676	183,863
China Oilfield Services, Cl H	101,556	200,229
China Petroleum & Chemical, Cl H	392,306	429,203
China Shenhua Energy, Cl H	61,040	215,917
LDK Solar ADR *	2,925	3,861
PetroChina, Cl H	351,813	447,465
Tianneng Power International	47,215	29,874
Trina Solar ADR *	1,971	10,072
Yanzhou Coal Mining, Cl H	129,475	134,812
Yingli Green Energy Holding ADR *	5,693	14,346
		1,911,068
Oil & Gas — 5.0%
ENN Energy Holdings	36,161	209,226
JA Solar Holdings ADR *	2,376	11,975
		221,201
Utilities — 8.1%
Datang International Power Generation, Cl H *	187,012	82,419
Huadian Power International, Cl H *	88,361	48,506
Huaneng Power International, Cl H	195,821	226,351
		357,276
TOTAL CHINA		2,489,545
HONG KONG— 43.5%
Energy — 23.9%
Beijing Enterprises Holdings	26,373	197,284
China Gas Holdings	98,237	96,843
CNOOC	247,685	462,166
Kunlun Energy	100,105	195,820
Shougang Fushan Resources Group	272,015	106,210
		1,058,323

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Energy ETF

	Shares	Value
COMMON STOCK — continued
Utilities — 19.6%
China Power International Development	136,484	$49,246
China Resources Power Holdings	70,101	229,450
GCL-Poly Energy Holdings	690,611	139,721
Hong Kong & China Gas	148,387	446,491
		864,908
TOTAL HONG KONG		1,923,231
TOTAL COMMON STOCK
(Cost $4,205,046)		4,412,776
TOTAL INVESTMENTS — 99.9%
(Cost $4,205,046)		$4,412,776

Percentages are based on Net Assets of $4,419,403.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,412,776	$—	$—	$4,412,776
Total Investments in Securities	$4,412,776	$—	$—	$4,412,776

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

 The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Financials ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA—83.6%
Financials — 73.5%
Agricultural Bank of China, Cl H	796,188	$380,644
Bank of China, Cl H	1,639,334	766,839
Bank of Communications, Cl H *	466,371	370,806
China Citic Bank, Cl H	400,052	225,283
China Construction Bank, Cl H	938,026	785,702
China Life Insurance, Cl H	132,240	361,267
China Merchants Bank, Cl H	178,134	379,675
China Minsheng Banking, Cl H *	259,813	333,800
China Pacific Insurance Group, Cl H	94,912	341,236
Chongqing Rural Commercial Bank, Cl H	140,067	76,169
CITIC Securities, Cl H *	49,196	111,576
Industrial & Commercial Bank of China, Cl H	1,111,037	781,720
PICC Property & Casualty, Cl H	193,742	248,664
Ping An Insurance Group of China, Cl H	46,307	366,690
Sino-Ocean Land Holdings	246,821	162,848
SOHO China	81,859	70,676
		5,763,595
Real Estate — 10.1%
Agile Property Holdings	65,112	84,241
Country Garden Holdings	231,612	131,324
Evergrande Real Estate Group	294,761	120,409
Greentown China Holdings	23,193	45,070
Guangzhou R&F Properties	51,493	93,163
Longfor Properties	58,738	98,097
Renhe Commercial Holdings	456,768	28,842
Shimao Property Holdings	67,104	144,582
Shui On Land *	148,501	49,372
		795,100
TOTAL CHINA		6,558,695
HONG KONG— 16.2%
Financials — 14.5%
China Everbright	41,941	66,693

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Financials ETF

	Shares/Number of Rights/Face Amount	Value
COMMON STOCK — continued
Financials — continued
China Overseas Land & Investment	125,866	$384,403
China Resources Land	94,808	287,106
Franshion Properties China *	184,258	62,922
Hopson Development Holdings	30,361	50,627
KWG Property Holding	66,847	46,172
New China Life Insurance, Cl H	31,011	115,290
Shenzhen Investment	115,508	48,376
Yuexiu Property	262,645	77,844
		1,139,433
Real Estate — 1.7%
China Taiping Insurance Holdings *	38,630	65,809
Poly Property Group	97,107	67,698
		133,507
TOTAL HONG KONG		1,272,940
TOTAL COMMON STOCK
(Cost $7,961,933)		7,831,635

RIGHTS — 0.1%
Hong Kong — 0.1%
Shui On Land, Strike Price 1.84 HKD, Expiration date 05/13/13	49,500	5,230

TOTAL RIGHTS (Cost $–)		5,230

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $246)	$246	246
TOTAL INVESTMENTS — 99.9%
(Cost $7,962,179)		$7,837,111

Percentages are based on Net Assets of $7,846,063.

*	Non-income producing security.

Cl — Class

HKD — Hong Kong Dollar

 The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Financials ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$7,831,635	$—	$—	$7,831,635
Rights	5,230	—	—	5,230
Time Deposit	—	246	—	246
Total Investments in Securities	$7,836,865	$246	$—	$7,837,111

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Industrials ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
CHINA—82.2%
Industrials — 82.2%
Anhui Conch Cement, Cl H	58,037	$210,156
BBMG, Cl H	145,244	116,605
Byd, Cl H	71,044	253,593
China Communications Construction, Cl H	218,783	209,475
China COSCO Holdings, Cl H	337,062	142,466
China Liansu Group Holdings	127,945	72,874
China National Building Material, Cl H	168,317	198,679
China National Materials	135,446	33,512
China Railway Construction, Cl H *	230,411	232,485
China Railway Group, Cl H *	431,968	227,669
China Rongsheng Heavy Industry Group	395,518	57,594
China Shanshui Cement Group	254,752	144,116
China Shipping Container Lines, Cl H *	489,652	116,732
China Shipping Development, Cl H	158,344	67,948
China South Locomotive and Rolling Stock	253,713	167,068
China Zhongwang Holdings	182,508	60,913
Dongfang Electric, Cl H *	44,243	62,144
First Tractor, Cl H *	52,141	38,836
Guangshen Railway, Cl H	186,688	94,064
Haitian International Holdings	83,996	143,743
Harbin Power Equipment, Cl H	86,371	66,224
Jiangsu Expressway, Cl H	159,679	174,903
Metallurgical Corp of China, Cl H	374,141	76,177
Sany Heavy Equipment International Holdings	103,994	41,677
Shanghai Electric Group, Cl H	364,651	127,814
Weichai Power, Cl H *	59,259	206,563
Yangzijiang Shipbuilding Holdings	232,443	179,281
Zhuzhou CSR Times Electric, Cl H	59,593	164,722
TOTAL CHINA		3,688,033
HONG KONG— 17.6%
Industrials — 17.6%
Beijing Capital International Airport, Cl H	191,371	132,675
China High Speed Transmission Equipment Group	134,150	64,826
China Resources Cement Holdings	226,441	130,435
CITIC Resources Holdings *	285,141	36,009

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Industrials ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Shanghai Industrial Holdings	65,999	$209,220
Shenzhen International Holdings	1,009,261	131,357
Sunny Optical Technology Group	63,964	84,899
TOTAL HONG KONG		789,421
TOTAL COMMON STOCK
(Cost $5,925,699)		4,477,454
TOTAL INVESTMENTS — 99.8%
(Cost $5,925,699)		$4,477,454

Percentages are based on Net Assets of $4,485,232.

*	Non-income producing security.

Cl — Class

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$4,477,454	$—	$—	$4,477,454
Total Investments in Securities	$4,477,454	$—	$—	$4,477,454

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Materials ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.6%
CHINA—68.3%
Basic Materials — 68.3%
Aluminum Corp of China, Cl H *	280,599	$105,946
Angang Steel, Cl H	177,084	104,286
China BlueChemical	179,929	109,671
China Hongqiao Group	177,182	102,517
China Molybdenum, Cl H	250,288	96,759
China Rare Earth Holdings	228,738	35,666
China Vanadium Titano - Magnetite Mining	199,620	47,846
Dongyue Group	195,057	109,089
Hidili Industry International Development	199,716	45,038
Hunan Non-Ferrous Metal, Cl H *	295,187	84,826
Jiangxi Copper, Cl H	53,141	102,993
Maanshan Iron & Steel, Cl H	345,825	85,118
Real Gold Mining (A) (B) *	97,864	27,996
Sinofert Holdings *	350,630	75,908
Sinopec Shanghai Petrochemical, Cl H	258,140	88,817
Sinopec Yizheng Chemical Fibre, Cl H	276,643	61,673
Xinjiang Xinxin Mining Industry, Cl H	106,000	19,533
Yongye International (A) (B) *	7,240	34,680
Zhaojin Mining Industry	98,344	109,241
Zijin Mining Group, Cl H *	356,549	105,217
TOTAL CHINA		1,552,820
HONG KONG— 32.3%
Basic Materials — 32.3%
China Lumena New Materials	548,636	119,482
Citic Pacific	85,300	103,215
Fufeng Group	217,944	78,357
Kingboard Laminates Holdings	217,328	97,460
Midas Holdings	191,466	76,947
North Mining Shares, Cl C *	1,693,656	82,935
Shougang Concord International Enterprises *	1,147,524	59,150
Yingde Gases *	121,549	117,004
TOTAL HONG KONG		$734,550

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2013 (Unaudited)

Global X China Materials ETF

Value
COMMON STOCK — continued
TOTAL COMMON STOCK
(Cost $3,238,712)	$2,287,370
TOTAL INVESTMENTS — 100.6%
(Cost $3,238,712)	$2,287,370

Percentages are based on Net Assets of $2,272,736.

*	Non-income producing security.

Cl — Class

(A)	Securities considered illiquid. The total value of such securities as of April 30, 2013 was $62,676 and represented 2.8% of Net Assets.
(B)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2013, was $62,676 and represents 2.8% of Net Assets.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$2,224,694	$—	$62,676	$2,287,370
Total Investments in Securities	$2,224,694	$—	$62,676	$2,287,370

(1) Please see Note 2 for details on the unobservable inputs and the interrelationships and sensitivity between these inputs for those Level 3 securities that are not valued by third party pricing vendors or broker quotes.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in
Common Stock

Beginning Balance as of October 31, 2012	$28,033
Accrued discounts/premiums	-
Realized gain/(loss)	-
Change in unrealized appreciation/(depreciation)	(37)
Net purchases	-
Net sales	-
Transfers into Level 3	34,680
Transfers out of Level 3	-
Ending Balance as of April 30, 2013	$62,676

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

Net change in unrealized appreciation/(depreciation) from investments (Level 3) still held as of April 30, 2013 is $(37).

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2013 (Unaudited)

Global X NASDAQ China Technology ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.9%
CHINA—80.1%
Technology — 80.1%
21Vianet Group ADR *	5,963	$53,906
AsiaInfo Holdings *	8,918	102,379
AutoNavi Holdings ADR *	1,593	17,443
Baidu ADR *	2,610	224,068
BYD Electronic International	143,604	76,057
China Communications Services, Cl H	144,721	105,928
China Wireless Technologies	250,402	100,030
Foxconn International Holdings *	273,859	105,871
Kingdee International Software Group	301,037	49,655
Lenovo Group	164,180	150,002
NetEase ADR	2,239	126,257
Pactera Technology International ADR	3,322	16,909
Qihoo 360 Technology ADR *	3,849	132,021
Semiconductor Manufacturing International *	1,845,417	133,172
SINA *	4,584	258,171
Sohu.com *	2,653	136,470
Spreadtrum Communications ADR	6,764	147,861
Tencent Holdings	6,901	236,728
Travelsky Technology, Cl H	59,435	37,759
YY ADR	1,466	25,567
ZTE, Cl H	67,637	114,004
TOTAL CHINA		2,350,258
HONG KONG— 19.8%
Technology — 19.8%
ASM Pacific Technology	17,990	185,461
Comba Telecom Systems Holdings	72,952	24,912
Digital China Holdings	73,524	92,661
Ju Teng International Holdings	137,444	89,443
TPV Technology	149,495	38,722
VODone	501,831	37,507

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2013 (Unaudited)

Global X NASDAQ China Technology ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
VTech Holdings	8,721	$111,258
TOTAL HONG KONG		579,964
TOTAL COMMON STOCK
(Cost $2,786,165)		2,930,222

TIME DEPOSIT — 0.0%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $1,154)	$1,154	1,154
TOTAL INVESTMENTS — 99.9%
(Cost $2,787,319)		$2,931,376

Percentages are based on Net Assets of $2,934,374.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,930,222	$—	$—	$2,930,222
Time Deposit	—	1,154	—	1,154
Total Investments in Securities	$2,930,222	$1,154	$—	$2,931,376

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE ASEAN 40 ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.4%
INDONESIA—19.7%
Consumer Goods — 5.6%
Astra International	2,974,931	$2,248,984
Gudang Garam	85,460	434,222
Unilever Indonesia	169,496	457,626
		3,140,832
Financials — 9.0%
Bank Central Asia	1,814,856	2,006,655
Bank Mandiri	1,381,960	1,492,474
Bank Rakyat Indonesia Persero	1,591,760	1,538,961
		5,038,090
Telecommunications — 3.3%
Telekomunikasi Indonesia ADR	37,711	1,805,225
Utilities — 1.8%
Perusahaan Gas Negara	1,579,239	1,015,196
TOTAL INDONESIA		10,999,343
MALAYSIA—23.3%
Basic Materials — 1.6%
Petronas Chemicals Group	426,424	915,217
Consumer Goods — 1.6%
IOI	550,693	910,431
Consumer Services — 2.0%
Genting	328,215	1,132,706
Financials — 8.4%
CIMB Group Holdings	704,412	1,791,996
Malayan Banking	637,411	2,015,413
Public Bank	156,929	846,927
		4,654,336

The accompanying notes are an integral part of the financial statements.

15

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 3.0%
Sime Darby	541,747	$1,680,885
Oil & Gas — 1.4%
Petronas Gas	117,139	759,238
Telecommunications — 4.3%
Axiata Group	737,728	1,641,551
Maxis	333,206	740,336
		2,381,887
Utilities — 1.0%
Tenaga Nasional	204,555	527,775
TOTAL MALAYSIA		12,962,475
PHILIPPINES—3.5%
Consumer Services — 1.8%
SM Investments	36,905	1,026,633
Telecommunications — 1.7%
Philippine Long Distance Telephone ADR	12,846	943,796
TOTAL PHILIPPINES		1,970,429
SINGAPORE—36.7%
Consumer Goods — 1.5%
Wilmar International	311,521	842,222
Consumer Services — 4.2%
Genting Singapore	900,345	1,122,050
Jardine Cycle & Carriage	14,742	582,882
Singapore Airlines	74,548	671,822
		2,376,754
Financials — 20.0%
CapitaLand	375,688	1,140,759
DBS Group Holdings	253,993	3,456,136
Keppel REIT	41,661	51,075
Oversea-Chinese Banking	401,008	3,532,465
United Overseas Bank	173,262	3,003,283
		11,183,718
Industrials — 1.5%
Singapore Technologies Engineering	227,145	811,430
Oil & Gas — 3.3%
Keppel	208,307	1,811,291
Telecommunications — 6.2%
Singapore Telecommunications	1,083,134	3,455,968
TOTAL SINGAPORE		20,481,383

The accompanying notes are an integral part of the financial statements.

16

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE ASEAN 40 ETF

	Shares	Value
COMMON STOCK — continued
THAILAND—16.2%
Consumer Services — 1.8%
CP ALL	651,963	$977,389
Financials — 5.8%
Bangkok Bank	70,626	543,832
Kasikornbank	172,618	1,246,849
Siam Commercial Bank	230,121	1,458,348
		3,249,029
Industrials — 1.3%
Siam Cement	44,411	723,287
Oil & Gas — 4.4%
PTT	126,264	1,402,455
PTT Exploration & Production	205,780	1,079,732
		2,482,187
Telecommunications — 2.9%
Advanced Info Service	175,821	1,617,433
TOTAL THAILAND		9,049,325
TOTAL COMMON STOCK
(Cost $49,068,363)		55,462,955
TOTAL INVESTMENTS — 99.4%
(Cost $49,068,363)		$55,462,955

Percentages are based on Net Assets of $55,783,933.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$55,462,955	$—	$—	$55,462,955
Total Investments in Securities	$55,462,955	$—	$—	$55,462,955

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

17

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Andean 40 ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 96.3%
CHILE—50.9%
Basic Materials — 7.6%
CAP	4,551	$143,502
Empresas CMPC	83,165	307,267
Sociedad Quimica y Minera de Chile ADR	5,578	276,055
		726,824
Consumer Goods — 2.4%
Cia Cervecerias Unidas ADR	3,903	134,770
Embotelladora Andina ADR, Cl B	2,376	97,060
		231,830
Consumer Services — 12.0%
Cencosud *	68,287	385,638
Latam Airlines Group ADR	17,876	370,033
Ripley	56,982	59,287
SACI Falabella	29,174	333,585
		1,148,543
Financials — 9.6%
Banco de Chile ADR	3,653	341,227
Banco de Credito e Inversiones	2,563	183,946
Banco Santander Chile ADR	9,466	252,174
Corpbanca ADR	5,197	106,435
Inversiones La Construccion	2,142	41,066
		924,848
Industrials — 0.4%
Sigdo Koppers	15,696	41,294
Oil & Gas — 3.5%
Empresas COPEC	22,975	329,294

The accompanying notes are an integral part of the financial statements.

18

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares	Value
COMMON STOCK — continued
Technology — 1.0%
Sonda	28,710	$99,368
Telecommunications — 1.3%
ENTEL Chile	6,625	127,731
Utilities — 13.1%
AES Gener	138,600	100,650
Aguas Andinas, Cl A	177,071	140,995
Colbun	410,324	126,334
E.CL	29,654	61,896
Empresa Nacional de Electricidad ADR	6,885	367,040
Enersis ADR	23,828	449,873
		1,246,788
TOTAL CHILE		4,876,520
COLOMBIA—32.0%
Consumer Goods — 2.8%
Almacenes Exito	16,609	272,284
Financials — 9.7%
BanColombia ADR	6,357	430,814
Financiera Colombiana	7,070	136,745
Grupo de Inversiones Suramericana	17,397	366,988
		934,547
Industrials — 4.1%
Cementos Argos	29,060	129,769
Grupo Argos	23,919	266,307
		396,076
Oil & Gas — 13.1%
Ecopetrol ADR	18,151	863,443
Pacific Rubiales Energy ^	18,422	389,487
Total Oil & Gas		1,252,930
Utilities — 2.3%
Empresa de Energia de Bogota	136,278	101,924
Interconexion Electrica	24,630	113,360
		215,284
TOTAL COLOMBIA		3,071,121
MEXICO—4.4%
Basic Materials — 4.4%
Southern Copper	12,611	420,325
PERU—9.0%
Basic Materials — 4.2%
Cia de Minas Buenaventura ADR	15,294	306,186

The accompanying notes are an integral part of the financial statements.

19

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Andean 40 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Basic Materials — continued
Volcan Cia Minera SAA	150,653	$96,901
		403,087
Financials — 4.8%
Credicorp	1,056	157,872
Credicorp Ltd.	2,022	304,493
		462,365
TOTAL PERU		865,452
TOTAL COMMON STOCK
(Cost $9,637,498)		9,233,418

PREFERRED STOCK — 2.8%

COLOMBIA—2.8%
Financials — 1.8%
Banco Davivienda	6,195	82,890
Grupo Aval Acciones y Valores	129,971	91,154
		174,044
Industrials — 1.0%
Grupo Argos	8,785	96,943
TOTAL COLOMBIA		270,987
TOTAL PREFERRED STOCK
(Cost $244,317)		270,987

TIME DEPOSIT — 0.7%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $63,342)	$63,342	63,342
TOTAL INVESTMENTS — 99.8%
(Cost $9,945,157)		$9,567,747

Percentages are based on Net Assets of $9,583,858.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.

ADR — American Depositary Receipt

Cl — Class

Ltd. — Limited

The accompanying notes are an integral part of the financial statements.

20

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Andean 40 ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$9,233,418	$—	$—	$9,233,418
Preferred Stock	270,987	—	—	270,987
Time Deposit	—	63,342	—	63,342
Total Investments in Securities	$9,504,405	$63,342	$—	$9,567,747

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

21

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Colombia 20 ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 86.7%
COLOMBIA—86.7%
Consumer Goods — 9.4%
Almacenes Exito	496,096	$8,132,877
Fabricato *	56,000,000	368,202
Grupo Nutresa	666,155	9,183,386
		17,684,465
Consumer Services — 0.9%
Avianca Taca Holding, Cl Preference	706,699	1,645,661
Financials — 24.4%
BanColombia ADR	349,549	23,688,936
Bolsa de Valores de Colombia	107,417,589	1,677,402
Financiera Colombiana	488,268	9,443,867
Grupo de Inversiones Suramericana	525,663	11,088,813
Interbolsa (B) (C) *	1,320,603	35,456
		45,934,474
Industrials — 13.7%
Cementos Argos	1,965,872	8,778,691
Cemex Latam Holdings *	1,170,388	8,208,366
Grupo Argos	723,272	8,052,714
Tableros y Maderas de Caldas	178,894,522	730,248
		25,770,019
Oil & Gas — 21.4%
Canacol Energy^ *	609,898	1,507,416
Ecopetrol ADR (A)	563,076	26,785,525
Pacific Rubiales Energy ^	557,833	11,793,978
		40,086,919
Utilities — 16.9%
Celsia ESP	2,069,035	5,974,415
Empresa de Energia de Bogota	12,189,143	9,116,387
Interconexion Electrica	1,874,815	8,628,884

The accompanying notes are an integral part of the financial statements.

22

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Colombia 20 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Utilities — continued
Isagen *	5,737,979	$7,985,637
		31,705,323
TOTAL COLOMBIA		162,826,861
TOTAL COMMON STOCK
(Cost $165,973,314)		162,826,861

PREFERRED STOCK — 12.7%

COLOMBIA—12.7%
Financials — 11.1%
Banco Davivienda	585,528	7,834,481
Grupo Aval Acciones y Valores	12,291,548	8,620,520
Grupo de Inversiones Suramericana	210,383	4,428,788
		20,883,789
Industrials — 1.6%
Grupo Argos, 0.000%	265,590	2,930,813
TOTAL COLOMBIA		23,814,602
TOTAL PREFERRED STOCK
(Cost $21,209,255)		23,814,602

TIME DEPOSIT — 0.6%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $1,072,630)	$1,072,630	1,072,630
TOTAL INVESTMENTS — 100.0%
(Cost $188,255,199)		$187,714,093

Percentages are based on Net Assets of $187,723,511.

*	Non-income producing security.
^	Security traded on the Toronto Stock Exchange.

ADR — American Depositary Receipt

Cl — Class

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $15,139,656. These securities are collateralized by cash in the amount of $3,430,000, $2,910,000, $7,032,500 and $2,165,800 held at BMO Capital Markets, Goldman Sachs, National Financial Services and UBS Securities, respectively.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2013 was $35,456 and represented 0.0% of Net Assets.
(C)	Security is fair valued using methods determined in good faith by the Fair Value Committee of the Fund. The total value of such securities as of April 30, 2013, was $35,456 and represents 0.0% of Net Assets.

The accompanying notes are an integral part of the financial statements.

23

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Colombia 20 ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$162,791,405	$—	$35,456	$162,826,861
Preferred Stock	23,814,602	—	—	23,814,602
Time Deposit	—	1,072,630	—	1,072,630
Total Investments in Securities	$186,606,007	$1,072,630	$35,456	$187,714,093

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

24

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Mid Cap ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 87.8%
BRAZIL—87.8%
Basic Materials — 7.2%
Cia Siderurgica Nacional ADR	169,350	$677,400
Fibria Celulose ADR *	64,293	687,292
		1,364,692
Consumer Goods — 11.7%
Cia Hering	16,943	345,084
Cosan, Cl A	19,784	410,518
Cosan Industria e Comercio	13,199	311,380
Hypermarcas *	44,227	353,241
JBS	92,743	292,494
Natura Cosmeticos	20,728	519,456
		2,232,173
Consumer Services — 7.7%
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	15,954	886,404
Lojas Renner	14,995	569,297
		1,455,701
Financials — 16.7%
BM&F Bovespa	198,471	1,376,872
BR Malls Participacoes	46,011	542,726
CETIP - Mercados Organizados	24,189	285,565
Cyrela Brazil Realty Empreendimentos e Participacoes	28,279	255,405
MRV Engenharia e Participacoes	37,665	162,087
Multiplan Empreendimentos Imobiliarios	8,458	241,428
PDG Realty Empreendimentos e Participacoes	160,430	181,218
Porto Seguro	11,409	141,533
		3,186,834
Industrials — 7.9%
All America Latina Logistica	50,762	256,760

The accompanying notes are an integral part of the financial statements.

25

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Mid Cap ETF

	Shares	Value
COMMON STOCK — continued
Industrials — continued
Duratex	30,234	$227,120
EcoRodovias Infraestrutura e Logistica *	17,119	148,195
Embraer ADR	14,737	514,763
WEG	25,781	341,213
		1,488,051
Oil & Gas — 0.8%
OGX Petroleo e Gas Participacoes *	153,001	154,473
Telecommunications — 6.0%
Tim Participacoes ADR	54,770	1,142,502
Utilities — 29.8%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	76,608	1,095,494
Cia Energetica de Minas Gerais ADR	52,947	679,310
Cia Paranaense de Energia ADR	12,849	229,226
CPFL Energia ADR	58,589	1,253,805
EDP - Energias do Brasil	27,550	168,130
Tractebel Energia	25,060	445,400
Ultrapar Participacoes ADR	67,239	1,793,264
		5,664,629
TOTAL BRAZIL		16,689,055
TOTAL COMMON STOCK
(Cost $15,238,494)		16,689,055

PREFERRED STOCK — 10.5%

BRAZIL—10.5%
Basic Materials — 1.7%
Metalurgica Gerdau	32,373	322,152
Consumer Services — 2.2%
Lojas Americanas	48,845	426,257
Financials — 2.7%
Banco do Estado do Rio Grande do Sul	20,734	174,515
Bradespar	26,853	340,637
		515,152
Telecommunications — 1.7%
Oi	133,359	318,728
Utilities — 2.2%
AES Tiete	11,070	112,208
Centrais Eletricas Brasileiras	23,652	122,826
Cia Energetica de Sao Paulo	17,364	183,555
		418,589

The accompanying notes are an integral part of the financial statements.

26

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Mid Cap ETF

	Shares/ Number of Warrants/Face Amount	Value
PREFERRED STOCK — continued
TOTAL BRAZIL		$2,000,878
TOTAL PREFERRED STOCK
(Cost $2,608,624)		2,000,878

CORPORATE OBLIGATIONS — 0.7%
Hypermarcas
11.300%, 10/15/18 (A) (B)	$59,000	29,977
3.000%, 10/15/18 (A) (B)	59,000	29,977
Marfrig Alimentos, Convertible
1.040%, 07/15/15(A) (B) (C)	12	60,799
TOTAL CORPORATE OBLIGATIONS
(Cost $141,511)		120,753

WARRANT — 0.0%
Brazil — 0.0%
Hypermarcas
Strike Price $29.48, Expires 10/15/15
(Cost $-)	59	—

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $25,697)	25,697	25,697
TOTAL INVESTMENTS — 99.1%
(Cost $18,014,326)		$18,836,383

Percentages are based on Net Assets of $19,008,987.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2013, was $120,753 and represented 0.6% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2013 was $120,753 and represented 0.6% of Net Assets.
(C)	Floating rate security. Rate disclosed is the rate in effect on April 30, 2013.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$16,689,055	$—	$—	$16,689,055
Preferred Stock	2,000,878	—	—	2,000,878
Corporate Obligations	—	—	120,753	120,753
Time Deposit	—	25,697	—	25,697
Warrant	—	—	—	—
Total Investments in Securities	$18,689,933	$25,697	$120,753	$18,836,383

The accompanying notes are an integral part of the financial statements.

27

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Mid Cap ETF

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

28

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Consumer ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 87.8%
BRAZIL—87.8%
Consumer Goods — 55.2%
Arezzo Industria e Comercio	22,653	$477,346
BRF - Brasil Foods ADR	59,132	1,468,248
Cia Hering	47,636	970,220
Cosan, Cl A	63,587	1,319,430
Cosan Industria e Comercio	56,211	1,326,082
Gafisa ADR *	132,815	527,275
Grendene	53,241	606,720
Hypermarcas *	147,507	1,178,139
JBS	362,270	1,142,533
M Dias Branco	29,778	1,331,768
Marfrig Alimentos *	74,307	253,292
Natura Cosmeticos	38,837	973,279
Sao Martinho	33,487	470,986
SLC Agricola	32,953	290,372
Souza Cruz	76,718	1,179,097
Technos	22,821	262,685
		13,777,472
Consumer Services — 32.6%
Anhanguera Educacional Participacoes	68,740	1,236,856
B2W Cia Global Do Varejo *	43,809	248,742
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	23,845	1,324,828
Gol Linhas Aereas Inteligentes ADR *	69,505	429,541
International Meal Holdings	24,160	304,423
Localiza Rent a Car	60,956	1,083,087
Lojas Renner	29,326	1,113,384
Marisa Lojas	32,561	493,602
Multiplus	30,635	504,982
Raia Drogasil	97,679	1,049,167
Restoque Comercio e Confeccoes de Roupas	73,147	329,404
		8,118,016
TOTAL BRAZIL		21,895,488
TOTAL COMMON STOCK
(Cost $17,890,404)		21,895,488

The accompanying notes are an integral part of the financial statements.

29

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Consumer ETF

	Shares/ Number of Warrants/Face Amount	Value
PREFERRED STOCK — 11.1%
BRAZIL—11.1%
Consumer Goods — 6.1%
Alpargatas *	63,901	$425,742
Cia de Bebidas das Americas	26,112	1,097,226
		1,522,968
Consumer Services — 5.0%
Lojas Americanas	120,163	1,048,630
Saraiva Livreiros Editores	12,193	202,023
		1,250,653
TOTAL BRAZIL		2,773,621
TOTAL PREFERRED STOCK
(Cost $2,071,639)		2,773,621

CORPORATE OBLIGATIONS — 0.5%
Hypermarcas
11.300%, 10/15/18 (A) (B)	$84,000	42,679
3.000%, 10/15/18 (A) (B)	84,000	42,679
Marfrig Alimentos, Convertible
1.040%, 07/15/15 (A) (B) (C)	6	30,381
TOTAL CORPORATE OBLIGATION
(Cost $136,027)		115,739

WARRANT — 0.0%
Brazil — 0.0%
Hypermarcas - Strike Price $29.48, Expires 10/15/15
(Cost $-)	84	—

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $47,047)	47,047	47,047
TOTAL INVESTMENTS — 99.6%
(Cost $20,145,117)		$24,831,895

Percentages are based on Net Assets of $24,926,560.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2013, was $115,739 and represented 0.5% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2013 was $115,739 and represented 0.5% of Net Assets.
(C)	Floating rate security. Rate disclosed is the rate in effect on April 30, 2013.

The accompanying notes are an integral part of the financial statements.

30

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Consumer ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$21,895,488	$—	$—	$21,895,488
Preferred Stock	2,773,621	—	—	2,773,621
Corporate Obligations	—	—	115,739	115,739
Time Deposit	—	47,047	—	47,047
Warrant	—	—	—	—
Total Investments in Securities	$24,669,109	$47,047	$115,739	$24,831,895

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

31

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Financials ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 94.0%
BRAZIL—94.0%
Financials — 94.0%
Banco Bradesco ADR	25,344	$420,457
Banco do Brasil	17,253	217,306
Banco Santander Brasil ADR	54,162	401,882
BM&F Bovespa	27,316	189,502
BR Malls Participacoes	12,974	153,036
BR Properties	13,974	154,913
Brasil Brokers Participacoes	11,234	39,641
Brookfield Incorporacoes *	23,683	26,041
CETIP - Mercados Organizados	15,154	178,902
Cielo	7,748	204,249
Cyrela Brazil Realty Empreendimentos e Participacoes	20,085	181,400
Even Construtora e Incorporadora	19,529	91,557
Ez Tec Empreendimentos e Participacoes	4,485	61,354
Grupo BTG Pactual	12,337	203,422
Iguatemi Empresa de Shopping Centers	3,544	42,353
Itau Unibanco Holding ADR	25,173	423,662
MRV Engenharia e Participacoes	26,869	115,628
Multiplan Empreendimentos Imobiliarios	6,248	178,345
PDG Realty Empreendimentos e Participacoes	114,322	129,135
Porto Seguro	8,511	105,582
Rossi Residencial *	12,974	21,853
Sul America	25,384	189,677
TOTAL BRAZIL		3,729,897
TOTAL COMMON STOCK
(Cost $4,179,113)		3,729,897

PREFERRED STOCK — 5.4%

BRAZIL—5.4%
Financials — 5.4%
Banco ABC Brasil *	4,299	33,777
Banco do Estado do Rio Grande do Sul	15,558	130,950
Banco Panamericano *	14,471	49,906
		214,633

The accompanying notes are an integral part of the financial statements.

32

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Brazil Financials ETF

	Face Amount	Value
PREFERRED STOCK — continued
TOTAL BRAZIL		$214,633
TOTAL PREFERRED STOCK
(Cost $214,345)		214,633

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $13,042)	$13,042	13,042
TOTAL INVESTMENTS — 99.7%
(Cost $4,406,500)		$3,957,572

Percentages are based on Net Assets of $3,968,092.

*	Non-income producing security.

ADR — American Depositary Receipt

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,729,897	$—	$—	$3,729,897
Preferred Stock	214,633	—	—	214,633
Time Deposit	—	13,042	—	13,042
Total Investments in Securities	$3,944,530	$13,042	$—	$3,957,572

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

33

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Argentina 20 ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.8%
ARGENTINA—79.4%
Basic Materials — 20.7%
Tenaris ADR	18,318	$814,968
Consumer Discectionary — 11.2%
Arcos Dorados Holdings, Cl A	32,470	442,241
Consumer Goods — 2.8%
Cresud SACIF y A ADR	12,616	110,768
Consumer Services — 16.9%
MercadoLibre	6,628	666,711
Financials — 12.8%
Banco Macro ADR	11,717	186,769
BBVA Banco Frances ADR *	16,829	75,562
Grupo Financiero Galicia ADR	28,749	161,857
IRSA Inversiones y Representaciones ADR	9,088	78,339
		502,527
Oil & Gas — 8.6%
Petrobras Argentina ADR	27,477	135,187
Transportadora de Gas del Sur ADR	11,608	19,734
YPF ADR	13,809	182,969
		337,890
Telecommunications — 4.6%
Telecom Argentina ADR	11,078	182,676
Utilities — 1.8%
Pampa Energia ADR *	19,199	68,732
TOTAL ARGENTINA		3,126,513
CANADA—14.2%
Basic Materials — 14.2%
Goldcorp	5,314	157,188

The accompanying notes are an integral part of the financial statements.

34

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Argentina 20 ETF

	Shares	Value
COMMON STOCK — continued
Basic Materials — continued
Pan American Silver	10,788	$142,402
Silver Standard Resources *	15,223	108,692
Yamana Gold	12,191	149,949
TOTAL CANADA		558,231
CHILE—3.5%
Consumer Services — 3.5%
Cencosud *	24,756	139,805
UNITED STATES— 2.7%
Basic Materials — 1.8%
McEwen Mining *	29,914	69,700
Oil & Gas — 0.9%
Apco Oil and Gas International	3,586	36,254
TOTAL UNITED STATES		105,954
TOTAL COMMON STOCK
(Cost $4,933,916)		3,930,503
TOTAL INVESTMENTS — 99.8%
(Cost $4,933,916)		$3,930,503

Percentages are based on Net Assets of $3,938,230.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$3,930,503	$—	$—	$3,930,503
Total Investments in Securities	$3,930,503	$—	$—	$3,930,503

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

35

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Greece 20 ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.8%
CYPRUS—0.3%
Financials — 0.3%
Bank of Cyprus (A) (B) *	3,387,287	$92,340
GREECE—100.5%
Basic Materials — 3.6%
Mytilineos Holdings *	164,925	1,020,831
Consumer Goods — 23.6%
Coca Cola Hellenic Bottling ADR	210,008	5,271,201
JUMBO	138,871	1,307,636
		6,578,837
Consumer Services — 16.5%
Folli Follie Group	66,583	1,392,462
OPAP	325,087	3,206,645
		4,599,107
Financials — 14.6%
Alpha Bank AE *	971,763	1,229,853
Eurobank Ergasias	178,123	45,977
Marfin Investment Group Holdings	936,390	413,115
National Bank of Greece ADR *	1,922,123	1,731,833
Piraeus Bank *	2,298,405	641,700
		4,062,478
Industrials — 14.5%
Ellaktor	206,547	563,065
Metka *	47,361	719,150
Piraeus Port Authority	14,746	370,723
Titan Cement	69,598	1,292,365
Viohalco Hellenic Copper and Aluminum Industry	180,742	1,111,592
		4,056,895

The accompanying notes are an integral part of the financial statements.

36

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Greece 20 ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — 9.2%
Hellenic Petroleum	121,919	$1,348,715
Motor Oil Hellas Corinth Refineries	110,174	1,215,885
		2,564,600
Telecommunications — 11.8%
Hellenic Telecommunications Organization	379,271	3,296,576
Utilities — 6.7%
Public Power	151,570	1,469,131
Terna Energy	85,150	376,785
		1,845,916
TOTAL GREECE		28,025,240
TOTAL COMMON STOCK
(Cost $25,626,635)		28,117,580
TOTAL INVESTMENTS — 100.8%
(Cost $25,626,635)		$28,117,580

Percentages are based on Net Assets of $27,904,122.

*	Non-income producing security.

ADR — American Depositary Receipt

(A)	Securities are fair valued using methods determined in good faith by the Fair Value Committee of the Board of Trustees. The total value of such securities as of April 30, 2013, was $92,340 and represented 0.3% of Net Assets.
(B)	Securities considered illiquid. The total value of such securities as of April 30, 2013 was $92,340 and represented 0.3% of Net Assets.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Common Stock	$28,025,240	$—	$92,340	$28,117,580
Total Investments in Securities	$28,025,240	$—	$92,340	$28,117,580

(1) A reconciliation of Level 3 investments and disclosures of significant unobservable inputs are presented when the Fund has a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. Management has concluded that Level 3 investments are not material in relation to net assets.

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

The accompanying notes are an integral part of the financial statements.

37

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Norway 30 ETF

Sector Weightings †:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
NORWAY—99.4%
Basic Materials — 8.3%
Norsk Hydro (A)	489,845	$2,293,560
Yara International	63,743	2,984,585
		5,278,145
Consumer Goods — 9.3%
Aker, Cl A (A)	14,780	456,228
Cermaq (A)	32,657	487,038
Marine Harvest	1,549,040	1,611,764
Orkla	376,013	3,384,215
		5,939,245
Consumer Services — 3.9%
Norwegian Air Shuttle *	6,301	302,675
Schibsted (A)	50,122	2,177,328
		2,480,003
Financials — 17.4%
DnB	489,475	8,000,177
Gjensidige Forsikring (A)	105,134	1,693,740
Norwegian Property	322,135	451,933
Storebrand	202,770	921,282
		11,067,132
Health Care — 1.4%
Algeta *	26,278	890,896
Industrials — 1.8%
Tomra Systems	91,429	856,181
Wilh Wilhelmsen, Cl B	39,552	320,312

The accompanying notes are an integral part of the financial statements.

38

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Norway 30 ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
		$1,176,493
Oil & Gas — 45.8%
Aker Solutions	100,464	1,402,472
BW Offshore	238,764	225,245
Det Norske Oljeselskap *	47,801	677,661
DNO International *	633,111	1,105,598
Fred Olsen Energy	14,490	630,710
Kvaerner	103,985	175,097
Petroleum Geo-Services	134,877	1,974,095
ProSafe	110,970	1,065,150
Seadrill	160,865	6,156,751
Statoil	437,381	10,671,899
Subsea 7	125,031	2,692,942
TGS Nopec Geophysical	64,643	2,314,884
		29,092,504
Technology — 1.5%
Atea	56,192	601,726
Opera Software	52,890	359,540
		961,266
Telecommunications — 10.0%
Telenor	283,948	6,381,628
TOTAL NORWAY		63,267,312
TOTAL COMMON STOCK
(Cost $59,987,431)		63,267,312

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $64,115)	$64,115	64,115
REPURCHASE AGREEMENT — 5.7%
Barclays
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price
$3,600,810 (collateralized by U.S. Treasury Bills, ranging in par value
$354,113 to $1,740,941, 0.000%, 07/11/13 to 12/12/13, with a total market value of $3,672,813) (B)
(Cost $3,600,795)	3,600,795	3,600,795

TOTAL REPURCHASE AGREEMENT
(Cost $3,600,795)		3,600,795

TOTAL INVESTMENTS — 105.2%
(Cost $63,652,341)		$66,932,222

Percentages are based on Net Assets of $63,643,889.

*	Non-income producing security.

The accompanying notes are an integral part of the financial statements.

39

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Norway 30 ETF

Cl — Class

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $3,497,288.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2013 was $3,600,795.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$63,267,312	$—	$—	$63,267,312
Time Deposit	—	64,115	—	64,115
Repurchase Agreement	—	3,600,795	—	3,600,795
Total Investments in Securities	$63,267,312	$3,664,910	$—	$66,932,222

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

40

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Nordic Region ETF

Sector Weightings †:

† Percentages based on total investments. Short-Term Investments include a Repurchase Agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 99.4%
DENMARK—19.0%
Consumer Goods — 1.9%
Carlsberg, Cl B	9,227	$856,510
Financials — 2.6%
Danske Bank *	64,003	1,209,715
Health Care — 12.6%
Novo Nordisk ADR	32,455	5,732,527
Industrials — 1.9%
A P Moller - Maersk, Cl B	119	846,712
TOTAL DENMARK		8,645,464
FINLAND—10.9%
Financials — 3.7%
Sampo, Cl A	41,671	1,662,823
Industrials — 3.2%
Kone, Cl B	16,706	1,475,165
Technology — 2.4%
Nokia ADR (A)	327,040	1,105,395
Utilities — 1.6%
Fortum	38,869	722,271
TOTAL FINLAND		4,965,654
NORWAY—16.3%
Basic Materials — 2.1%
Norsk Hydro	68,713	321,729

The accompanying notes are an integral part of the financial statements.

41

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Nordic Region ETF

	Shares	Value
COMMON STOCK — continued
Yara International	13,934	$652,420
		974,149
Consumer Goods — 1.3%
Orkla	67,118	604,079
Financials — 3.4%
DnB	94,781	1,549,139
Oil & Gas — 6.8%
Seadrill	30,687	1,174,477
Statoil ADR	77,752	1,904,924
		3,079,401
Telecommunications — 2.7%
Telenor	54,161	1,217,249
TOTAL NORWAY		7,424,017
SWEDEN—53.2%
Consumer Goods — 2.9%
Svenska Cellulosa, Cl B	50,730	1,317,357
Consumer Services — 6.0%
Hennes & Mauritz, Cl B	77,260	2,733,464
Financials — 19.9%
Investor, Cl B	40,061	1,180,619
Nordea Bank	212,691	2,548,269
Skandinaviska Enskilda Banken, Cl A	128,725	1,320,806
Svenska Handelsbanken, Cl A	38,637	1,755,076
Swedbank, Cl A	91,530	2,252,572
		9,057,342
Industrials — 15.0%
Assa Abloy, Cl B	27,299	1,087,150
Atlas Copco, Cl A	54,843	1,443,627
Sandvik	87,806	1,244,394
Scania, Cl B	26,504	563,937
SKF, Cl B	35,740	831,592
Volvo, Cl B	122,298	1,692,647
		6,863,347
Technology — 6.5%
Ericsson ADR	241,638	2,974,564
Telecommunications — 2.9%
TeliaSonera	191,731	1,319,121
TOTAL SWEDEN		24,265,195
TOTAL COMMON STOCK
(Cost $42,499,392)		45,300,330

The accompanying notes are an integral part of the financial statements.

42

Schedule of Investments	April 30, 2013 (Unaudited)

Global X FTSE Nordic Region ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 1.5%
Barclays
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price
$672,283 (collateralized by U.S. Treasury Bills, ranging in par value
$66,114 to $325,039, 0.000%, 07/11/13 to 12/12/13, with a total market value of $685,726) (B)
(Cost $672,280)	$672,280	$672,280

TOTAL REPURCHASE AGREEMENT
(Cost $672,280)		672,280
TOTAL INVESTMENTS — 100.9%
(Cost $43,171,672)		$45,972,610

Percentages are based on Net Assets of $45,567,836.

*	Non-income producing security.

ADR — American Depositary Receipt

Cl — Class

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $650,720.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2013 was $672,280.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$45,300,330	$—	$—	$45,300,330
Repurchase Agreement	—	672,280	—	672,280
Total Investments in Securities	$45,300,330	$672,280	$—	$45,972,610

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

43

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Central Asia & Mongolia Index ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%
BRITISH VIRGIN ISLANDS— 5.2%
Oil & Gas — 5.2%
Zhaikmunai GDR	10,890	$114,345
CANADA—14.0%
Basic Materials — 14.0%
Centerra Gold	17,400	72,712
Dundee Precious Metals *	13,800	88,489
SouthGobi Resources *	18,600	35,953
Turquoise Hill Resources *	15,600	109,941
TOTAL CANADA		307,095
CAYMAN ISLANDS— 3.9%
Oil & Gas — 3.9%
Tethys Petroleum *	106,500	84,370
CHINA—4.9%
Oil & Gas — 4.9%
SPT Energy Group	221,100	107,699
HONG KONG— 3.3%
Basic Materials — 3.3%
Mongolia Energy *	1,733,700	72,608
KAZAKHSTAN—15.2%
Financials — 5.1%
Halyk Savings Bank of Kazakhstan JSC GDR *	15,300	111,690
Oil & Gas — 10.1%
KazMunaiGas Exploration Production JSC GDR	12,360	221,862
TOTAL KAZAKHSTAN		333,552
MONGOLIA—3.9%
Basic Materials — 3.9%
Mongolian Mining *	285,000	84,470

The accompanying notes are an integral part of the financial statements.

44

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Central Asia & Mongolia Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
RUSSIA—4.1%
Basic Materials — 4.1%
Polymetal International	8,220	$88,805
SWEDEN—10.2%
Telecommunications — 10.2%
KCell JSC GDR *	7,650	115,515
TeliaSonera	15,826	108,884
TOTAL SWEDEN		224,399
UNITED ARAB EMIRATES— 6.2%
Oil & Gas — 6.2%
Dragon Oil	13,728	134,983
UNITED KINGDOM— 28.8%
Basic Materials — 22.3%
Central Asia Metals	23,100	41,265
Eurasian Natural Resources	53,400	227,612
Kazakhmys	36,600	196,880
Kryso Resources *	47,400	23,377
		489,134
Financials — 5.3%
Bank of Georgia Holdings	4,620	115,613
Oil & Gas — 1.2%
Max Petroleum *	444,300	25,191
TOTAL UNITED KINGDOM		629,938
TOTAL COMMON STOCK
(Cost $2,211,030)		2,182,264

U.S. TREASURY OBLIGATION — 11.4%
United States Treasury Bills
0.015%, 05/23/13(A)
(Cost $249,998)	$250,000	249,996
TOTAL INVESTMENTS — 111.1%
(Cost $2,461,028)		$2,432,260

Percentages are based on Net Assets of $2,189,568.

*	Non-income producing security.

GDR — Global Depositary Receipt

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

45

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Central Asia & Mongolia Index ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,182,264	$—	$—	$2,182,264
U.S. Treasury Obligation	—	249,996	—	249,996
Total Investments in Securities	$2,182,264	$249,996	$—	$2,432,260

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

46

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Nigeria Index ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 100.0%
CANADA—2.2%
Oil & Gas — 2.2%
Mart Resources	32,400	$49,205
INDIA—0.9%
Oil & Gas — 0.9%
Essar Energy *	9,000	19,992
ITALY—4.3%
Oil & Gas — 4.3%
Saipem	3,300	93,438
NIGERIA—77.0%
Consumer Goods — 22.8%
Dangote Sugar Refinery	285,600	13,539
Flour Mills of Nigeria	91,500	44,012
Guinness Nigeria	54,300	91,169
Nestle Nigeria	17,100	96,323
Nigerian Breweries	163,800	170,953
PZ Cussons Nigeria	113,100	28,991
Unilever Nigeria	155,400	53,987
		498,974
Financials — 46.1%
Access Bank	1,659,900	102,640
Diamond Bank *	921,000	33,226
FBN Holdings *	1,686,000	199,012
Fidelity Bank	2,490,000	45,702
First City Monument Bank *	1,470,000	41,867
Guaranty Trust Bank	1,439,900	235,123
Skye Bank	1,115,700	38,838
UAC of Nigeria	123,600	44,590
United Bank for Africa *	1,986,000	86,605
Zenith Bank	1,446,800	184,513
		1,012,116

The accompanying notes are an integral part of the financial statements.

47

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Nigeria Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Industrials — 5.7%
Dangote Cement	72,600	$74,438
Lafarge Cement WAPCO Nigeria	105,000	51,171
		125,609
Oil & Gas — 2.4%
Oando *	563,100	52,924
TOTAL NIGERIA		1,689,623
NORWAY—8.7%
Oil & Gas — 8.7%
Subsea 7	4,320	93,045
TGS Nopec Geophysical	2,700	96,688
TOTAL NORWAY		189,733
THAILAND—3.4%
Basic Materials — 3.4%
Indorama Ventures	93,600	74,944
UNITED KINGDOM— 2.3%
Oil & Gas — 2.3%
Afren *	24,000	49,993
UNITED STATES— 1.2%
Oil & Gas — 1.2%
SEACOR Holdings	360	25,959
TOTAL COMMON STOCK
(Cost $2,307,511)		2,192,887
U.S. TREASURY OBLIGATION — 11.4%
United States Treasury Bills
0.015%, 05/23/13(A)
(Cost $249,998)	$250,000	249,996
TOTAL INVESTMENTS — 111.4%
(Cost $2,557,509)		$2,442,883

Percentages are based on Net Assets of $2,193,097.

*	Non-income producing security.

(A)	The rate reported on the Schedule of Investments is the effective yield at time of purchase.

The accompanying notes are an integral part of the financial statements.

48

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Nigeria Index ETF

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$2,192,887	$—	$—	$2,192,887
U.S. Treasury Obligation	—	249,996	—	249,996
Total Investments in Securities	$2,192,887	$249,996	$—	$2,442,883

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

49

Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Assets:
Cost of Investments	$209,477,910	$4,205,046	$7,962,179	$5,925,699
Cost of Repurchase Agreement	26,536,726	—	—	—
Cost of Foreign Currency	57,956	—	—	—
Investments at Value	$203,898,399 *	$4,412,776	$7,837,111	$4,477,454
Repurchase Agreement	26,536,726	—	—	—
Foreign Currency at Value	57,988	—	—	—
Receivable for Investment Securities Sold	11,560,761	507,497	226,992	199,270
Receivable for Capital Shares Sold	703,500	—	—	—
Dividend and Interest Receivable	67,123	—	—	—
Total Assets	242,824,497	4,920,273	8,064,103	4,676,724

Liabilities:
Payable for Investment Securities Purchased	12,290,792	496,666	214,034	187,656
Obligation to Return Securities Lending Collateral	26,536,726	—	—	—
Payable due to Investment Adviser	105,817	2,474	4,006	2,351
Cash Overdraft	—	1,730	—	1,485
Total Liabilities	38,933,335	500,870	218,040	191,492
Net Assets	$203,891,162	$4,419,403	$7,846,063	$4,485,232

*Includes Market Value of Securities on Loan	$21,866,509	$—	$—	$—
Net Assets Consist of:
Paid-in Capital	$226,627,383	$4,434,148	$8,876,704	$7,119,053
Distributions in Excess of Net Investment Income	(595,108)	(16,810)	(25,239)	(20,690)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(16,560,526)	(205,669)	(880,330)	(1,164,869)
Net Unrealized Appreciation (Depreciation) on Investments	(5,579,511)	207,730	(125,068)	(1,448,245)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	(1,076)	4	(4)	(17)
Net Assets	$203,891,162	$4,419,403	$7,846,063	$4,485,232
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	14,350,000	300,000	600,000	400,000

Net Asset Value, Offering and Redemption Price Per Share	$14.21	$14.73	$13.08	$11.21

The accompanying notes are an integral part of the financial statements.

50

Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF
Assets:
Cost of Investments	$3,238,712	$2,787,319	$49,068,363	$9,945,157
Cost of Foreign Currency	—	4,485	53,806	3,236
Investments at Value	$2,287,370	$2,931,376	$55,462,955	$9,567,747
Foreign Currency at Value	—	4,480	53,776	3,249
Receivable for Investment Securities Sold	177,040	—	—	—
Dividend and Interest Receivable	—	—	303,349	18,383
Total Assets	2,464,410	2,935,856	55,820,080	9,589,379

Liabilities:
Payable for Investment Securities Purchased	184,616	—	—	—
Cash Overdraft	5,826	—	7,937	—
Payable due to Investment Adviser	1,232	1,482	28,210	5,521
Total Liabilities	191,674	1,482	36,147	5,521
Net Assets	$2,272,736	$2,934,374	$55,783,933	$9,583,858
Net Assets Consist of:
Paid-in Capital	$3,599,877	$3,815,786	$50,153,634	$10,333,467
Undistributed (Distributions in Excess of) Net Investment Income	(7,444)	(4,162)	292,343	89,882
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(368,484)	(1,021,302)	(1,056,884)	(462,096)
Net Unrealized Appreciation (Depreciation) on Investments	(951,342)	144,057	6,394,592	(377,410)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	129	(5)	248	15
Net Assets	$2,272,736	$2,934,374	$55,783,933	$9,583,858
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,000	200,000	3,050,000	700,000

Net Asset Value, Offering and Redemption Price Per Share	$15.15	$14.67	$18.29	$13.69

The accompanying notes are an integral part of the financial statements.

51

Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Assets:
Cost of Investments	$188,255,199	$18,014,326	$20,145,117	$4,406,500
Cost of Foreign Currency	180,247	35,084	64,789	2,333
Investments at Value	$187,714,093 *	$18,836,383	$24,831,895	$3,957,572
Cash	15,538,300	—	—	—
Foreign Currency at Value	180,821	35,158	64,894	2,333
Receivable for Capital Shares Sold	3,018,000	—	—	—
Dividend and Interest Receivable	49,312	148,152	45,092	11,836
Receivable for Investment Securities Sold	—	—	—	11,117
Total Assets	206,500,526	19,019,693	24,941,881	3,982,858

Liabilities:
Obligation to Return Securities Lending Collateral	15,538,300	—	—	—
Payable for Investment Securities Purchased	3,022,996	—	—	12,233
Payable due to custody	111,496	—	—	—
Payable due to Investment Adviser	104,223	10,706	15,321	2,533
Total Liabilities	18,777,015	10,706	15,321	14,766
Net Assets	$187,723,511	$19,008,987	$24,926,560	$3,968,092
*Includes Market Value of Securities on Loan	$15,139,656	$—	$—	$—
Net Assets Consist of:
Paid-in Capital	$209,254,599	$20,855,702	$23,179,853	$5,181,448
Undistributed (Distributions in Excess of) Net Investment Income	728,812	285,329	91,663	(26,081)
Accumulated Net Realized Loss on Investments and Foreign Currency Translations	(21,719,497)	(2,954,709)	(3,032,066)	(738,425)
Net Unrealized Appreciation (Depreciation) on Investments	(541,106)	822,057	4,686,778	(448,928)
Net Unrealized Appreciation on Foreign Currency Translations	703	608	332	78
Net Assets	$187,723,511	$19,008,987	$24,926,560	$3,968,092
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	9,330,000	1,200,000	1,200,000	300,000

Net Asset Value, Offering and Redemption Price Per Share	$20.12	$15.84	$20.77	$13.23

The accompanying notes are an integral part of the financial statements.

52

Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
Assets:
Cost of Investments	$4,933,916	$25,626,635	$60,051,546		$42,499,392
Cost of Repurchase Agreement	—	—	3,600,795		672,280
Cost of Foreign Currency	—	—	153,108		82,782
Investments at Value	$3,930,503	$28,117,580	$63,331,427	*	$45,300,330	*
Repurchase Agreement	—	—	3,600,795		672,280
Foreign Currency at Value	—	—	153,477		82,786
Receivable for Investment Securities Sold	144,239	—	—		—
Dividend and Interest Receivable	11,153	—	184,624		223,565
Reclaim Receivable	—	—	—		138,703
Total Assets	4,085,895	28,117,580	67,270,323		46,417,664

Liabilities:
Payable for Investment Securities Purchased	143,507	145,204	—		—
Obligation to Return Securities Lending Collateral	—	—	3,600,795		672,280
Payable due to Investment Adviser	2,310	10,925	25,639		16,855
Payable due to Custodian	66	7,393	—		—
Cash Overdraft	1,782	49,936	—		160,693
Total Liabilities	147,665	213,458	3,626,434		849,828
Net Assets	$3,938,230	$27,904,122	$63,643,889		$45,567,836
*Includes Market Value of Securities on Loan	$—	$—	$3,497,288		$650,720
Net Assets Consist of:
Paid-in Capital	$6,100,000	$22,576,128	$64,010,326		$42,787,457
Undistributed (Distributions in Excess of) Net Investment Income	(3,902)	(65,696)	293,147		960,814
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(1,154,455)	2,902,659	(3,941,968)		(985,133)
Net Unrealized Appreciation (Depreciation) on Investments	(1,003,413)	2,490,945	3,279,881		2,800,938
Net Unrealized Appreciation on Foreign Currency Translations	—	86	2,503		3,760
Net Assets	$3,938,230	$27,904,122	$63,643,889		$45,567,836
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	225,000	1,600,000	4,100,000		2,110,000

Net Asset Value, Offering and Redemption Price Per Share	$17.50	$17.44	$15.52		$21.60

The accompanying notes are an integral part of the financial statements.

53

Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Global X Central Asia & Mongolia Index ETF	Global X Nigeria Index ETF
Assets:
Cost of Investments	$2,461,028	$2,557,509
Cost of Foreign Currency	1,945	27,808
Investments at Value	$2,432,260	$2,442,883
Foreign Currency at Value	1,906	27,942
Dividend and Interest Receivable	5,641	3,442
Reclaim Receivable	1,009	—
Total Assets	2,440,816	2,474,267

Liabilities:
Cash Overdraft	250,160	280,160
Payable due to Custodian	16	—
Payable due to Investment Adviser	1,072	1,010
Total Liabilities	251,248	281,170
Net Assets	$2,189,568	$2,193,097
Net Assets Consist of:
Paid-in Capital	$2,207,000	$2,281,500
Undistributed Net Investment Income	11,186	30,395
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	150	(4,307)
Net Unrealized Depreciation on Investments	(28,768)	(114,626)
Net Unrealized Appreciation on Foreign Currency Translations	—	135
Net Assets	$2,189,568	$2,193,097
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	150,000	150,000

Net Asset Value, Offering and Redemption Price Per Share	$14.60	$14.62

The accompanying notes are an integral part of the financial statements.

54

Statements of Operations
For the period ended April 30, 2013 (Unaudited)

	Global X China Consumer ETF		Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF
Investment Income:
Dividend Income	$234,105		$466	$5	$1
Security Lending Income	313,296		—	—	—
Less: Foreign Taxes Withheld	—		(895)	—	—
Total Investment Income	547,401		(429)	5	1
Supervision and Administration Fees(1)	602,175		16,381	24,414	15,412
Total Expenses	602,175		16,381	24,414	15,412
Net Investment Loss	(54,774)		(16,810)	(24,409)	(15,411)
Net Realized Gain on:
Investments	(3,672,584	)(2)	31,924 (2)	96,237 (2)	(121,211)
Foreign Currency Transactions	(355)		(15)	(33)	(5)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(3,672,939)		31,909	96,204	(121,216)
Net Change in Unrealized Appreciation on:
Investments	4,699,061		412,607	364,498	126,583
Foreign Currency Transactions	(1,128)		2	(3)	(1,091)
Net Change in Unrealized Appreciation on Investments and Foreign Currency Transactions	4,697,933		412,609	364,495	125,492
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	1,024,994		444,518	460,699	4,276
Net Increase(Decrease) in Net Assets Resulting from Operations	$970,220		$427,708	$436,290	$(11,135)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

55

Statements of Operations
For the period ended April 30, 2013 (Unaudited)

	Global X China Materials ETF	Global X NASDAQ China Technology ETF	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF
Investment Income:
Dividend Income	$3,698	$8,051	$622,143	$178,379
Less: Foreign Taxes Withheld	(370)	(1,317)	(26,480)	(15,375)
Total Investment Income	3,328	6,734	595,663	163,004
Supervision and Administration Fees(1)	8,269	9,154	136,810	32,189
Total Expenses	8,269	9,154	136,810	32,189
Net Investment Income(Loss)	(4,941)	(2,420)	458,853	130,815
Net Realized Gain on:
Investments	(198,646)	(241,191)	(599,709)	(75,767)
Foreign Currency Transactions	(9)	(20)	(2,009)	1,167
Net Realized (Loss) on Investments and Foreign Currency Transactions	(198,655)	(241,211)	(601,718)	(74,600)
Net Change in Unrealized Appreciation on:
Investments	75,106	440,089	5,342,842	(359,271)
Foreign Currency Transactions	129	(6)	296	156
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	75,235	440,083	5,343,138	(359,115)
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(123,420)	198,872	4,741,420	(433,715)
Net Increase(Decrease) in Net Assets Resulting from Operations	$(128,361)	$196,452	$5,200,273	$(302,900)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

56

Statements of Operations
For the period ended April 30, 2013 (Unaudited)

	Global X FTSE Colombia 20 ETF		Global X Brazil Mid Cap ETF		Global X Brazil Consumer ETF		Global X Brazil Financials ETF
Investment Income:
Dividend Income	$3,049,690		$397,943		$203,613		$61,193
Interest Income	—		4,463		6,347		—
Security Lending Income	25,812		—		—		—
Less: Foreign Taxes Withheld	(26,732)		—		—		—
Total Investment Income	3,048,770		402,406		209,960		61,193
Supervision and Administration Fees(1)	626,286		65,329		94,907		15,322
Custodian Fees	134,664		–		–		–
Total Expenses	760,950		65,329		94,907		15,322
Waiver of Supervision and Administration Fees	(36,212)		–		–		–
Net Investment Income	2,324,032		337,077		115,053		45,871
Net Realized Gain on:
Investments	(1,810,649	)(2)	15,206	(2)	313,209	(2)	(115,047)
Foreign Currency Transactions	80,163		8,637		(2,216)		93
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(1,730,486)		23,843		310,993		(114,954)
Net Change in Unrealized Appreciation on:
Investments	(13,730,767)		535,677		1,519,339		341,419
Foreign Currency Transactions	7,758		702		926		78
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(13,723,009)		536,379		1,520,265		341,497
Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	(15,453,495)		560,222		1,831,258		226,543
Net Increase(Decrease) in Net Assets Resulting from Operations	$(13,129,463)		$897,299		$1,946,311		$272,414

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(2)	Includes realized gains/( losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

57

Statements of Operations For the period ended April 30, 2013 (Unaudited)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
Investment Income:
Dividend Income	$31,980	$12,602	$716,789		$1,114,133
Security Lending Income	—	—	30,013		12,101
Less: Foreign Taxes Withheld	(2,742)	—	(114,695)		(31,725)
Total Investment Income	29,238	12,602	632,107		1,094,509
Supervision and Administration Fees(1)	12,382	66,463	143,936		80,154
Custodian Fees	71	11,835	–		–
Total Expenses	12,453	78,298	143,936		80,154
Net Investment Income (Loss)	16,785	(65,696)	488,171		1,014,355
Net Realized Gain on:
Investments	(260,818)	3,159,656 (2)	7,336	(2)	(222,999)
Foreign Currency Transactions	(126)	(602)	610		(2,269)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(260,944)	3,159,054	7,946		(225,268)
Net Change in Unrealized Appreciation on:
Investments	387,142	(1,656,790)	2,926,215		4,567,912
Foreign Currency Transactions	—	86	2,431		3,970
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	387,142	(1,656,704)	2,928,646		4,571,882
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	126,198	1,502,350	2,936,592		4,346,614
Net Increase in Net Assets Resulting from Operations	$142,983	$1,436,654	$3,424,763		$5,360,969

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	Includes realized gains/( losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

58

Statements of Operations
For the period ended April 30, 2013 (Unaudited)

	Global X Central Asia & Mongolia Index ETF(2)	Global X Nigeria Index ETF(2)
Investment Income:
Dividend Income	$12,744	$34,894
Less: Foreign Taxes Withheld	(470)	(3,489)
Total Investment Income	12,274	31,405
Supervision and Administration Fees(1)	1,072	1,010
Custodian Fees	16	356
Total Expenses	1,088	1,366
Waiver of Custodian Fees	—	(356)
Net Expenses	1,088	1,010
Net Investment Income	11,186	30,395
Net Realized Gain on:
Investments	–	78
Foreign Currency Transactions	150	(4,385)
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	150	(4,307)
Net Change in Unrealized Appreciation on:
Investments	(28,768)	(114,626)
Foreign Currency Transactions	—	135
Net Change in Unrealized Depreciation on Investments and Foreign Currency Transactions	(28,768)	(114,491)
Net Realized and Unrealized Loss on Investments and Foreign Currency Transactions	(28,618)	(118,798)
Net Decrease in Net Assets Resulting from Operations	$(17,432)	$(88,403)

(1)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)

(2)	The Fund commenced operations on April 2, 2013.

The accompanying notes are an integral part of the financial statements.

59

Statements of Changes in Net Assets

	Global X China Consumer ETF		Global X China Energy ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)
Operations:
Net Investment Income (Loss)	$(54,774)	$2,143,351	$(16,810)	$88,567
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(3,672,939)	(24,420,329)	31,909	(251,146)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	4,697,933	11,897,215	412,609	183,932
Net Increase (Decrease) in Net Assets Resulting from Operations	970,220	(10,379,763)	427,708	21,353
Dividends and Distributions from:
Net Investment Income	(2,128,638)	(487,644)	(88,650)	(78,332)
Total Dividends and Distributions	(2,128,638)	(487,644)	(88,650)	(78,332)
Capital Share Transactions:
Issued	83,270,000	61,626,500	—	1,388,000
Redeemed	(4,935,000)	(60,902,500)	(736,000)	(1,336,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	78,335,000	724,000	(736,000)	51,500
Total Increase (Decrease) in Net Assets	77,176,582	(10,143,407)	(396,942)	(5,479)
Net Assets:
Beginning of Period	126,714,580	136,857,987	4,816,345	4,821,824
End of Period	$203,891,162	$126,714,580	$4,419,403	$4,816,345
Undistributed (Distributions in Excess of) Net Investment Income	$(595,108)	$1,588,304	$(16,810)	$88,650

Share Transactions:
Issued	5,650,000	4,250,000	—	100,000
Redeemed	(350,000)	(4,150,000)	(50,000)	(100,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	5,300,000	100,000	(50,000)	—

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

60

Statements of Changes in Net Assets

	Global X China Financials ETF		Global X China Industrials ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)
Operations:
Net Investment Income (Loss)	$(24,409)	$185,315	$(15,411)	$65,072
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	96,204 (1)	521,875 (1)	(121,216)	(945,050)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	364,495	152,783	125,492	892,011
Net Increase (Decrease) in Net Assets Resulting from Operations	436,290	859,973	(11,135)	12,033
Dividends and Distributions from:
Net Investment Income	(186,317)	(14,611)	(64,616)	(8,938)
Total Dividends and Distributions	(186,317)	(14,611)	(64,616)	(8,938)
Capital Share Transactions:
Issued	2,860,500	3,928,000	—	—
Redeemed	(1,277,000)	(9,684,500)	—	—
Increase (Decrease) in Net Assets from Capital Share Transactions	1,583,500	(5,756,500)	—	—
Total Increase (Decrease) in Net Assets	1,833,473	(4,911,138)	(75,751)	3,095
Net Assets:
Beginning of Period	6,012,590	10,923,728	4,560,983	4,557,888
End of Period	$7,846,063	$6,012,590	$4,485,232	$4,560,983
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(25,239)	$185,487	$(20,690)	$59,337

Share Transactions:
Issued	200,000	350,000	—	—
Redeemed	(100,000)	(850,000)	—	—
Net Increase (Decrease) in Shares Outstanding from Share Transactions	100,000	(500,000)	—	—

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

61

Statements of Changes in Net Assets

	Global X China Materials ETF			Global X NASDAQ China Technology ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)		Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)
Operations:
Net Investment Income (Loss)	$(4,941)	$37,835		$(2,420)	$14,122
Net Realized Loss on Investments and Foreign Currency Transactions (1)	(198,655)	(924,388)		(241,211)	(146,960)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	75,235	439,407		440,083	(284,138)
Net Increase (Decrease) in Net Assets Resulting from Operations	(128,361)	(447,146)		196,452	(416,976)
Dividends and Distributions from:
Net Investment Income	(40,384)	—		(16,025)	(57,614)
Total Dividends and Distributions	(40,384)	—		(16,025)	(57,614)
Capital Share Transactions:
Issued	—	898,000		—	1,391,000
Redeemed	—	(884,000)		—	(2,776,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	—	14,000		—	(1,385,500)
Total Increase (Decrease) in Net Assets	(168,745)	(433,146)		180,427	(1,860,090)
Net Assets:
Beginning of Period	2,441,481	2,874,627		2,753,947	4,614,037
End of Period	$2,272,736	$2,441,481		$2,934,374	$2,753,947
Undistributed (Distributions in Excess of) Net Investment Income/Accumulated Net Investment Loss	$(7,444)	$37,881		$(4,162)	$14,283

Share Transactions:
Issued	—	50,000	(2)	—	100,000
Redeemed	—	(50,000	)(2)	—	(200,000)
Net Decrease in Shares Outstanding from Share Transactions	—	—		—	(100,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Adjusted to reflect the effect of a 1 for 2 share split on May 16, 2013. (See Note 8 in the Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

62

Statements of Changes in Net Assets

	Global X FTSE ASEAN 40 ETF		Global X FTSE Andean 40 ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)
Operations:
Net Investment Income	$458,853	$880,478	$130,815	$129,929
Net Realized Loss on Investments and Foreign Currency Transactions (1)	(601,718)	(639,423)	(74,600)	(212,252)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	5,343,138	2,392,834	(359,115)	442,908
Net Increase (Decrease) in Net Assets Resulting from Operations	5,200,273	2,633,889	(302,900)	360,585
Dividends and Distributions from:
Net Investment Income	(806,416)	(517,045)	(155,634)	(120,234)
Total Dividends and Distributions	(806,416)	(517,045)	(155,634)	(120,234)
Capital Share Transactions:
Issued	18,734,000	8,732,000	1,422,000	2,269,000
Redeemed	—	(1,455,000)	—	(695,000)
Increase in Net Assets from Capital Share Transactions	18,734,000	7,277,000	1,422,000	1,574,000
Total Increase in Net Assets	23,127,857	9,393,844	963,466	1,814,351
Net Assets:
Beginning of Period	32,656,076	23,262,232	8,620,392	6,806,041
End of Period	$55,783,933	$32,656,076	$9,583,858	$8,620,392
Undistributed Net Investment Income	$292,343	$639,906	$89,882	$114,701

Share Transactions:
Issued	1,100,000	550,000	100,000	150,000
Redeemed	—	(100,000)	—	(50,000)
Net Increase in Shares Outstanding from Share Transactions	1,100,000	450,000	100,000	100,000

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

63

Statements of Changes in Net Assets

	Global X FTSE Colombia 20 ETF		Global X Brazil Mid Cap ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)
Operations:
Net Investment Income	$2,324,032	$3,105,851	$337,077	$662,219
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions (1)	(1,730,486)	(4,740,110)	23,843	(1,901,725)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(13,723,009)	17,279,659	536,379	1,685,394
Net Increase (Decrease) in Net Assets Resulting from Operations	(13,129,463)	15,645,400	897,299	445,888
Dividends and Distributions from:
Net Investment Income	(3,654,817)	(1,467,527)	(544,000)	(495,614)
Total Dividends and Distributions	(3,654,817)	(1,467,527)	(544,000)	(495,614)
Capital Share Transactions:
Issued	27,456,500	136,925,500	—	1,448,000
Redeemed	(5,327,500)	(110,337,500)	(2,338,500)	(3,733,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	22,129,000	26,588,000	(2,338,500)	(2,285,500)
Total Increase (Decrease) in Net Assets	5,344,720	40,765,873	(1,985,201)	(2,335,226)
Net Assets:
Beginning of Period	182,378,791	141,612,918	20,994,188	23,329,414
End of Period	$187,723,511	$182,378,791	$19,008,987	$20,994,188
Undistributed Net Investment Income	$728,812	$2,059,597	$285,329	$492,252

Share Transactions:
Issued	1,250,000	6,400,000	—	100,000
Redeemed	(250,000)	(5,450,000)	(150,000)	(250,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	1,000,000	950,000	(150,000)	(150,000)

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

64

Statements of Changes in Net Assets

	Global X Brazil Consumer ETF			Global X Brazil Financials ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)		Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)
Operations:
Net Investment Income	$115,053	$241,816		$45,871	$120,320
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	310,993 (1)	(1,566,256	)(1)	(114,954)	(686,342	)(1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	1,520,265	5,437,960		341,497	8,774
Net Increase (Decrease) in Net Assets Resulting from Operations	1,946,311	4,113,520		272,414	(557,248)
Dividends and Distributions from:
Net Investment Income	(293,164)	(392,931)		(149,310)	(256,178)
Total Dividends and Distributions	(293,164)	(392,931)		(149,310)	(256,178)
Capital Share Transactions:
Issued	—	13,388,000		—	—
Redeemed	(1,984,000)	(21,212,500)		—	(2,803,000)
Decrease in Net Assets from Capital Share Transactions	(1,984,000)	(7,824,500)		—	(2,803,000)
Total Increase (Decrease) in Net Assets	(330,853)	(4,103,911)		123,104	(3,616,426)
Net Assets:
Beginning of Period	25,257,413	29,361,324		3,844,988	7,461,414
End of Period	$24,926,560	$25,257,413		$3,968,092	$3,844,988
Undistributed (Distributions in Excess of) Net Investment Income	$91,663	$269,774		$(26,081)	$77,358

Share Transactions:
Issued	—	750,000		—	—
Redeemed	(100,000)	(1,200,000)		—	(200,000)
Net Decrease in Shares Outstanding from Share Transactions	(100,000)	(450,000)		—	(200,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

65

Statements of Changes in Net Assets

	Global X FTSE Argentina 20 ETF			Global X FTSE Greece 20 ETF
	Period Ended April 30, 2013 (Unaudited)		Year Ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012 (Audited)(3)
Operations:
Net Investment Income (Loss)	$16,785		$42,329	$(65,696)	$117,722
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(260,944	)(1)	(457,569)	3,159,054 (1)	14,471 (1)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	387,142		(393,454)	(1,656,704)	4,147,735
Net Increase (Decrease) in Net Assets Resulting from Operations	142,983		(808,694)	1,436,654	4,279,928
Dividends and Distributions from:
Net Investment Income	(31,297)		(102,814)	(30,671)	(4,711)
Net Realized Gains	—		—	(17,078)	—
Total Dividends and Distributions	(31,297)		(102,814)	(47,749)	(4,711)
Capital Share Transactions:
Issued	881,000		—	12,181,500	23,308,000
Redeemed	—		—	(11,529,500)	(1,720,000)
Increase in Net Assets from Capital Share Transactions	881,000		—	652,000	21,588,000
Total Increase (Decrease) in Net Assets	992,686		(911,508)	2,040,905	25,863,217
Net Assets:
Beginning of Period	2,945,544		3,857,052	25,863,217	—
End of Period	$3,938,230		$2,945,544	$27,904,122	$25,863,217
Undistributed (Distributions in Excess of) Net Investment Income	$(3,902)		$10,610	$(65,696)	$30,671

Share Transactions:
Issued	50,000	(2)	—	750,000	1,700,000
Redeemed	—		—	(750,000)	(100,000)
Net Increase in Shares Outstanding from Share Transactions	50,000	(2)	—	—	1,600,000

(1)	Includes realized gains(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).
(2)	Adjusted to reflect the effect of a 1 for 2 share split on May 16, 2013. (See Note 8 in the Notes to Financial Statements).
(3)	Commenced operations on December 7, 2011.

The accompanying notes are an integral part of the financial statements.

66

Statements of Changes in Net Assets

	Global X FTSE Norway 30 ETF		Global X FTSE Nordic Region ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)
Operations:
Net Investment Income	$488,171	$1,805,432	$1,014,355	$731,475
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(1)	7,946	(5,402,275)	(225,268)	(339,377)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	2,928,646	6,129,970	4,571,882	1,941,642
Net Increase in Net Assets Resulting from Operations	3,424,763	2,533,127	5,360,969	2,333,740
Dividends and Distributions from:
Net Investment Income	(1,583,434)	(1,360,544)	(698,310)	(742,231)
Net Realized Gains	—	—	—	(90,580)
Total Dividends and Distributions	(1,583,434)	(1,360,544)	(698,310)	(832,811)
Capital Share Transactions:
Issued	9,972,500	14,196,000	14,612,000	1,653,000
Redeemed	(9,298,500)	(28,947,000)	—	(5,865,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	674,000	(14,751,000)	14,612,000	(4,212,500)
Total Increase (Decrease) in Net Assets	2,515,329	(13,578,417)	19,274,659	(2,711,571)
Net Assets:
Beginning of Period	61,128,560	74,706,977	26,293,177	29,004,748
End of Period	$63,643,889	$61,128,560	$45,567,836	$26,293,177
Undistributed Net Investment Income	$293,147	$1,388,410	$960,814	$644,769

Share Transactions:
Issued	650,000	950,000	700,000	100,000
Redeemed	(600,000)	(2,250,000)	—	(350,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	50,000	(1,300,000)	700,000	(250,000)

(1)	Includes realized gains/(losses) as a result of in-kind transactions. (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

67

Statements of Changes in Net Assets

	Global X Central Asia & Mongolia Index ETF	Global X Nigeria Index ETF
	Period Ended April 30, 2013(1) (Unadited)	Period Ended April 30, 2013(1) (Unaudited)
Operations:
Net Investment Income	$11,186	$30,395
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	150	(4,307)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(28,768)	(114,491)
Net Decrease in Net Assets Resulting from Operations	(17,432)	(88,403)
Capital Share Transactions:
Issued	2,207,000	2,281,500
Increase in Net Assets from Capital Share Transactions	2,207,000	2,281,500
Total Increase in Net Assets	2,189,568	2,193,097
Net Assets:
Beginning of Period	—	—
End of Period	$2,189,568	$2,193,097
Undistributed Net Investment Income	$11,186	$30,395

Share Transactions:
Issued	150,000	150,000
Net Increase in Shares Outstanding from Share Transactions	150,000	150,000

(1)	Commenced operations on April 2, 2013.

The accompanying notes are an integral part of the financial statements.

68

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X China Consumer ETF
2013(Unaudited)	14.00	—	0.38	0.38	(0.17)	—	(0.17)	14.21	2.67	203,891	0.65	†	(0.06	)†	8.95	††
2012	15.29	0.24	(1.47)	(1.23)	(0.06)	—	(0.06)	14.00	(8.06)	126,715	0.65		1.73		17.32
2011	20.33	0.17	(5.02)	(4.85)	(0.19)	—	(0.19)	15.29	(23.99)	136,858	0.65		0.98		12.37
2010(1)	15.65	0.17	4.51	4.68	—	—	—	20.33	29.90	174,875	0.65	†	1.03	†	3.91	††
Global X China Energy ETF
2013(Unaudited)	13.76	(0.05)	1.27	1.22	(0.25)	—	(0.25)	14.73	9.06	4,419	0.65	†	(0.67	)†	9.99	††
2012	13.78	0.25	(0.01)	0.24	(0.26)	—	(0.26)	13.76	1.87	4,816	0.65		1.85		17.22
2011	15.72	0.27	(2.07)	(1.80)	(0.14)	—	(0.14)	13.78	(11.57)	4,822	0.65		1.70		11.39
2010(2)	15.02	0.23	0.47	0.70	—	—	—	15.72	4.66	4,717	0.65	†	1.80	†	20.55	††
Global X China Financials ETF
2013(Unaudited)	12.03	(0.04)	1.46	1.42	(0.37)	—	(0.37)	13.08	11.82	7,846	0.65	†	(0.65	)†	2.86	††
2012	10.92	0.20	0.92	1.12	(0.01)	—	(0.01)	12.03	10.28	6,013	0.65		1.76		14.02
2011	14.77	0.03	(3.56)	(3.53)	(0.32)	—	(0.32)	10.92	(24.29)	10,924	0.65		0.25		41.54
2010(3)	14.90	0.27	(0.40)	(0.13)	—	—	—	14.77	(0.87)	70,158	0.65	†	2.26	†	14.42	††
Global X China Industrials ETF
2013(Unaudited)	11.40	(0.04)	0.01	(0.03)	(0.16)	—	(0.16)	11.21	(0.37)	4,485	0.65	†	(0.65	)†	3.98	††
2012	11.39	0.16	(0.13)	0.03	(0.02)	—	(0.02)	11.40	0.30	4,561	0.65		1.48		23.00
2011	17.13	0.13	(5.64)	(5.51)	(0.23)	—	(0.23)	11.39	(32.56)	4,558	0.65		0.88		20.13
2010(1)	15.50	0.08	1.55	1.63	—	—	—	17.13	10.52	12,850	0.65	†	0.61	†	12.74	††
Global X China Materials ETF
2013(4)(Unaudited)	16.28	(0.03)	(0.83)	(0.86)	(0.27)	—	(0.27)	15.15	(5.44)	2,273	0.65	†	(0.39	)†	7.63	††
2012(4)	19.16	0.25	(3.13)	(2.88)	—	—	—	16.28	(15.03)	2,441	0.65		1.50		50.30
2011(4)	29.18	0.01	(9.74)	(9.73)	(0.29)	—	(0.29)	19.16	(33.69)	2,875	0.65		0.05		36.82
2010(4) (5)	29.90	0.05	(0.77)	(0.72)	—	—	—	29.18	(2.41)	57,642	0.65	†	0.23	†	6.13	††
Global X NASDAQ China Technology ETF
2013(Unaudited)	13.77	(0.01)	0.99	0.98	(0.08)	—	(0.08)	14.67	7.15	2,934	0.65	†	(0.17	)†	25.19	††
2012	15.38	0.05	(1.47)	(1.42)	(0.19)	—	(0.19)	13.77	(9.17)	2,754	0.65		0.35		53.45
2011	17.21	0.38	(2.05)	(1.67)	(0.03)	(0.13)	(0.16)	15.38	(9.81)	4,614	0.65		2.26		16.79
2010(6)	14.90	0.03	2.28	2.31	—	—	—	17.21	15.50	4,301	0.65	†	0.24	†	5.15	††
Global X FTSE ASEAN 40 ETF
2013(Unaudited)	16.75	0.18	1.74	1.92	(0.38)	—	(0.38)	18.29	11.64	55,784	0.65	†	2.18	†	12.88	††
2012	15.51	0.51	1.10	1.61	(0.37)	—	(0.37)	16.75	10.77	32,656	0.65		3.23		9.69
2011(7)	15.08	0.38	0.05	0.43	—	—	—	15.51	2.85	23,262	0.62	†	3.46	†	2.68	††

(1)	The Fund commenced operations on November 30, 2009.
(2)	The Fund commenced operations on December 15, 2009.
(3)	The Fund commenced operations on December 10, 2009.
(4)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 8 in the Notes to financial statements.
(5)	The Fund commenced operations on January 12, 2010.
(6)	The Fund commenced operations on December 8, 2009.
(7)	The Fund commenced operations on February 16, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

69

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Andean 40 ETF
2013(Unaudited)	14.37	0.21	(0.63)	(0.42)	(0.26)	—	(0.26)	13.69	(3.03)	9,584	0.72	†	2.92	†	16.47	††
2012	13.61	0.23	0.77	1.00	(0.24)	—	(0.24)	14.37	7.63	8,620	0.72		1.65		25.80
2011(1)	14.88	0.19	(1.46)	(1.27)	—	—	—	13.61	(8.53)	6,806	0.72	†	1.81	†	15.83	††
Global X FTSE Colombia 20 ETF
2013(Unaudited)	21.89	0.27	(1.59)	(1.32)	(0.45)	—	(0.45)	20.12	(6.22)	187,724	0.79	†@	2.52	†	22.59	††
2012	19.19	0.39	2.52	2.91	(0.21)	—	(0.21)	21.89	15.41	182,379	0.78	@	1.92		61.70
2011	22.99	0.29	(3.88)	(3.59)	(0.13)	(0.08)	(0.21)	19.19	(15.69)	141,613	0.81	@	1.39		63.11
2010	13.92	0.16	9.44	9.60	(0.53)	—	(0.53)	22.99	71.28	196,355	0.86	@	0.77		40.95
2009(2)	7.50	0.25	6.17	6.42	—	—	—	13.92	85.60	6,960	0.86	†@	2.93	†	1.94	††
Global X Brazil Mid Cap ETF
2013(Unaudited)	15.55	0.28	0.46	0.74	(0.45)	—	(0.45)	15.84	4.82	19,009	0.69	†	3.56	†	9.17	††
2012	15.55	0.47	(0.13)	0.34	(0.34)	—	(0.34)	15.55	2.42	20,994	0.69		2.98		34.81
2011	18.28	0.46	(2.94)	(2.48)	(0.23)	(0.02)	(0.25)	15.55	(13.73)	23,329	0.69		2.68		16.90
2010(3)	15.16	0.08	3.04	3.12	—	—	—	18.28	20.58	29,242	0.69	†	1.24	†	2.69	††
Global X Brazil Consumer ETF
2013(Unaudited)	19.43	0.09	1.49	1.58	(0.24)	—	(0.24)	20.77	8.20	24,927	0.77	†	0.93	†	7.16	††
2012	16.78	0.14	2.73	2.87	(0.22)	—	(0.22)	19.43	17.49	25,257	0.77		0.83		49.88
2011	19.95	0.28	(3.42)	(3.14)	(0.02)	(0.01)	(0.03)	16.78	(15.74)	29,361	0.77		1.53		37.28
2010(4)	15.48	—	4.47	4.47	—	—	—	19.95	28.88	24,934	0.77	†	0.07	†	4.72	††
Global X Brazil Financials ETF
2013(Unaudited)	12.82	0.15	0.76	0.91	(0.50)	—	(0.50)	13.23	7.11	3,968	0.77	†	2.30	†	7.68	††
2012	14.92	0.34	(1.80)	(1.46)	(0.64)	—	(0.64)	12.82	(9.79)	3,845	0.77		2.47		24.79
2011	17.40	0.46	(2.85)	(2.39)	(0.09)	—	(0.09)	14.92	(13.80)	7,461	0.77		2.85		37.24
2010(5)	15.08	0.05	2.27	2.32	—	—	—	17.40	15.38	7,829	0.77	†	1.15	†	—	††
Global X FTSE Argentina 20 ETF
2013(7)(Unaudited)	16.84	0.09	0.75	0.84	(0.18)	—	(0.18)	17.50	4.99	3,938	0.74	†	1.00	†	15.00	††
2012(7)	22.04	0.24	(4.85)	(4.61)	(0.59)	—	(0.59)	16.84	(21.44)	2,946	0.74		1.25		29.51
2011(6) (7)	29.86	0.45	(8.27)	(7.82)	—	—	—	22.04	(26.19)	3,857	0.75	†	2.53	†	40.86	††

(1)	The Fund commenced operations on February 2, 2011.
(2)	The Fund commenced operations on February 5, 2009.
(3)	The Fund commenced operations on June 21, 2010.
(4)	The Fund commenced operations on July 7, 2010.
(5)	The Fund commenced operations on July 28, 2010.
(6)	The Fund commenced operations on March 2, 2011.
(7)	Per share amounts have been restated for a 1 for 2 reverse share split. See Note 8 in the Notes to financial statements.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.83%, 0.83%, 0.83%, 0.86% and 0.86% for the periods ended 2013,2012, 2011, 2010 and 2009, respectively.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

70

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income (Loss) ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income (Loss) to Average Net Assets (%)		Portfolio Turnover (%)
Global X FTSE Greece 20 ETF
2013(Unaudited)	16.16	(0.05)	1.36	1.31	(0.02)	(0.01)	(0.03)	17.44	8.14	27,904	0.65	†	(0.54	)†	14.22	††
2012(1)	15.18	0.25	0.76	1.01	(0.03)	—	(0.03)	16.16	6.70	25,863	0.62	†	1.93	†	23.99	††
Global X FTSE Norway 30 ETF
2013(Unaudited)	15.09	0.13	0.73	0.86	(0.43)	—	(0.43)	15.52	5.76	63,644	0.50	†	1.69	†	5.43	††
2012	13.96	0.49	1.00	1.49	(0.36)	—	(0.36)	15.09	11.24	61,129	0.50		3.52		23.39
2011(2)	14.80	0.44	(1.27)	(0.83)	(0.01)	—	(0.01)	13.96	(5.62)	74,707	0.50	†	3.03	†	24.26	††
Global X FTSE Nordic Region ETF
2013(Unaudited)	18.65	0.64	2.81	3.45	(0.50)	—	(0.50)	21.60	18.77	45,568	0.50	†	6.32	†	9.03	††
2012	17.47	0.50	1.27	1.77	(0.53)	(0.06)	(0.59)	18.65	10.84	26,293	0.50		2.88		10.15
2011	19.22	0.53	(2.11)	(1.58)	(0.17)	—	(0.17)	17.47	(8.34)	29,005	0.50		2.74		3.59
2010	16.07	0.32	2.84	3.16	(0.01)	—	(0.01)	19.22	19.68	12,683	0.50		1.91		4.07
2009(3)	14.50	(0.02)	1.59	1.57	—	—	—	16.07	10.83	3,375	0.50	†	(0.50	)†	0.70	††
Global X Central Asia & Mongolia Index ETF
2013(4)(Unaudited)	14.84	0.08	(0.32)	(0.24)	—	—	—	14.60	(1.62)	2,190	0.69	†	7.09	†	0.27	††
Global X Nigeria Index ETF
2013(4)(Unaudited)	15.31	0.24	(0.93)	(0.69)	—	—	—	14.62	(4.51)	2,193	0.68	†@	20.46	†	0.93	††

(1)	The Fund commenced operations on December 7, 2011.
(2)	The Fund commenced operations on November 9, 2010.
(3)	The Fund commenced operations on August 17, 2009.
(4)	The Fund commenced operations on April 2, 2013.
*	Per share data calculated using average shares method.
**	Total Return is for the period indicated and has not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and has not been annualized. Excludes effect of in-kind transfers.
@	The Ratio of Expenses to Average Net Assets includes the effect of a waiver. If these expense offsets were excluded, the ratio would have been 0.92% for the period ended April 30, 2013.

Amounts designated as “—” are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

71

Notes to Financial Statements
April 30, 2013 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2013, the Trust had seventy-nine portfolios, thirty-five of which were operational. The financial statements herein and the related notes pertain to the Global X China Consumer ETF, Global X China Energy ETF, Global X China Financials ETF, Global X China Industrials ETF, Global X China Materials ETF, Global X NASDAQ China Technology ETF, Global X FTSE ASEAN 40 ETF, Global X FTSE Andean 40 ETF, Global X FTSE Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF, Global X Brazil Financials ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X FTSE Norway 30 ETF, Global X FTSE Nordic Region ETF, Global X Central Asia & Mongolia Index ETF and Global X Nigeria Index ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Significant Accounting Policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

72

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disaster, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (the “Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2013, there were securities valued using Fair Value Procedures of $62,676, $35,456, $120,753, $115,739 and $92,340 in Global X China Materials ETF, Global X Colombia 20 ETF, Global X Brazil Mid Cap ETF, Global X Brazil Consumer ETF Funds, and Global X FTSE Greece 20 ETF, respectively. There were no other securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments, fair value of investments for which the Funds do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

73

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2013, there have been no significant changes to the Funds’ fair valuation methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of April 30, 2013. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Global X China Materials ETF

Quantitative information about level 3 fair value measurements
Assets	Fair Value at 4/30/13	Valuation Technique(s)	Unobservable Input	Discount Percentage Range
Common Stock	$62,676	Discount from the Last Traded Price	Last Traded Price Comparability Adjustment %	0% to 75%

The unobservable inputs used to determine fair value of Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Fund bears the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Fund is prevented from exercising its rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

FEDERAL INCOME TAXES — It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

74

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

As of and during the six months ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

CREATION UNITS — The Funds issue and redeem shares ("Shares") at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a "Creation Unit" or multiples thereof). Purchasers of Creation Units ("Authorized Participants") at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction payable to the Custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

75

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

If a Creation Unit is purchased or redeemed for cash, a higher Transaction Fee will be charged. The following table discloses Creation Unit breakdown:

	Creation Unit	Transaction		Redemption
	Shares	Fee	Value	Fee
Global X China Consumer ETF	50,000	$1,900	$710,500	$1,900
Global X China Energy ETF	50,000	1,900	736,500	1,900
Global X China Financials ETF	50,000	1,900	654,000	1,900
Global X China Industrials ETF	50,000	1,900	560,500	1,900
Global X China Materials ETF	50,000	1,900	757,500	1,900
Global X NASDAQ China Technology ETF	50,000	1,900	733,500	1,900
Global X FTSE ASEAN 40 ETF	50,000	2,300	914,500	2,300
Global X FTSE Andean 40 ETF	50,000	2,300	684,500	2,300
Global X FTSE Colombia 20 ETF	50,000	2,500	1,006,000	2,500
Global X Brazil Mid Cap ETF	50,000	1,900	792,000	1,900
Global X Brazil Consumer ETF	50,000	1,500	1,038,500	1,500
Global X Brazil Financials ETF	50,000	1,500	661,500	1,500
Global X FTSE Argentina 20 ETF	50,000	1,000	875,000	1,000
Global X FTSE Greece 20 ETF	50,000	1,000	872,000	1,000
Global X FTSE Norway 30 ETF	50,000	1,400	776,000	1,400
Global X FTSE Nordic Region ETF	50,000	1,400	1,080,000	1,400
Global X Central Asia & Mongolia Index ETF	50,000	2,700	730,000	2,700
Global X Nigeria Index ETF	50,000	2,300	731,000	2,300

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions and other transaction expenses, interest expenses, acquired fund fees and extraordinary expenses (such as litigation and indemnification expenses). In addition, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF and Global X Nigeria Index ETF pay custodial fees that are not covered by the Supervision and Administration Agreement. Pursuant to an agreement with the Custodian, the Global X FTSE Colombia 20 ETF, Global X FTSE Argentina 20 ETF, Global X FTSE Greece 20 ETF, Global X Central Asia & Mongolia Index ETF and Global X Nigeria Index ETF may pay up to 0.11%, 0.01%, 0.10%, 0.01% and 0.24% respectively in Custody Fees (in addition to the Supervision and Administration Fee).

76

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

Supervision and
Administration
Fee
Global X China Consumer ETF	0.65%
Global X China Energy ETF	0.65%
Global X China Financials ETF	0.65%
Global X China Industrials ETF	0.65%
Global X China Materials ETF	0.65%
Global X NASDAQ China Technology ETF	0.65%
Global X FTSE ASEAN 40 ETF	0.65%
Global X FTSE Andean 40 ETF	0.72%
Global X FTSE Colombia 20 ETF	0.68%
Global X Brazil Mid Cap ETF	0.69%
Global X Brazil Consumer ETF	0.77%
Global X Brazil Financials ETF	0.77%
Global X FTSE Argentina 20 ETF	0.74%
Global X FTSE Greece 20 ETF	0.55%
Global X FTSE Norway 30 ETF	0.50%
Global X FTSE Nordic Region ETF	0.50%
Global X Central Asia & Mongolia Index ETF	0.68%
Global X Nigeria Index ETF	0.68%

The Adviser and InterBolsa S.A. ("InterBolsa"), entered into an agreement dated January, 2009, pursuant to which InterBolsa agreed to provide certain marketing, marketing-related and other services with respect to the Global X FTSE Colombia 20 ETF. Under this agreement, InterBolsa agreed to make an initial payment to the Adviser regarding certain start up expenses for the Fund and the Adviser agreed to share with InterBolsa fifty percent (50%) of the Adviser’s legitimate profits and losses with respect to the Global X FTSE Colombia 20 ETF. The agreement was terminated on November 7, 2012.

SEI Investments Global Fund Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser.

77

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2013, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X China Consumer ETF	$16,374,870	$18,182,967
Global X China Energy ETF	503,891	602,973
Global X China Financials ETF	215,004	421,187
Global X China Industrials ETF	187,690	276,516
Global X China Materials ETF	192,400	234,503
Global X NASDAQ China Technology ETF	716,662	733,360
Global X FTSE ASEAN 40 ETF	9,806,177	5,539,413
Global X FTSE Andean 40 ETF	2,031,971	1,487,000
Global X FTSE Colombia 20 ETF	57,294,247	42,056,101
Global X Brazil Mid Cap ETF	1,760,221	3,294,607
Global X Brazil Consumer ETF	1,773,172	3,569,658
Global X Brazil Financials ETF	304,303	383,607
Global X FTSE Argentina 20 ETF	536,208	506,738
Global X FTSE Greece 20 ETF	3,727,978	3,547,759
Global X FTSE Norway 30 ETF	3,201,487	4,640,476
Global X FTSE Nordic Region ETF	3,058,341	2,936,954
Global X Central Asia & Mongolia Index ETF	5,905	-
Global X Nigeria Index ETF	1,799,811	20,424

78

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

4. INVESTMENT TRANSACTIONS (continued)

During the year or period ended October 31, 2012, there were no purchases or sales of long-term U.S. Government securities for the Funds.

For the year or period ended October 31, 2012 and April 30, 2013, in-kind transactions associated with creations and redemptions were, respectively:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$58,127,422	$60,602,543	$(14,971,205)
Global X China Energy ETF	1,387,260	1,337,430	(69,263)
Global X China Financials ETF	3,926,565	9,690,527	936,142
Global X China Materials ETF	898,865	884,664	(757,417)
Global X NASDAQ China Technology ETF	-	2,314,245	390,361
Global X FTSE ASEAN 40 ETF	6,222,348	1,021,509	(207,923)
Global X FTSE Andean 40 ETF	1,415,510	413,410	39,468
Global X FTSE Colombia 20 ETF	52,446,557	41,442,085	2,673,694
Global X Brazil Mid Cap ETF	270,057	2,599,515	135,361
Global X Brazil Consumer ETF	3,594,611	6,452,371	917,960
Global X Brazil Financials ETF	-	749,909	(130,497)
Global X FTSE Greece 20 ETF	18,896,843	1,718,402	195,351
Global X FTSE Norway 30 ETF	14,195,676	28,918,670	(3,714,967)
Global X FTSE Nordic Region ETF	1,652,853	5,863,959	415,958

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X China Consumer ETF	$83,319,052	$4,944,111	$1,035,672
Global X China Energy ETF	-	736,908	151,578
Global X China Financials ETF	2,858,501	1,276,009	167,483
Global X China Industrials ETF	-	-	-
Global X China Materials ETF	-	-	-
Global X NASDAQ China Technology ETF	-	-	-
Global X FTSE ASEAN 40 ETF	13,867,767	-	-
Global X FTSE Andean 40 ETF	782,343	-	-
Global X FTSE Colombia 20 ETF	9,514,131	1,874,614	215,004
Global X Brazil Mid Cap ETF	-	1,063,277	236,527
Global X Brazil Consumer ETF	-	460,508	69,432
Global X Brazil Financials ETF	-	-	-
Global X FTSE Argentina 20 ETF	842,881	-	-
Global X FTSE Greece 20 ETF	12,092,057	11,467,113	3,810,050
Global X FTSE Norway 30 ETF	9,976,665	9,301,193	1,424,891
Global X FTSE Nordic Region ETF	14,571,736	-	-
Global X Central Asia & Mongolia Index ETF	2,205,126	-	-
Global X Nigeria Index ETF	528,045	-	-

79

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

The following differences, primarily attributable to utilization of earnings and profits on shareholder redemptions and distributions reclassifications, foreign currency, redemptions in-kind and sales of passive foreign investment companies, have been reclassified to/from the following accounts during the fiscal period ended October 31, 2012.

Global X Funds	Paid-in Capital	Undistributed Net Investment Income/(Loss)	Accumulated Net Realized Gain/(Loss)
Global X China Consumer ETF	$(15,953,638)	$578,947	$15,374,691
Global X China Energy ETF	(74,212)	83	74,129
Global X China Financials ETF	679,007	172	(679,179)
Global X China Industrials ETF	–	(58)	58
Global X China Materials ETF	(757,417)	46	757,371
Global X NASDAQ China Technology ETF	390,361	160	(390,521)
Global X FTSE ASEAN 40 ETF	(207,923)	16,635	191,288
Global X FTSE Andean 40 ETF	39,467	(336)	(39,131)
Global X FTSE Colombia 20 ETF	2,331,771	121,267	(2,453,038)
Global X Brazil Mid Cap ETF	135,361	(82,977)	(52,384)
Global X Brazil Consumer ETF	917,960	27,959	(945,919)
Global X Brazil Financials ETF	(175,075)	(3,144)	178,219
Global X FTSE Argentina 20 ETF	–	(19)	19
Global X FTSE Greece 20 ETF	336,128	(82,340)	(253,788)
Global X FTSE Norway 30 ETF	(5,121,659)	(52,404)	5,174,063
Global X FTSE Nordic Region ETF	433,825	(39,005)	(394,820)

80

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the periods ended October 31, 2012 and 2011 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X China Consumer ETF
2012	$487,644	$–	$487,644
2011	1,734,529	–	1,734,529
Global X China Energy ETF
2012	$78,332	$–	$78,332
2011	61,491	–	61,491
Global X China Financials ETF
2012	$14,611	$–	$14,611
2011	1,177,311	–	1,177,311
Global X China Industrials ETF
2012	$8,938	$–	$8,938
2011	149,711	–	149,711
Global X China Materials ETF
2012	$–	$–	$–
2011	336,120	–	336,120
Global X NASDAQ China Technology ETF
2012	$57,614	$–	$57,614
2011	45,880	–	45,880
Global X FTSE ASEAN 40 ETF
2012	$517,045	$–	$517,045
2011	–	–	–
Global X FTSE Andean 40 ETF
2012	$120,234	$–	$120,234
2011	–	–	–
Global X FTSE Colombia 20 ETF
2012	$1,467,527	$–	$1,467,527
2011	1,288,147	456,070	1,744,217
Global X Brazil Mid Cap ETF
2012	$495,614	$–	$495,614
2011	452,979	–	452,979
Global X Brazil Consumer ETF
2012	$392,931	$–	$392,931
2011	57,979	–	57,979
Global X Brazil Financials ETF
2012	$256,178	$–	$256,178
2011	49,172	–	49,172
Global X FTSE Argentina 20 ETF
2012	$102,814	$–	$102,814
2011	–	–	–
Global X FTSE Greece 20 ETF
2012	$4,711	$–	$4,711
Global X FTSE Norway 30 ETF
2012	$1,360,544	$–	$1,360,544
2011	6,983	–	6,983
Global X FTSE Nordic Region ETF
2012	$825,103	$7,708	$832,811
2011	150,580	–	150,580

81

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

As of October 31, 2012, the components of tax basis distributable earnings (accumulated losses) were as follows:

	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF
Undistributed Ordinary Income	$2,074,779	$88,650	$185,487
Capital Loss Carryforwards	(5,810,505)	(214,304)	(857,728)
Unrealized Depreciation on Investments and Foreign Currency	(17,842,080)	(228,150)	(608,371)
Other Temporary Differences	3	1	(2)
Total Accumulated Losses	$(21,577,803)	$(353,803)	$(1,280,614)

	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Undistributed Ordinary Income	$59,337	$37,881	$14,283
Capital Loss Carryforwards	(988,564)	(167,017)	(770,701)
Unrealized Depreciation on Investments and Foreign Currency	(1,628,843)	(1,029,258)	(305,420)
Other Temporary Differences	—	(2)	(1)
Total Accumulated Losses	$(2,558,070)	$(1,158,396)	$(1,061,839)

	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF	Global X FTSE Colombia 20 ETF
Undistributed Ordinary Income	$741,371	$114,703	$3,480,303
Capital Loss Carryforwards	(380,238)	(370,862)	(12,474,719)
Unrealized Depreciation on Investments and Foreign Currency	875,310	(34,915)	4,247,610
Other Temporary Differences	(1)	(1)	(2)
Total Accumulated Losses	$1,236,442	$(291,075)	$(4,746,808)

	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Undistributed Ordinary Income	$493,502	$269,775	$130,600
Capital Loss Carryforwards	(2,911,938)	(2,093,242)	(514,052)
Unrealized Depreciation on Investments and Foreign Currency	218,422	1,917,026	(953,004)
Other Temporary Differences	—	1	(4)
Total Accumulated Losses	$(2,200,014)	$93,560	$(1,336,460)

	Global X FTSE Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF
Undistributed Ordinary Income	$10,610	$47,748	$1,388,410
Capital Loss Carryforwards	(849,688)	—	(2,985,495)
Unrealized Depreciation on Investments and Foreign Currency	(1,434,377)	3,891,341	(610,678)
Other Temporary Differences	(1)	—	(3)
Total Accumulated Losses	$(2,273,456)	$3,939,089	$(2,207,766)

Global X FTSE Nordic Region ETF
Undistributed Ordinary Income	$669,210
Capital Loss Carryforwards	(720,747)
Unrealized Depreciation on Investments and Foreign Currency	(1,830,742)
Other Temporary Differences	(1)
Total Accumulated Losses	$(1,882,280)

82

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains. As of October 31, 2012, the Funds that had capital loss carryforwards are listed below.

Expiration Date	Global X China Consumer ETF	Global X China Energy ETF	Global X China Financials ETF	Global X China Industrials ETF	Global X China Materials ETF	Global X NASDAQ China Technology ETF
Oct. 2019	$1,341,121	$33,912	$—	$—	$—	$236,466
Oct. 2018	173,208	—	551,954	94,810	—	—
Total	$1,514,329	$33,912	$551,954	$94,810	$—	$236,466

Expiration Date	Global X FTSE ASEAN 40 ETF	Global X FTSE Andean 40 ETF	Global X FTSE Colombia 20 ETF	Global X Brazil Mid Cap ETF	Global X Brazil Consumer ETF	Global X Brazil Financials ETF
Oct. 2019	$—	$120,886	$8,249,654	$918,379	$563,593	$—
Oct. 2018	—	—	—	—	—	—
Total	$—	$120,886	$8,249,654	$918,379	$563,593	$—

Expiration Date	Global X Argentina 20 ETF	Global X FTSE Greece 20 ETF	Global X FTSE Norway 30 ETF	Global X FTSE Nordic Region ETF
Oct. 2019	$414,683	$—	$1,802,290	$—
Oct. 2018	—	—	—	—
Total	$414,683	$—	$1,802,290	$—

83

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

Global X Funds	Short-Term Loss	Long-Term Loss	Total
Global X China Consumer ETF	$-	$4,296,176	$4,296,176
Global X China Energy ETF	-	180,392	180,392
Global X China Financials ETF	120,706	185,068	305,774
Global X China Industrials ETF	7,913	885,841	893,754
Global X China Materials ETF	15,083	151,934	167,017
Global X NASDAQ China Technology ETF	106,171	428,064	534,235
Global X FTSE ASEAN 40 ETF	380,238	-	380,238
Global X FTSE Andean 40 ETF	132,404	117,572	249,976
Global X FTSE Colombia 20 ETF	2,146,269	2,078,796	4,225,065
Global X Brazil Mid Cap ETF	674,097	1,319,462	1,993,559
Global X Brazil Consumer ETF	472,361	1,057,288	1,529,649
Global X Brazil Financials ETF	85,300	428,752	514,052
Global X FTSE Argentina 20 ETF	246,179	188,826	435,005
Global X FTSE Norway 30 ETF	798,994	384,211	1,183,205
Global X FTSE Nordic Region ETF	435,649	285,098	720,747

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2013 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X China Consumer ETF	$236,014,636	$19,940,216	$(25,519,727)	$(5,579,511)
Global X China Energy ETF	4,205,046	791,335	(583,605)	207,730
Global X China Financials ETF	7,962,179	380,993	(506,061)	(125,068)
Global X China Industrials ETF	5,925,699	383,857	(1,832,102)	(1,448,245)
Global X China Materials ETF	3,238,712	17,942	(969,284)	(951,342)
Global X NASDAQ China Technology ETF	2,787,319	426,328	(282,271)	144,057
Global X FTSE ASEAN 40 ETF	49,068,363	6,943,562	(548,970)	6,394,592
Global X FTSE Andean 40 ETF	9,945,157	562,387	(939,797)	(377,410)
Global X FTSE Colombia 20 ETF	188,255,199	13,675,309	(14,216,415)	(541,106)
Global X Brazil Mid Cap ETF	18,014,326	3,397,236	(2,575,179)	822,057
Global X Brazil Consumer ETF	20,145,117	6,582,956	(1,896,178)	4,686,778
Global X Brazil Financials ETF	4,406,500	313,867	(762,795)	(448,928)
Global X FTSE Argentina 20 ETF	4,933,916	301,506	(1,304,919)	(1,003,413)
Global X FTSE Greece 20 ETF	25,626,635	5,609,798	(3,118,853)	2,490,945
Global X FTSE Norway 30 ETF	63,652,341	5,436,405	(2,156,524)	3,279,881
Global X FTSE Nordic Region ETF	43,171,672	5,164,112	(2,363,174)	2,800,938
Global X Central Asia & Mongolia Index ETF	2,461,028	75,224	(103,992)	(28,768)
Global X Nigeria Index ETF	2,557,509	8,733	(123,359)	(114,626)

84

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

The preceding differences between book and tax cost are primarily due to mark to market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issues or sectors.

Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Index. The Funds may utilize a representative sampling strategy with respect to its Underlying Index when a replication strategy might be detrimental to its shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Index become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indexes).

Certain Funds may invest in commodity related securities, which are susceptible to fluctuations in certain commodity markets. Any negative changes in commodity markets could have a great impact on those securities.

85

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

7. OTHER

At April 30, 2013, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X China Consumer ETF	6	100%
Global X China Energy ETF	2	100%
Global X China Financials ETF	3	100%
Global X China Industrials ETF	1	100%
Global X China Materials ETF	2	100%
Global X NASDAQ China Technology ETF	2	100%
Global X FTSE ASEAN 40 ETF	3	100%
Global X FTSE Andean 40 ETF	3	100%
Global X FTSE Colombia 20 ETF	5	100%
Global X Brazil Mid Cap ETF	2	100%
Global X Brazil Consumer ETF	3	100%
Global X Brazil Financials ETF	2	100%
Global X FTSE Argentina 20 ETF	4	100%
Global X FTSE Greece 20 ETF	6	100%
Global X FTSE Norway 30 ETF	7	100%
Global X FTSE Nordic Region ETF	5	100%
Global X Central Asia & Mongolia Index ETF	2	100%
Global X Nigeria Index ETF	1	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. REVERSE SHARE SPLIT

Effective May 16, 2013, the Global X China Materials ETF and the Global X FTSE Argentina 20 ETF executed a 1-for-2 reverse share split for shareholders of record after the close of markets on May 15, 2013. The effect of this transaction was to divide the number of outstanding shares of the Funds by two, resulting in a corresponding increase in the net asset value per share. The capital share activity presented in the statement of changes in net assets for each of the years in the period then ended, and per share data in the financial highlights for each of the years in the period then ended have been given retroactive effect to reflect these reverse share splits. There were no changes in net assets, results of operations or total return as a result of these transactions.

86

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

9. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2013, the value of the securities on loan was $21,866,509, $15,139,656, $3,497,288 and $650,720 for the Global X China Consumer ETF, Global X FTSE Colombia 20 ETF, Global X FTSE Norway 30 ETF and Global X FTSE Nordic Region ETF, respectively.

10. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

11. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events.

Effective June 24, 2013, the Adviser to the Global X FTSE Colombia 20 ETF, entered into a voluntary Expense Limitation Agreement with the Fund to assure that the Fund’s total operating expenses (exclusive of taxes, brokerage fees, commissions, and other transaction expenses, interest and extraordinary expenses (such as litigation and indemnification expenses)) will not exceed 0.68% of the Fund’s average daily net assets per year until at least July 1, 2014 and is annually renewable thereafter.

87

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, brokerage fees, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Funds, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Funds under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Funds had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

88

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X China Consumer ETF
Actual Fund Return	$1,000.00	$1,026.70	0.65%	$3.26
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Energy ETF
Actual Fund Return	$1,000.00	$1,090.60	0.65%	$3.37
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Financials ETF
Actual Fund Return	$1,000.00	$1,118.20	0.65%	$3.41
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Industrials ETF
Actual Fund Return	$1,000.00	$996.30	0.65%	$3.21
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X China Materials ETF
Actual Fund Return	$1,000.00	$945.60	0.65%	$3.13
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X NASDAQ China Technology ETF
Actual Fund Return	$1,000.00	$1,071.50	0.65%	$3.34
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X FTSE ASEAN 40 ETF
Actual Fund Return	$1,000.00	$1,116.40	0.65%	$3.41
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26
Global X FTSE Andean 40 ETF
Actual Fund Return	$1,000.00	$969.70	0.72%	$3.51
Hypothetical 5% Return	1,000.00	1,021.23	0.72	3.61
Global X FTSE Colombia 20 ETF
Actual Fund Return	$1,000.00	$937.80	0.79%	$3.78
Hypothetical 5% Return	1,000.00	1,020.90	0.79	3.94
Global X Brazil Mid Cap ETF
Actual Fund Return	$1,000.00	$1,048.20	0.69%	$3.50
Hypothetical 5% Return	1,000.00	1,021.38	0.69	3.46
Global X Brazil Consumer ETF
Actual Fund Return	$1,000.00	$1,082.00	0.77%	$3.97
Hypothetical 5% Return	1,000.00	1,020.98	0.77	3.85
Global X Brazil Financials ETF
Actual Fund Return	$1,000.00	$1,071.10	0.77%	$3.95
Hypothetical 5% Return	1,000.00	1,020.98	0.77	3.86
Global X FTSE Argentina 20 ETF
Actual Fund Return	$1,000.00	$1,049.90	0.74%	$3.76
Hypothetical 5% Return	1,000.00	1,021.12	0.74	3.71
Global X FTSE Greece 20 ETF
Actual Fund Return	$1,000.00	$1,081.40	0.65%	$3.34
Hypothetical 5% Return	1,000.00	1,021.58	0.65	3.25
Global X FTSE Norway 30 ETF
Actual Fund Return	$1,000.00	$1,057.60	0.50%	$2.55
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.50
Global X FTSE Nordic Region ETF
Actual Fund Return	$1,000.00	$1,187.70	0.50%	$2.71
Hypothetical 5% Return	1,000.00	1,022.32	0.50	2.51

89

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X Central Asia & Mongolia Index ETF
Actual Fund Return (2)	$1,000.00	$983.80	0.69%	$0.54
Hypothetical 5% Return	1,000.00	1,003.42	0.69	3.43
Global X Nigeria Index ETF
Actual Fund Return (2)	$1,000.00	$954.90	0.68%	$0.53
Hypothetical 5% Return	1,000.00	1,003.43	0.68	3.38

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.).

(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 29/365 (to reflect the period from inception to date.).

90

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that each mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 16, 2012, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements."

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information. Certain of the Renewal Funds had not commenced operations as of the November 16, 2012 meeting (the “Non-Operational Renewal Funds”). With respect to the Non-Operational Renewal Funds, Global X Management noted that the materials that were presented to the Board at the meetings at which each of the Non-Operational Renewal Funds were initially approved were still relevant and current.

In determining to approve the continuation of the Renewal Agreements for each Renewal Fund, the Board concluded that the Renewal Agreements were fair and reasonable and in the best interests of each Renewal Fund and its shareholders, respectively. In approving the continuation of the Renewal Agreements for each Renewal Fund, the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and other service providers for the Renewal Funds throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the approval of the continuation of the Renewal Agreements are discussed below.

91

Approval of Investment Advisory Agreement (Unaudited)

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In connection with these considerations, the Board noted that Global X Management had significantly increased its support staff and operational resources since the inception of each Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;
•	the nature, extent and quality of the all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Fund by Global X Management.

92

Approval of Investment Advisory Agreement (Unaudited)

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance (as available) relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes. The Board noted that certain of the Non-Operational Renewal Funds had not yet commenced operations. The Board observed that, for the Non-Operational Renewal Funds, meaningful data relating to investment performance was not available and, therefore, could not be a factor in approving the Renewal Agreements for the non-operational Renewal Funds.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. Global X Management discussed with the Board its current and expected profitability with respect to each of the Renewal Funds with respect to which Global X Management generates or is expected to generate a profit. In addition, Global X Management noted that it was unlikely that it would generate profits in the upcoming year from its services to certain of the smaller Renewal Funds because of the small amount of assets under management and the required payment of certain fixed fees and expenses for each of the Renewal Funds. With respect to the Non-Operational Funds, Global X Management noted that the information presented to the Board at the meeting at which each Non-Operational Fund was initially approved was still relevant and current.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

93

Approval of Investment Advisory Agreement (Unaudited)

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board at the November 16, 2012 meeting (and with respect to the Non-Operational Renewal Funds, at the meeting at which each Non-Operational Fund was initially approved) with comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure. With respect to the Non-Operational Funds, Global X Management noted that the information presented to the Board at the meeting at which each Non-Operational Fund was initially approved was still relevant and current;
•	the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace;
•	that, under the unified Management Fee structure, Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the all-inclusive Management Fee, such as asset-based custody fees and expenses for certain of the Renewal Funds, taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses; and
•	that Global X Management has contractually agreed pursuant to an expense limitation with respect to certain Renewal Funds to waive fees payable to Global X Management and/or limit fees and operating expenses to the extent necessary to assure that the total annual operating expenses (exclusive of taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses) of the relevant Renewal Fund will not exceed a specified annual rate until a certain date and that Global X Management intends these arrangements to benefit shareholders of the relevant Renewal Fund by limiting the maximum level of expenses that can be incurred that are not part of the unified Management Fee.

Based on these considerations, the Board concluded that the proposed Management Fee and total expense ratio of each Renewal Fund should not preclude approval of the Renewal Agreements.

94

Approval of Investment Advisory Agreement (Unaudited)

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the proposed unitary Management Fee for each Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to continue to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and
•	that the proposed unitary Management Fee provides a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

95

Supplemental Information (Unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com.

96

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a prospectus for the funds described.

GLX-SA-002-0200

Global X SuperDividend ETF (ticker: SDIV)
Global X SuperDividend U.S. ETF (ticker: DIV)
Global X Canada Preferred ETF (ticker: CNPF)
Global X Social Media Index ETF (ticker: SOCL)

Semi Annual Report

April 30, 2013

Schedules of Investments

Global X SuperDividend ETF	1

Global X SuperDividend U.S. ETF	8

Global X Canada Preferred ETF	11

Global X Social Media Index ETF	14

Statements of Assets and Liabilities	16

Statements of Operations	17

Statements of Changes in Net Assets	18

Financial Highlights	20

Notes to Financial Statements	21

Disclosure of Fund Expenses	30

Approval of Investment Advisory Agreement	32

Supplemental Information	38

The Funds file their complete schedules of Fund holdings with the Securities and Exchange Commission (the “Commission”) for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds’ Forms N-Q are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that Global X Funds use to determine how to vote proxies relating to Fund securities, as well as information relating to how the Funds voted proxies relating to Fund securities during the most recent 12-month period ended June 30, will be available (i) without charge, upon request, by calling 1-888-GXFund-1; and (ii) on the Commission’s website at http://www.sec.gov.

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend ETF

Sector Weightings †:

† Percentages based on total investments. Short-term investments include a repurchase agreement held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

	Shares	Value
COMMON STOCK — 97.4%
AUSTRALIA— 21.4%
Banks — 5.3%
Bank of Queensland	594,423	$6,180,865
Bendigo and Adelaide Bank	543,339	6,229,867
Commonwealth Bank of Australia	83,027	6,322,137
National Australia Bank	182,199	6,422,109
Westpac Banking	181,924	6,374,695
		31,529,673
Consumer Goods — 1.9%
Fleetwood (A)	579,352	5,135,247
GUD Holdings (A)	745,293	5,632,579
		10,767,826
Consumer Services — 6.1%
David Jones (A)	2,011,638	6,214,681
Metcash (A)	1,332,294	5,649,059
Myer Holdings (A)	2,002,612	6,664,301
Navitas (A)	1,073,749	6,022,167
Southern Cross Media Group	3,835,009	6,182,292
Tatts Group	1,657,442	5,618,739
		36,351,239
Financials — 2.0%
ASX	151,022	5,888,386
IOOF Holdings	663,816	6,069,725
		11,958,111

The accompanying notes are an integral part of the financial statements.

1

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Industrials — 2.0%
Cabcharge Australia (A)	1,135,735	$5,628,046
GWA Group	2,202,058	5,912,638
		11,540,684
Oil & Gas — 1.0%
APA Group	886,591	5,983,524
Telecommunications — 1.0%
Telstra	1,188,152	6,134,146
Utilities — 2.1%
DUET Group	2,474,938	6,311,785
Spark Infrastructure Group	3,201,585	5,941,154
		12,252,939
TOTAL AUSTRALIA		126,518,142
BELGIUM— 0.8%
Telecommunications — 0.8%
Belgacom	203,002	4,678,513
BERMUDA— 1.0%
Industrials — 1.0%
Ship Finance International	337,319	5,559,017
BRAZIL— 1.7%
Basic Materials — 0.7%
Cia Siderurgica Nacional	1,107,510	4,389,631
Utilities — 1.0%
Light	570,139	5,690,704
TOTAL BRAZIL		10,080,335
CANADA— 5.5%
Consumer Services — 0.8%
Parkland Fuel (A)	291,114	4,811,205
Financials — 0.7%
Extendicare (A)	715,141	3,996,470
Health Care — 1.0%
CML HealthCare (A)	786,935	6,038,024
Oil & Gas — 3.0%
Freehold Royalties	241,893	5,887,356
Penn West Petroleum	559,200	5,162,102
PetroBakken Energy (A)	729,127	6,224,122
		17,273,580
TOTAL CANADA		32,119,279

The accompanying notes are an integral part of the financial statements.

2

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
CZECH REPUBLIC— 0.8%
Telecommunications — 0.8%
Telefonica Czech Republic	343,049	$4,956,508
FINLAND— 1.7%
Health Care — 0.9%
Orion, Cl B	182,118	5,228,521
Telecommunications — 0.8%
Elisa	265,659	5,037,980
TOTAL FINLAND		10,266,501
FRANCE— 4.2%
Financials — 1.0%
Euler Hermes	64,153	6,125,259
Industrials — 1.0%
Bouygues (A)	214,249	5,978,871
Utilities — 2.2%
Electricite de France	293,367	6,556,356
GDF Suez	294,953	6,331,547
		12,887,903
TOTAL FRANCE		24,992,033
GERMANY— 1.1%
Telecommunications — 1.1%
Freenet	263,419	6,560,064
HONG KONG— 2.0%
Technology — 1.0%
VTech Holdings	480,599	6,131,235
Telecommunications — 1.0%
SmarTone Telecommunications Holdings	3,232,815	5,757,299
TOTAL HONG KONG		11,888,534
HUNGARY— 1.0%
Telecommunications — 1.0%
Magyar Telekom Telecommunications	3,226,565	5,962,928
ITALY— 2.1%
Utilities — 2.1%
Enel	1,495,224	5,781,383
Hera	3,278,923	6,671,587
TOTAL ITALY		12,452,970

The accompanying notes are an integral part of the financial statements.

3

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
NEW ZEALAND— 2.2%
Health Care — 1.0%
Fisher & Paykel Healthcare	2,607,351	$5,922,445
Telecommunications — 1.2%
Telecom Corp of New Zealand	3,014,091	6,730,073
TOTAL NEW ZEALAND		12,652,518
NORWAY— 1.0%
Oil & Gas — 1.0%
Seadrill	151,214	5,787,380
POLAND— 0.8%
Basic Materials — 0.8%
KGHM Polska Miedz	97,465	4,565,033
PORTUGAL— 1.1%
Utilities — 1.1%
EDP - Energias de Portugal	1,870,351	6,428,847
SINGAPORE— 5.9%
Financials — 0.9%
Keppel Land	1,615,965	5,326,636
Industrials — 0.9%
Venture	805,561	5,441,477
Real Estate Investment Trust — 3.0%
Ascendas	2,579,049	5,758,208
Mapletree Logistics Trust	5,724,463	6,088,371
Suntec Real Estate Investment Trust	3,841,685	6,066,475
		17,913,054
Telecommunications — 1.1%
StarHub	1,625,706	6,243,070
TOTAL SINGAPORE		34,924,237
TAIWAN— 2.0%
Industrials — 1.0%
Coretronic	6,983,231	5,548,820
Technology — 1.0%
HTC	599,812	6,117,627
TOTAL TAIWAN		11,666,447
TURKEY— 1.2%
Consumer Goods — 1.2%
Ford Otomotiv Sanayi	505,234	7,017,335

The accompanying notes are an integral part of the financial statements.

4

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
UNITED KINGDOM— 11.0%
Consumer Services — 2.1%
Firstgroup	2,004,570	$6,573,228
Halfords Group	1,124,351	6,021,968
		12,595,196
Financials — 6.9%
Amlin	873,128	5,756,024
Aviva	1,019,244	4,830,473
Intermediate Capital Group	969,226	6,359,430
Man Group	3,430,589	5,446,141
Provident Financial	242,602	6,138,817
Resolution	1,369,849	5,615,408
Standard Life	1,052,623	6,118,513
		40,264,806
Industrials — 1.0%
Interserve	770,388	5,657,913
Utilities — 1.0%
SSE	253,763	6,137,425
TOTAL UNITED KINGDOM		64,655,340
UNITED STATES— 28.9%
Basic Materials — 0.7%
Cliffs Natural Resources	205,110	4,377,047
Consumer Goods — 0.9%
Vector Group (A)	342,843	5,591,769
Financials — 3.3%
BGC Partners, Cl A	1,295,477	7,410,129
Franklin Street Properties	407,794	6,227,014
New York Community Bancorp (A)	410,879	5,567,411
		19,204,554
Health Care — 2.2%
AstraZeneca	123,541	6,414,337
PDL BioPharma (A)	804,237	6,224,794
		12,639,131
Industrials — 2.2%
Costamare	371,866	5,964,731
RR Donnelley & Sons (A)	570,320	7,020,639
		12,985,370

The accompanying notes are an integral part of the financial statements.

5

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend ETF

	Shares	Value
COMMON STOCK — continued
Real Estate Investment Trust — 15.2%
American Capital Agency	174,313	$5,806,366
American Capital Mortgage Investment	218,793	5,811,142
Annaly Capital Management	369,364	5,887,662
ARMOUR Residential (A)	846,002	5,490,553
Capstead Mortgage	454,497	6,035,720
Chimera Investment	1,892,067	6,243,821
CYS Investments	456,955	5,679,951
Hospitality Properties Trust	206,636	6,077,165
Invesco Mortgage Capital	272,485	5,831,179
Investors Real Estate Trust	585,677	5,698,637
Medical Properties Trust (A)	386,888	6,225,028
NorthStar Realty Finance	661,743	6,597,578
Omega Healthcare Investors (A)	199,800	6,567,426
Sabra Health Care	208,482	6,216,933
Starwood Property Trust	212,610	5,844,649
		90,013,810
Technology — 1.0%
Pitney Bowes (A)	426,253	5,826,879
Telecommunications — 3.0%
Consolidated Communications Holdings	329,326	6,069,478
Frontier Communications (A)	1,393,429	5,796,665
Windstream (A)	659,802	5,621,513
		17,487,656
Utilities — 0.4%
Atlantic Power (A)	531,407	2,500,242
TOTAL UNITED STATES		170,626,458
TOTAL COMMON STOCK
(Cost $536,608,961)		574,358,419

PREFERRED STOCK — 1.7%
BRAZIL— 1.7%
Utilities — 1.7%
AES Tiete	524,456	5,315,990
Centrais Eletricas Brasileiras	934,659	4,853,734
TOTAL BRAZIL		10,169,724
TOTAL PREFERRED STOCK
(Cost $11,436,788)		10,169,724

The accompanying notes are an integral part of the financial statements.

6

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend ETF

	Face Amount	Value
REPURCHASE AGREEMENT — 10.7%
Barclays Capital
0.150%, dated 04/30/13, to be repurchased on 05/01/13, repurchase price $63,273,940 (collateralized by U.S. Treasury Bills, ranging in par value $6,222,520-$30,592,065, 0.000%, 07/11/13-12/12/13, with a total market value of $64,539,191)(B)
(Cost $63,273,676)	$63,273,676	$63,273,676

TIME DEPOSIT — 0.2%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $1,242,280)	1,242,280	1,242,280
TOTAL INVESTMENTS — 110.0%
(Cost $612,561,705)		$649,044,099

Percentages are based on Net Assets of $590,079,016.

Cl — Class

(A)	This security or a partial position of this security is on loan at April 30, 2013. The total value of securities on loan at April 30, 2013 was $58,389,487.
(B)	This security was purchased with cash collateral held from securities on loan. The total value of such securities as of April 30, 2013 was $63,273,676.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$538,125,371	$36,233,048	$—	$574,358,419
Repurchase Agreement	63,273,676	—	—	63,273,676
Preferred Stock	10,169,724	—	—	10,169,724
Time Deposit	—	1,242,280	—	1,242,280
Total Investments in Securities	$611,568,771	$37,475,328	$—	$649,044,099

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

7

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend U.S. ETF

Sector Weightings †:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.6%
UNITED STATES— 99.6%
Basic Materials — 2.0%
Natural Resource Partners	25,999	$620,856
Consumer Goods — 8.0%
Altria Group	17,065	623,043
Lorillard	14,754	632,799
Reynolds American	13,195	625,707
Vector Group	35,900	585,529
		2,467,078
Consumer Services — 4.2%
Regal Entertainment Group, Cl A	36,631	657,160
World Wrestling Entertainment, Cl A	68,770	631,309
		1,288,469
Health Care — 6.1%
Bristol-Myers Squibb	15,348	609,623
Merck	13,372	628,484
PDL BioPharma	81,023	627,118
		1,865,225
Industrials — 2.1%
Lockheed Martin	6,435	637,644
Oil & Gas — 15.7%
Enbridge Energy Partners	20,434	608,933
Energy Transfer Partners	11,817	588,368
Enterprise Products Partners	9,995	606,197
Linn Energy	14,956	577,451
Niska Gas Storage Partners	47,956	729,890
ONEOK Partners	10,376	561,342

The accompanying notes are an integral part of the financial statements.

8

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend U.S. ETF

	Shares	Value
COMMON STOCK — continued
Oil & Gas — continued
QR Energy	32,529	$593,980
TC Pipelines	12,345	580,215
		4,846,376
Real Estate Investment Trust — 23.3%
American Capital Agency	18,565	618,400
Annaly Capital Management	37,615	599,583
Anworth Mortgage Asset	93,340	588,975
ARMOUR Residential	85,533	555,109
Capstead Mortgage	45,829	608,609
CYS Investments	48,634	604,521
Dynex Capital	53,130	571,148
Hatteras Financial	21,545	588,825
MFA Financial	67,635	626,976
PennyMac Mortgage Investment Trust	22,279	562,545
Silver Bay Realty Trust	1,223	23,335
Two Harbors Investment	45,212	541,640
WP Carey	9,598	676,851
		7,166,517
Technology — 2.1%
United Online	95,988	652,718
Telecommunications — 11.9%
AT&T	15,813	592,355
CenturyLink	16,589	623,249
Consolidated Communications Holdings	33,856	623,966
Frontier Communications	140,214	583,290
Verizon Communications	12,200	657,702
Windstream	67,086	571,573
		3,652,135
Utilities — 24.2%
Ameren	16,938	614,003
Avista	21,719	609,218
Consolidated Edison	9,602	611,167
Entergy	9,098	648,050
Ferrellgas Partners	28,312	561,427
FirstEnergy	14,342	668,337
Great Plains Energy	25,944	626,029
Hawaiian Electric Industries	20,982	593,791
Integrys Energy Group	10,054	618,924
Pepco Holdings	28,283	639,196
Pinnacle West Capital	10,169	619,292
Vectren	17,233	647,271
		7,456,705

The accompanying notes are an integral part of the financial statements.

9

Schedule of Investments	April 30, 2013 (Unaudited)

Global X SuperDividend U.S. ETF

	Face Amount	Value
COMMON STOCK — continued
TOTAL UNITED STATES		$30,653,723
TOTAL COMMON STOCK
(Cost $29,440,658)		30,653,723

TIME DEPOSIT — 0.3%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $75,661)	$75,661	75,661
TOTAL INVESTMENTS — 99.9%
(Cost $29,516,319)		$30,729,384

Percentages are based on Net Assets of $30,763,710.

Cl — Class

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$30,653,723	$—	$—	$30,653,723
Time Deposit	—	75,661	—	75,661
Total Investments in Securities	$30,653,723	$75,661	$—	$30,729,384

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

10

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Canada Preferred ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
PREFERRED STOCK — 99.3%
CANADA— 99.3%
Consumer Goods — 3.2%
George Weston, Ser V, 4.750%	6,266	$159,472
Loblaw, Ser A, 5.950%	7,069	183,558
RONA, 5.250%(A)	5,404	118,491
		461,521
Financials — 63.4%
Bank of Montreal, Ser 13, 4.500%	8,873	226,702
Bank of Montreal, Ser 23, 5.400%(A)	10,141	267,655
Bank of Montreal, Ser 25, 3.900%(A)	7,352	184,922
Bank of Nova Scotia, Ser 16, 5.250%	8,884	231,745
Bank of Nova Scotia, Ser 18, 3.350%(A)	8,884	225,396
Bank of Nova Scotia, Ser 20, 5.000%(A)	9,012	223,634
Brookfield Asset Management, Ser 22, 7.000%(A)	9,479	251,782
Brookfield Asset Management, Ser 24, 5.400%(A)	8,684	229,373
Brookfield Asset Management, Ser 26, 4.500%(A)	7,831	201,323
Brookfield Office Properties, Ser L, 6.750%(A)	7,832	203,448
Brookfield Office Properties, Ser P, 5.150%(A)	9,316	243,199
Brookfield Office Properties, Ser R, 5.100%(A)	7,832	204,536
Canadian Imperial Bank of Commerce, Ser 27, 5.600%	8,438	216,426
Canadian Imperial Bank of Commerce, Ser 33, 5.350%(A)	8,435	220,451
Canadian Imperial Bank of Commerce, Ser 35, 6.500%(A)	9,136	236,233
Fairfax Financial Holdings, Ser C, 5.750%(A)	7,831	199,380
Fairfax Financial Holdings, Ser G, 5.000%(A)	7,832	192,486
Fairfax Financial Holdings, Ser I, 5.000%(A)	9,398	237,690
Great-West Lifeco, Ser G, 5.200%	9,393	241,480
Great-West Lifeco, Ser I, 4.500%	9,393	230,385
Great-West Lifeco, Ser N, 3.650%(A)	7,829	191,869
HSBC Bank Canada, Ser E, 6.600%(A)	7,832	205,003
Industrial Alliance Insurance & Financial Services, Ser G, 4.300%(A)	7,828	203,888
Intact Financial, Ser 1, 4.200%(A)	7,831	204,354
Intact Financial, Ser 3, 4.200%(A)	7,832	203,759
Manulife Financial, Ser 1, 5.600%(A)	10,959	285,546
Manulife Financial, Ser 2, 4.650%	10,960	270,995

The accompanying notes are an integral part of the financial statements.

11

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Canada Preferred ETF

	Shares	Value
PREFERRED STOCK — continued
Financials — continued
Manulife Financial, Ser 4, 6.600%(A)	14,090	$369,225
Power Financial, Ser P, 4.400%(A)	8,768	222,975
Royal Bank of Canada, Ser AJ, 5.000%(A)	12,525	318,020
Royal Bank of Canada, Ser AR, 6.250%(A)	10,958	279,429
Royal Bank of Canada, Ser AV, 6.250%(A)	12,524	326,572
Sun Life Financial, Ser 1, 4.750%	10,752	267,239
Sun Life Financial, Ser 2, 4.800%	8,737	217,677
Sun Life Financial, Ser 4, 4.450%	8,065	197,652
Toronto-Dominion Bank, Ser AG, 6.250%(A)	11,741	304,291
Toronto-Dominion Bank, Ser AK, 6.250%(A)	10,959	287,178
Toronto-Dominion Bank, Ser O, 4.850%	13,308	341,864
		9,165,782
Oil & Gas — 16.5%
Enbridge, Ser B, 4.000%(A)	15,658	402,543
Enbridge, Ser F, 4.000%(A)	15,710	403,256
Enbridge, Ser N, 4.000%(A)	14,093	362,729
Husky Energy, Ser 1, 4.450%(A)	9,246	235,406
TransCanada, Ser 1, 4.600%(A)	17,223	435,084
TransCanada, Ser 3, 4.000%(A)	10,960	268,166
TransCanada, Ser 5, 4.400%(A)	10,855	274,756
		2,381,940
Telecommunications — 7.2%
BCE, Ser AA, 3.450%(A)	8,101	191,056
BCE, Ser AC, 4.600%(A)	7,390	174,655
BCE, Ser AG, 4.500%(A)	8,396	207,098
Bell Aliant, Ser A, 4.850%(A)	9,007	229,679
Shaw Communications, Ser A, 4.500%(A)	9,398	240,582
		1,043,070
Utilities — 9.0%
Brookfield Renewable Power Preferred Equity, Ser I, 5.250%(A)	7,854	202,460
Canadian Utilities, Ser Y, 4.000%(A)	10,178	270,248
Emera, Ser C, 4.100%(A)	7,829	202,049
Fortis, Ser H, 4.250%(A)	7,854	198,796
TransAlta, Ser A, 4.600%(A)	9,393	220,968
TransAlta, Ser C, 4.600%(A)	8,612	211,571
		1,306,092
TOTAL CANADA		14,358,405
TOTAL PREFERRED STOCK
(Cost $14,404,419)		14,358,405

The accompanying notes are an integral part of the financial statements.

12

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Canada Preferred ETF

	Face Amount	Value

TIME DEPOSIT — 0.4%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $56,698)	$56,698	$56,698
TOTAL INVESTMENTS — 99.7%
(Cost $14,461,117)		$14,415,103

Percentages are based on Net Assets of $14,460,598.

Ser — Series

(A)	Floating rate security - Rate disclosed is the rate in effect on April 30, 2013.

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Preferred Stock	$11,981,208	$2,377,197	$—	$14,358,405
Time Deposit	—	56,698	—	56,698
Total Investments in Securities	$11,981,208	$2,433,895	$—	$14,415,103

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

13

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Social Media Index ETF

Sector Weightings†:

† Percentages based on total investments.

	Shares	Value
COMMON STOCK — 99.7%
CHINA— 26.5%
Technology — 26.5%
Changyou.com ADR	1,856	$53,824
NetEase ADR	2,970	167,478
Renren ADR *	39,237	109,864
SINA *	18,729	1,054,817
Tencent Holdings	30,783	1,055,963
Youku.com ADR *	15,707	318,224
TOTAL CHINA		2,760,170
GERMANY— 0.4%
Technology — 0.4%
XING	754	38,478
JAPAN— 17.8%
Technology — 17.8%
Dena	32,151	916,527
Gree	31,935	409,158
Mixi	1,940	32,876
Nexon	40,922	496,177
TOTAL JAPAN		1,854,738
RUSSIA— 7.8%
Technology — 7.8%
Mail.ru Group GDR	9,244	249,588
Yandex, Cl A *	21,971	565,534
TOTAL RUSSIA		815,122
TAIWAN— 0.6%
Technology — 0.6%
PChome Online *	15,130	68,442
UNITED STATES— 46.6%
Technology — 46.6%
Angie's List *	13,869	336,185
Demand Media *	13,902	120,391
Facebook, Cl A *	36,031	1,000,221
Google, Cl A *	581	479,075
Groupon, Cl A *	72,215	440,512
Jive Software *	10,228	138,998
LinkedIn, Cl A *	5,316	1,021,151

The accompanying notes are an integral part of the financial statements.

14

Schedule of Investments	April 30, 2013 (Unaudited)

Global X Social Media Index ETF

	Shares/Face Amount	Value
COMMON STOCK — continued
Technology — continued
MeetMe *	4,994	$9,638
Nutrisystem	9,455	76,586
Pandora Media *	34,230	476,824
United Online	30,173	205,176
Yelp, Cl A *	3,980	103,599
Zynga, Cl A *	139,615	445,372
TOTAL UNITED STATES		4,853,728
TOTAL COMMON STOCK
(Cost $10,730,847)		10,390,678

TIME DEPOSIT — 0.1%
Brown Brothers Harriman, 0.028%, 05/01/13
(Cost $9,900)	$9,900	9,900
TOTAL INVESTMENTS — 99.8%
(Cost $10,740,747)		$10,400,578

Percentages are based on Net Assets of $10,420,974.

*	Non-income producing security.

ADR — American Depositary Receipt
Cl — Class
GDR — Global Depositary Receipt

The following is a summary of the inputs used as of April 30, 2013, in valuing the Fund's investments carried at value:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$10,390,678	$—	$—	$10,390,678
Time Deposit	—	9,900	—	9,900
Total Investments in Securities	$10,390,678	$9,900	$—	$10,400,578

For the period ended April 30, 2013, there have been no transfers between Level 1, Level 2 or Level 3 investments.

For the period ended April 30, 2013, there were no Level 3 investments.

The accompanying notes are an integral part of the financial statements.

15

Statements of Assets and Liabilities
April 30, 2013 (Unaudited)

	Global X SuperDividend ETF		Global X SuperDividend U.S. ETF	Global X Canada Preferred ETF	Global X Social Media Index ETF
Assets:
Cost of Investments	$549,288,029		$29,516,319	$14,461,117	$10,740,747
Cost of Repurchase Agreement	63,273,676		—	—	—
Investments at Value	$585,770,423	*	$30,729,384	$14,415,103	$10,400,578
Repurchase Agreement	63,273,676		—	—	—
Foreign Currency at Value	799,455		—	27,835	—
Receivable for Capital Shares Sold	9,588,000		—	—	—
Dividend and Interest Receivable	3,552,841		43,302	24,498	12,742
Reclaim Receivable	161,336		—	—	364
Receivable for Investment Securities Sold	—		—	—	2,772,405
Total Assets	663,145,731		30,772,686	14,467,436	13,186,089

Liabilities:

Payable for Investment Securities Purchased	9,547,759		—	—	1,304,175
Obligation to Return Securities Lending Collateral	63,273,676		—	—	—
Payable for Capital Shares Redeemed	—		—	—	1,455,000
Payable due to Investment Adviser	245,280		8,976	6,838	5,940
Total Liabilities	73,066,715		8,976	6,838	2,765,115
Net Assets	$590,079,016		$30,763,710	$14,460,598	$10,420,974
*Includes Market Value of Securities on Loan	$58,389,487		$—	$—	$—
Net Assets Consist of:
Paid-in Capital	$557,288,128		$29,522,500	$14,734,086	$11,897,351
Undistributed Net Investment Income	43,710		15,470	32,121	63,950
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency Translations	(3,771,313)		12,675	(259,931)	(1,199,387)
Net Unrealized Appreciation (Depreciation) on Investments	36,482,394		1,213,065	(46,014)	(340,169)
Net Unrealized Appreciation (Depreciation) on Foreign Currency Translations	36,097		—	336	(771)
Net Assets	$590,079,016		$30,763,710	$14,460,598	$10,420,974
Outstanding Shares of Beneficial Interest
(unlimited authorization — no par value)	24,500,000		1,150,000	1,000,000	700,000
Net Asset Value, Offering and Redemption Price Per Share	$24.08		$26.75	$14.46	$14.89

The accompanying notes are an integral part of the financial statements.

16

Statements of Operations
For the period ended April 30, 2013 (Unaudited)

	Global X SuperDividend ETF	Global X SuperDividend U.S. ETF(1)	Global X Canada Preferred ETF	Global X Social Media Index ETF
Investment Income:
Dividend Income	$11,775,013	$124,561	$347,534	$104,652
Interest Income	—	—	—	9
Security Lending Income	191,405	—	—	—
Less: Foreign Taxes Withheld	(665,504)	—	(52,008)	(2,188)
Total Investment Income	11,300,914	124,561	295,526	102,473
Supervision and Administration Fees(2)	870,503	11,331	42,467	38,524
Total Expenses	870,503	11,331	42,467	38,524
Net Investment Income	10,430,411	113,230	253,059	63,949

Net Realized Gain on:
Investments (3)	(557,244)	12,675	(10,508)	464,128
Foreign Currency Transactions	95,069	—	(1,838)	(2,599)

Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	(462,175)	12,675	(12,346)	461,529

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	36,282,352	1,213,065	(23,262)	1,236,435
Foreign Currency Transactions	31,785	—	513	(392)

Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	36,314,137	1,213,065	(22,749)	1,236,043

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Transactions	35,851,962	1,225,740	(35,095)	1,697,572

Net Increase in Net Assets Resulting from Operations	$46,282,373	$1,338,970	$217,964	$1,761,521

(1)	The Fund commenced operations on March 11, 2013.
(2)	The Supervision and Administration fees reflect the supervisory and administrative fee, which includes fees paid by the Funds for the investment advisory services provided by the Adviser. (See Note 3 in Notes to Financial Statements.)
(3)	Includes realized gains (losses) as a result of in-kind redemptions. (See Note 4 in Notes to Financial Statements.)

The accompanying notes are an integral part of the financial statements.

17

Statements of Changes in Net Assets

	Global X SuperDividend ETF		Global X SuperDividend U.S. ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)	Period Ended April 30, 2013(1) (Unaudited)
Operations:
Net Investment Income	$10,430,411	$5,086,960	$113,230
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(462,175)	(2,112,857)	12,675
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	36,314,137	2,746,077	1,213,065
Net Increase in Net Assets Resulting from Operations	46,282,373	5,720,180	1,338,970
Dividends and Distributions from:
Net Investment Income	(10,958,207)	(4,983,491)	(97,760)
Total Dividends and Distributions	(10,958,207)	(4,983,491)	(97,760)
Capital Share Transactions:
Issued	396,538,500	132,719,500	29,522,500
Redeemed	(4,612,000)	—	—
Increase in Net Assets from Capital Share Transactions	391,926,500	132,719,500	29,522,500
Total Increase in Net Assets	427,250,666	133,456,189	30,763,710
Net Assets:
Beginning of Period	162,828,350	29,372,161	—
End of Period	$590,079,016	$162,828,350	$30,763,710
Undistributed Net Investment Income	$43,710	$571,506	$15,470

Share Transactions:
Issued	17,250,000	6,100,000	1,150,000
Redeemed	(200,000)	—	—
Net Increase in Shares Outstanding from Share Transactions	17,050,000	6,100,000	1,150,000

(1)	The Fund commenced operations on March 11, 2013.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

18

Statements of Changes in Net Assets

	Global X Canada Preferred ETF		Global X Social Media Index ETF
	Period Ended April 30, 2013 (Unaudited)	Year Ended October 31, 2012 (Audited)	Period Ended April 30, 2013 (Unaudited)	Period Ended October 31, 2012(1) (Audited)
Operations:
Net Investment Income	$253,059	$448,023	$63,949	$95,441
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions(2)	(12,346)	(283,704)	461,529	(1,525,644)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	(22,749)	315,539	1,236,043	(1,576,983)
Net Increase (Decrease) in Net Assets Resulting from Operations	217,964	479,858	1,761,521	(3,007,186)
Dividends and Distributions from:
Net Investment Income	(264,747)	(426,223)	(98,361)	—
Total Dividends and Distributions	(264,747)	(426,223)	(98,361)	—
Capital Share Transactions:
Issued	726,000	7,185,500	—	27,517,000
Redeemed	(713,000)	(707,000)	(4,713,500)	(11,038,500)
Increase (Decrease) in Net Assets from Capital Share Transactions	13,000	6,478,500	(4,713,500)	16,478,500
Total Increase (Decrease) in Net Assets	(33,783)	6,532,135	(3,050,340)	13,417,314
Net Assets:
Beginning of Period	14,494,381	7,962,246	13,471,314	—
End of Period	$14,460,598	$14,494,381	$10,420,974	$13,471,314
Undistributed Net Investment Income	$32,121	$43,809	$63,950	$98,362

Share Transactions:
Issued	50,000	500,000	—	1,900,000
Redeemed	(50,000)	(50,000)	(350,000)	(850,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	—	450,000	(350,000)	1,050,000

(1)	The Fund commenced operations on November 14, 2011.
(2)	Includes realized gains (losses) as a result of in-kind redemptions. See Note 4 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

19

Financial Highlights

Selected Per Share Data & Ratios

For a Share Outstanding Throughout the Period

	Net Asset Value, Beginning of Period ($)	Net Investment Income ($)*	Net Realized and Unrealized Gain (Loss) on Investments ($)	Total from Operations ($)	Distribution from Net Investment Income ($)	Distribution from Capital Gains ($)	Total from Distributions ($)	Net Asset Value, End of Period ($)	Total Return (%)**	Net Assets End of Period ($)(000)	Ratio of Expenses to Average Net Assets (%)		Ratio of Net Investment Income to Average Net Assets (%)		Portfolio Turnover (%)††
Global X SuperDividend ETF
2013(Unaudited)	21.86	0 .79	2 .34	3 .13	(0 .91)	—	(0 .91)	24.08	14 .73	590,079	0 .58	†	6 .95	†	31 .29
2012	21.76	1 .62	0 .09	1 .71	(1 .61)	—	(1 .61)	21.86	8 .34	162,828	0 .58		7 .53		34 .03
2011(1)	24.70	0 .64	(3 .02)	(2 .38)	(0 .56)	—	(0 .56)	21.76	(9 .56)	29,372	0 .58	†	7 .22	†	4 .58
Global X SuperDividend U.S. ETF
2013(2)(Unaudited)	25.15	0 .17	1 .58	1 .75	(0 .15)	—	(0 .15)	26.75	7 .63	30,764	0 .45	†	4 .50	†	0 .12
Global X Canada Preferred ETF
2013(Unaudited)	14.49	0 .25	(0 .02)	0 .23	(0 .26)	—	(0 .26)	14.46	1 .60	14,461	0 .58	†	3 .45	†	18 .07
2012	14.48	0 .54	—	0 .54	(0 .53)	—	(0 .53)	14.49	3 .78	14,494	0 .58		3 .73		38 .15
2011(3)	14.97	0 .27	(0 .56)	(0 .29)	(0 .20)	—	(0 .20)	14.48	(1 .94)	7,962	0 .58	†	4 .28	†	3 .02
Global X Social Media Index ETF
2013(Unaudited)	12.83	0 .07	2 .10	2 .17	(0 .11)	—	(0 .11)	14.89	17 .05	10,421	0 .65	†	1 .08	†	11 .57
2012(4)	14.93	0 .12	(2 .22)	(2 .10)	—	—	—	12.83	(14 .07)	13,471	0 .65	†	0 .88	†	91 .78

(1)	The Fund commenced operations on June 8, 2011.
(2)	The Fund commenced operations on March 11, 2013.
(3)	The Fund commenced operations on May 24, 2011.
(4)	The Fund commenced operations on November 14, 2011.
*	Per share data calculated using average shares method.
**	Total return is based on the change in net asset value of a share during the year or period and assumes reinvestment of dividends and distributions at net asset value. Total return is for the period indicated and periods of less than one year have not been annualized. The return shown does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
†	Annualized.
††	Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes effect of in-kind transfers.

Amounts designated as “—” are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

20

Notes to Financial Statements
April 30, 2013 (Unaudited)

1. ORGANIZATION

The Global X Funds (the "Trust") is a Delaware Statutory Trust formed on March 6, 2008. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. As of April 30, 2013, the Trust had seventy-nine portfolios, thirty-five of which were operational. The financial statements herein and the related notes pertain to the Global X SuperDividend ETF, Global X SuperDividend U.S. ETF, Global X Canada Preferred ETF and Global X Social Media Index ETF (each a “Fund”, collectively, the “Funds”). Each Fund is non-diversified.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Funds.

USE OF ESTIMATES — The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates, and could have a material impact to the Funds.

SECURITY VALUATION — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent mean between the quoted bid and asked prices (absent both bid and asked prices on such exchange, the bid price may be used).

For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

21

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY VALUATION (continued)

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees (the “Board”). The Funds’ Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from its primary trading exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Funds may fair value their securities if an event that may materially affect the value of the Funds’ securities that traded outside of the United States (a “Significant Event”) has occurred between the time of the security's last close and the time that the Funds calculate their net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include: government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If Global X Management Company LLC (“Adviser”) becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration all relevant information reasonably available to the Committee. As of April 30, 2013, there were no securities priced using the Fair Value Procedures.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 – Other significant observable inputs (including quoted prices in non-active markets, quoted prices for similar investments, fair value of investments for which the Funds have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, and short-term investments valued at amortized cost)

Level 3 – Significant unobservable inputs (including the Funds own assumptions in determining the fair value of investments, fair value of investments for which the Funds’ do not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

22

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the six months ended April 30, 2013, there have been no significant changes to the Funds’ fair valuation methodologies.

REPURCHASE AGREEMENTS — Securities pledged as collateral for repurchase agreements are held by Citibank, N.A. and are designated as being held on each Fund’s behalf by its custodian under a book-entry system. Each Fund monitors the adequacy of the collateral on a daily basis and can require the seller to provide additional collateral in the event the market value of the securities pledged falls below the carrying value of the repurchase agreement, including accrued interest. It is the Funds’ policy to only enter into repurchase agreements with banks and other financial institutions which are deemed by the investment adviser to be creditworthy. The Funds bear the risk of loss in the event that the other party to a repurchase agreement defaults on its obligations and the Funds are prevented from exercising their rights to dispose of the underlying securities received as collateral and the risk of a possible decline in the value of the underlying securities during the period.

FEDERAL INCOME TAXES – It is each Fund’s intention to qualify or continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Funds evaluate tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is "more-likely-than-not" (i.e., greater than 50 percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provisions in the current period. However, management’s conclusions regarding tax positions may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., the last three tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the six months ended April 30, 2013, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Funds did not incur any interest or penalties.

23

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on the trade date for financial reporting purposes. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis from the settlement date.

FOREIGN CURRENCY TRANSLATION — The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent amounts actually received or paid.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — The Funds distribute their net investment income on a pro rata basis. Any net realized capital gains are distributed annually. All distributions are recorded on the ex-dividend date.

INVESTMENTS IN REITS — With respect to the Funds, dividend income is recorded based on the income included in distributions received from the (Real Estate Investment Trust “REIT”) investments using published REIT reclassifications including some management estimates when actual amounts are not available. Distributions received in excess of these estimated amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year end, and may differ from the estimated amounts.

CREATION UNITS — The Funds issue and redeem shares (“Shares”) at Net Asset Value (“NAV”) and only in large blocks of Shares, (each block of Shares for a Fund is called a “Creation Unit” or multiples thereof). Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee per transaction. The fee is a single charge and will be the same regardless of the number of Creation Units purchased by an investor on the same day. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard Redemption Fee per transaction to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed that day.

24

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

CREATION UNITS (continued)

If a Creation Unit is purchased or redeemed for cash, a higher transaction fee will be charged. The following table discloses Creation Unit breakdown:

	Creation	Transaction		Redemption
	Unit Shares	Fee	Value	Fee
Global X SuperDividend ETF	50,000	$3,800	$1,204,000	$3,800
Global X SuperDividend U.S. ETF	50,000	750	1,337,500	750
Global X Canada Preferred ETF	50,000	1,000	723,000	1,000
Global X Social Media Index ETF	50,000	1,000	744,500	1,000

3. RELATED PARTY TRANSACTIONS

The Adviser serves as the investment adviser and the administrator for the Funds. Subject to the supervision of the Board of Trustees, the Adviser is responsible for managing the investment activities of the Funds and the Funds’ business affairs and other administrative matters and provides or causes to be furnished all supervisory, administrative and other services reasonably necessary for the operation of the Funds, including certain distribution services (provided pursuant to a separate Distribution Agreement), certain shareholder and distribution-related services (provided pursuant to a separate Rule 12b-1 Plan and related agreements) and investment advisory services (provided pursuant to a separate Investment Advisory Agreement), under what is essentially an "all-in" fee structure. For its service to the Funds, under the Supervision and Administration Agreement, each Fund pays a monthly fee to the Adviser at the annual rate (stated as a percentage of the average daily net assets of the Fund). In addition, the Funds bear other expenses, directly and indirectly, that are not covered by the Supervision and Administration Agreement, which may vary and affect the total expense ratios of the Funds, such as taxes, brokerage fees, commissions, acquired fund fees, and other transaction expenses, interest expenses and extraordinary expenses (such as litigation and indemnification expenses).

Supervision and
Administration Fee
Global X SuperDividend ETF	0.58%
Global X SuperDividend U.S. ETF	0.45%
Global X Canada Preferred ETF	0.58%
Global X Social Media Index ETF	0.65%

SEI Investments Global Funds Services (“SEIGFS”) serves as Sub-Administrator to the Funds. As Sub-Administrator, SEIGFS provides the Funds with the required general administrative services, including, without limitation: office space, equipment, and personnel; clerical and general back office services; bookkeeping, internal accounting and secretarial services; the calculation of NAV; and assistance with the preparation and filing of reports, registration statements, proxy statements and other materials required to be filed or furnished by the Funds under federal and state securities laws. As compensation for these services, the Sub-Administrator receives certain out-of-pocket costs, transaction fees and asset-based fees which are accrued daily and paid monthly by the Adviser. SEI Investments Distribution Co. (“SIDCO”) serves as each Funds underwriter and distributor of Shares pursuant to a Distribution Agreement. Under the Distribution Agreement, SIDCO, as agent, receives orders to create and redeem Shares in Creation Unit Aggregations and transmits such orders

25

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

3. RELATED PARTY TRANSACTIONS (continued)

to the Trust’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund Shares. SIDCO bears the following costs and expenses relating to the distribution of Shares: (i) the costs of processing and maintaining records of creations of Creation Units; (ii) all costs of maintaining the records required of a registered broker/dealer; (iii) the expenses of maintaining its registration or qualification as a dealer or broker under Federal or state laws; (iv) filing fees; and (v) all other expenses incurred in connection with the distribution services as contemplated in the Distribution Agreement. SIDCO receives no fee for its distribution services under the Distribution Agreement.

4. INVESTMENT TRANSACTIONS

For the period ended April 30, 2013, the purchases and sales of investments in securities excluding in-kind transactions, long-term U.S. Government and short-term securities were:

		Sales and
	Purchases	Maturities
Global X SuperDividend ETF	$111,447,436	$98,640,712
Global X SuperDividend U.S. ETF	28,670	56,983
Global X Canada Preferred ETF	2,654,530	2,658,588
Global X Social Media Index ETF	1,375,883	1,535,013

For the period ended April 30, 2013, in-kind transactions associated with creations and redemptions were:

		Sales and	Realized
	Purchases	Maturities	Gain/(Loss)
Global X SuperDividend ETF	$378,737,931	$4,057,979	$492,054
Global X SuperDividend U.S. ETF	29,468,910	-	-
Global X Canada Preferred ETF	725,588	711,381	7,606
Global X Social Media Index ETF	-	4,682,349	417,806

During the period ended April 30, 2013, there were no purchases or sales of long-term U.S. Government securities for the Funds.

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the differences arise.

26

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

The tax character of dividends and distributions paid during the years ended October 31, 2012 and October 31, 2011 were as follows:

Global X Funds	Ordinary Income	Long-Term Capital Gain	Totals

Global X SuperDividend ETF
2012	$4,983,491	$–	$4,983,491
2011	831,828	–	831,828
Global X Canada Preferred ETF
2012	$426,223	$–	$426,223
2011	92,495	–	92,495

As of October 31, 2012, the components of tax basis accumulated losses were as follows:

	Global X Funds
	Global X SuperDividend ETF	Global X Canada Preferred ETF	Global X Social Media Index ETF
Undistributed Ordinary Income	$1,996,379	$43,809	$98,362
Capital Loss Carryforwards	(3,214,361)	(192,575)	(894,844)
Unrealized Depreciation on Investments and Foreign Currency	(1,315,298)	(77,938)	(2,343,055)
Other Temporary Differences	2	(1)	–
Total Accumulated Losses	$(2,533,278)	$(226,705)	$(3,139,537)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum period of eight years and applied against future gains.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be used prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, preenactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. Losses carried forward under these new provisions are as follows:

	Short-Term	Long-Term
Global X Funds	Loss	Loss	Total
Global X SuperDividend ETF	$2,032,013	$343,770	$2,375,783
Global X Canada Preferred ETF	188,285	777	189,062
Global X Social Media Index ETF	894,844	-	894,844

27

Notes to Financial Statements (continued)
April 30, 2013 (Unaudited)

5. TAX INFORMATION (continued)

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments held by the Funds at April 30, 2013 were as follows:

Global X Funds	Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global X SuperDividend ETF	$612,561,705	$50,402,551	$(13,920,157)	$36,482,394
Global X SuperDividend U.S. ETF	29,516,319	1,310,898	(97,833)	1,213,065
Global X Canada Preferred ETF	14,461,117	200,821	(246,835)	(46,014)
Global X Social Media Index ETF	10,740,747	1,118,353	(1,458,522)	(340,169)

The preceding differences between book and tax cost are primarily due to mark-to-market treatment of passive foreign investment companies and wash sales.

6. CONCENTRATION OF RISKS

The Funds invest in securities of foreign issuers in several countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

The securities markets of emerging countries are less liquid and subject to greater price volatility, and have a smaller market capitalization, than the U.S. securities markets. In certain countries, there may be fewer publicly traded securities and the market may be dominated by a few issuers or sectors. Issuers and securities markets in such countries are not subject to as extensive and frequent accounting, financial and other reporting requirements or as comprehensive government regulations as are issuers and securities markets in the U.S. In particular, the assets and profits appearing on the financial statements of emerging country issuers may not reflect their financial position or results of operations in the same manner as financial statements for U.S. issuers. Substantially less information may be publicly available about emerging country issuers than is available about issuers in the United States.

The Funds may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Funds accrue and apply such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains are earned.

The Funds use a replication strategy. A replication strategy is an indexing strategy that involves investing in the securities of the Underlying Index in approximately the same proportions as in the Underlying Indices. The Funds may utilize a representative sampling strategy with respect to their Underlying Indices when a replication strategy might be detrimental to their shareholders, such as when there are practical difficulties or substantial costs involved in compiling a portfolio of equity securities to follow its Underlying Index, or, in certain instances, when securities in the Underlying Indices become temporarily illiquid, unavailable or less liquid, or due to legal restrictions (such as diversification requirements that apply to the Funds but not the Underlying Indices).

28

Notes to Financial Statements (concluded)
April 30, 2013

7. OTHER

At April 30, 2013, the total Shares outstanding that were held by Authorized Participants were as follows. The Authorized Participants have entered into an agreement with the Funds’ Distributor.

		Percentage of
	Authorized	Shares
	Participants	Outstanding
Global X SuperDividend ETF	4	100%
Global X SuperDividend U.S. ETF	5	100%
Global X Canada Preferred ETF	3	100%
Global X Social Media Index ETF	2	100%

Pursuant to the Trust’s organizational documents, the Trustees of the Trust and the Trust’s officers are indemnified against certain liabilities that may arise out of the performance of their duties.

8. LOANS OF PORTFOLIO SECURITIES

The Funds may lend portfolio securities having a market value up to one-third of the Funds’ total assets. Security loans made pursuant to the securities lending agreement are required at all times to be secured by collateral equal to at least 102% for U.S. based securities and 105% for foreign based securities. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments. It is the Funds’ policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Funds if and to the extent that the market value of the securities loans were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Funds could also experience delays and costs in gaining access to the collateral. The Funds bear the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. As of April 30, 2013, the value of securities on loan was $58,389,487 for the Global X SuperDividend ETF.

9. CONTRACTUAL OBLIGATIONS

The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds maximum exposure under these arrangements is unknown. However the Funds have not had prior gains or losses pursuant to these contracts. Management has reviewed the Funds’ existing contracts and expects the risk of loss to be remote.

10. SUBSEQUENT EVENTS

The Funds have evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements as of the date the financial statements were issued.

29

Disclosure of Fund Expenses (Unaudited)

All Exchange Traded Funds (“ETF”) have operating expenses. As a shareholder of an ETF, your investment is affected by these ongoing costs, which include (among others) costs for ETF management, administrative services, commissions, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns. In addition, a shareholder is responsible for brokerage fees as a result of their investment in the Fund.

Operating expenses such as these are deducted from an ETF’s gross income and directly reduce its final investment return. These expenses are expressed as a percentage of the ETF’s average net assets; this percentage is known as the ETF’s expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund’s costs in two ways:

Actual Fund Return. This section helps you to estimate the actual expenses that your Fund incurred over the period. The “Expenses Paid During Period” column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the “Ending Account Value” number is derived from deducting that expense cost from the Fund’s gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under “Expenses Paid During Period.”

Hypothetical 5% Return. This section helps you compare your Fund’s costs with those of other funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all funds to make this 5% calculation. You can assess your Fund’s comparative cost by comparing the hypothetical result for your Fund in the “Expenses Paid During Period” column with those that appear in the same charts in the shareholder reports for other funds.

NOTE: Because the return is set at 5% for comparison purposes — NOT your Fund’s actual return — the account values shown may not apply to your specific investment.

30

Disclosure of Fund Expenses (Unaudited)

	Beginning Account Value 11/1/2012	Ending Account Value 4/30/2013	Annualized Expense Ratios	Expenses Paid During Period(1)
Global X SuperDividend ETF
Actual Fund Return	$1,000.00	$1,147.30	0.58%	$3.09
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91
Global X SuperDividend U.S. ETF
Actual Fund Return (2)	$1,000.00	$1,076.30	0.45%	$0.69
Hypothetical 5% Return	1,000.00	1,022.56	0.45	2.26
Global X Canada Preferred ETF
Actual Fund Return	$1,000.00	$1,016.00	0.58%	$2.90
Hypothetical 5% Return	1,000.00	1,021.92	0.58	2.91
Global X Social Media Index ETF
Actual Fund Return	$1,000.00	$1,170.50	0.65%	$3.50
Hypothetical 5% Return	1,000.00	1,021.57	0.65	3.26

(1)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 181/365 (to reflect the one-half year period.)
(2)	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied 54/365 (to reflect the period from inception to date.)

31

Approval of Investment Advisory Agreement (Unaudited)

Section 15(c) of the Investment Company Act of 1940, as amended ("1940 Act"), requires that mutual fund’s board of trustees, including a majority of those trustees who are not "interested persons" of the mutual fund, as defined in the 1940 Act ("Independent Trustees"), to consider on an initial basis and periodically thereafter (as required by the 1940 Act), at an in person meeting called for such purpose, the terms of each fund’s investment advisory agreement and approve each agreement with such changes as the Independent Trustees deem appropriate.

At a quarterly Board meeting held on November 16, 2012, the Board of Trustees (including the Independent Trustees) considered and unanimously approved the continuation of (i) the Investment Advisory Agreement ("Renewal Investment Advisory Agreement") for each Fund covered by this Semi-Annual Report (other than the Global X SuperDividend U.S. ETF) (each a "Renewal Fund") and (ii) the Supervision and Administration Agreement between the Trust ("Renewal Supervision and Administration Agreement"), on behalf of each Renewal Fund, and Global X Management Company ("Global X Management"). The Renewal Investment Advisory Agreement and the Renewal Supervision and Administration Agreement are referred to herein as the "Renewal Agreements." At the same meeting, the Board (including the Independent Trustees) also initially considered and unanimously approved (i) the initial Investment Advisory Agreement for the Global X SuperDividend U.S. ETF (“New Fund”) and (ii) the Supervision and Administration Agreement between the Trust, on behalf of the New Fund, and Global X Management. The Investment Advisory Agreements and Supervision and Administration Agreements for the New Fund are referred to herein as the “New Fund Agreements.”

In advance of the Board meeting, the Board (including the Independent Trustees) requested (in writing) detailed information from Global X Management in connection with their consideration of the Renewal Agreements and the New Fund Agreements and received and reviewed written responses from Global X Management and supporting materials relating to those requests for information.

In determining to initially approve the New Fund Agreements for the New Fund and to approve the continuation of the Renewal Agreements for each Renewal Fund (as applicable), the Board concluded that the New Fund Agreements and the Renewal Agreements were fair and reasonable and in the best interests of the New Fund or each Renewal Fund (as applicable) and its shareholders, respectively. In approving the New Fund Agreements and the continuation of the Renewal Agreements for the New Fund or each Renewal Fund (as applicable), the Board considered among other things the following categories of material factors. In addition, the Board based their determinations regarding the continuation of each of the Renewal Fund Agreements on their consideration of all of the materials provided to them by Global X Management and each Renewal Fund’s other service providers throughout the year.

In reaching this decision, the Board did not assign relative weights to the factors discussed below nor did the Board deem any one factor or group of them to be controlling in and of themselves. Certain factors considered by the Board (including the Independent Trustees) with respect to the initial approval of the New Fund Agreements and their approval of the continuation of the Renewal Agreements are discussed separately below.

32

Approval of Investment Advisory Agreement (Unaudited)

NEW FUND AGREEMENTS

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the New Fund Agreements and the range of services to be provided to the New Fund in accordance with the New Fund Agreements;
•	Global X Management’s key personnel and the portfolio managers who would provide investment advisory services to the New Fund;
•	Global X Management’s responsibilities under the New Fund Agreements to, among other things, (i) manage the investment operations of the New Fund and the composition of the New Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights appertaining to securities and assets held by the New Fund, (iv) select broker-dealers to execute portfolio transactions for the New Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of the New Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for the New Fund that are required to be filed by the Trust with the Securities and Exchange Commission ("SEC") and other regulatory or governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of the New Fund by shareholders and new investors;
~~•~~	the nature, extent and quality of Global X Management’s services (including advisory, administrative and compliance services) provided by or made available to each of the Renewal Funds and that would be made available to the New Fund; and
•	the quality of Global X Management’s resources and personnel that would be made available to the New Fund, including Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the New Fund.

Performance

The Board determined that because the New Fund had not commenced operations, meaningful data relating to investment performance of the New Fund was not available and, therefore, could not be a factor in approving the New Fund Agreements.

Cost of Services and Profitability

With respect to this factor, the Board considered:

•	Global X Management’s expected cost to provide investment management, supervision and administrative and related services to the New Fund;
•	The unitary fee (including the proposed investment advisory fee) ("Management Fee") that was proposed to be borne by the New Fund under the New Fund Agreements for the investment advisory, supervisory and administrative services that the New Fund requires

33

Approval of Investment Advisory Agreement (Unaudited)

under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by the New Fund); and

•	the expected profitability to Global X Management, if any, from all services to be provided to the New Fund and all aspects of the relationship between Global X Management and the New Fund.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with the New Fund would not be excessive.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the proposed Management Fee to be paid to Global X Management by the New Fund. In connection with this consideration, Global X Management provided the Board with comparative expense data for the New Fund, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds as well as the fees and expenses paid by other Funds that are series of the Trust under the same unified Management Fee structure;
•	the structure of the proposed unified Management Fee structure (which includes as one component the proposed investment advisory fee for the New Fund) and the expected total expense ratios for the New Fund. In this regard, the Board took into consideration that the purpose of adopting a unitary Management Fee structure for the New Fund was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of the New Fund and that the proposed Management Fee for the New Fund was set at a competitive fee to make the New Fund viable in the marketplace; and
•	that Global X Management would be responsible for most ordinary expenses of the New Funds, including the costs of various third-party services required by the New Fund, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that the New Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses.

Based on these considerations, the Board concluded that the proposed Management Fee and expected total expense ratio of the New Fund should not preclude approval of the New Fund Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the New Fund grows and whether the proposed unitary Management Fee for the New Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management intends to make in the New Fund in order to seek to assure that the New Fund is attractive to investors; and

34

Approval of Investment Advisory Agreement (Unaudited)

•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the New Fund and its shareholders.

Based on these considerations, the Board concluded that approval of the proposed Management Fee for the New Fund was reasonable.

Other Benefits

In considering the New Fund Agreement, in addition to the categories discussed above, the Board considered other benefits that may be realized by Global X Management as a result of its relationships with the New Fund.

Renewal Agreements

Nature, extent and quality of services

With respect to this factor, the Board considered:

•	the terms of the Renewal Agreements and the range of services that would continue to be provided to each Renewal Fund in accordance with the Renewal Agreements;
•	Global X Management’s key personnel and the portfolio managers who would continue to provide investment advisory, supervision and administrative services to each Renewal Fund. In connection with these considerations, the Board noted that Global X Management had significantly increased its support staff and operational resources since the inception of each Renewal Fund;
•	Global X Management’s responsibilities under the Renewal Agreements, among other things, to: (i) manage the investment operations of each Renewal Fund and the composition of each Renewal Fund’s assets, including the purchase, retention and disposition of its holdings, (ii) provide quarterly reports to the Trust’s officers and Board and other reports as the Board deems necessary or appropriate, (iii) vote proxies, exercise consents, and exercise all other rights relating to securities and assets held by each Renewal Fund, (iv) select broker- dealers to execute portfolio transactions for each Renewal Fund when necessary, (v) assist in the preparation and filing of reports and proxy statements (if any) to the shareholders of each Renewal Fund, the periodic updating of the registration statement, prospectuses, statement of additional information, and other reports and documents for each Renewal Fund that are required to be filed by the Trust with the SEC and other regulatory and governmental bodies, and (vi) monitor anticipated purchases and redemptions of the shares (including creation units) of each Renewal Fund by shareholders and new investors;
•	the nature, extent and quality of all of the services (including advisory, administrative and compliance services) that have been provided by Global X Management or made available to each Renewal Fund and the adequacy of Global X Management’s personnel resources that would continue to be made available to each Renewal Fund; and
•	Global X Management’s experience and the professional qualifications of Global X Management’s key personnel.

Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided to each Renewal Funds by Global X Management.

35

Approval of Investment Advisory Agreement (Unaudited)

Performance

With respect to this fact, the Board considered each Renewal Fund’s total return and investment performance relative to (i) the performance of unaffiliated comparable specialized and/or focused exchange-traded funds and other registered funds in the same classification as each of the Renewal Funds, which performance information is publicly available from such registered funds as well as other third party sources; and (ii) the performance of comparable registered funds and pertinent indexes.

Based on these considerations and comparisons, the Board concluded that the investment performance of each operational Renewal Fund did not adversely affect the Board approval of the continuance of the Renewal Agreements.

Cost of Services and Profitability

The Board considered Global X Management’s cost to provide investment management and related services to each Renewal Fund. In this regard, the Board considered the Management Fee that has been borne by each Renewal Fund under the Renewal Agreements for the various investment advisory, supervisory and administrative services that each Renewal Fund requires under a unitary fee structure (including the types of fees and expenses that are not included within the unitary fee and would be borne by each Renewal Fund).

In addition, the Board considered the current and expected profitability to Global X Management from all services provided to the Renewal Funds and all aspects of Global X Management’s relationship with each of the Renewal Funds. Global X Management discussed with the Board its current and expected profitability with respect to each of the Renewal Funds with respect to which Global X Management generates or is expected to generate a profit. In addition, Global X Management noted that it was unlikely that it would generate profits in the upcoming year from its services to certain of the smaller Renewal Funds because of the small amount of assets under management and the required payment of certain fixed fees and expenses for each of the Renewal Funds.

Based on these considerations, the Board concluded that the profits anticipated to be realized by Global X Management from its relationship with each of the Renewal Funds would not be excessive and should not preclude approval of the continuance of each Renewal Agreement.

Comparison of Fees and Services

With respect to this factor, the Board considered:

•	comparative information with respect to the Management Fee paid to Global X Management by each of the Renewal Funds. In connection with this consideration, Global X Management provided the Board with detailed comparative expense data for each of the Renewal Funds, including fees and expenses paid by unaffiliated comparable specialized and/or focused exchange-traded funds and other comparable registered funds and fees and expenses paid by other funds that are series of the Trust under the same unified Management Fee structure;
•	the structure of the unified Management Fee structure (which includes as one component the investment advisory fee for each Renewal Fund) and the current total expense ratios for each of the Renewal Funds. In this regard, the Board took into

36

Approval of Investment Advisory Agreement (Unaudited)

consideration that the purpose of adopting a unitary Management Fee structure for the Renewal Funds was to create a simple, all-inclusive fee that would provide a level of predictability with respect to the overall expense ratio (i.e., the total fees) of each of the Renewal Funds and that the proposed Management Fee for each Renewal Fund was set at a competitive fee to make each Renewal Fund viable in the marketplace;

•	that Global X Management is responsible for most ordinary expenses of the Renewal Funds, including the costs of various third-party services required by the Renewal Funds, including investment advisory, administrative, audit, certain custody, portfolio accounting, legal, transfer agency and printing costs, but that each Renewal Fund would bear other expenses not covered under the proposed all-inclusive Management Fee, such as taxes, brokerage fees, commissions, and other transaction expenses, interest expenses, and extraordinary expenses; and
•	that Global X Management has contractually agreed pursuant to an expense limitation with respect to a Renewal Fund to waive fees payable to Global X Management and/or limit fees and operating expenses to the extent necessary to assure that the total annual operating expenses (exclusive of taxes, brokerage fees, commissions and other transaction expenses, interest and extraordinary expenses) of the relevant Renewal Fund will not exceed a specified annual rate until a certain date and that Global X Management intends these arrangements to benefit shareholders of the relevant Renewal Fund by limiting the maximum level of expenses that can be incurred that are not part of the unified Management Fee.

Based on these considerations, the Board concluded that the proposed Management Fee and total expense ratio of each Renewal Fund should not preclude approval of the Renewal Agreements.

Economies of Scale

With respect to this factor, the Board considered:

•	the extent to which economies of scale would be realized as the Renewal Funds grow and whether the proposed unitary Management Fee for each Renewal Fund reflected these economies of scale;
•	the significant investment of time, personnel and other resources that Global X Management has made and intends to make in the Renewal Funds in order to seek to assure that the Renewal Funds are attractive to investors; and
•	that the proposed unitary Management Fee would provide a high level of certainty as to the total level of expenses for the Renewal Funds and their shareholders.

Based on these considerations, the Board concluded that continuation of the unitary Management Fee for each Renewal Fund was reasonable.

Other Benefits

The Board considered any other benefits realized by Global X Management as a result from its relations relationships with each Renewal Fund and concluded that all information it considered supported approval of the continuation of the Renewal Agreements.

37

Supplemental Information (unaudited)

Net asset value, or “NAV”, is the price per Share at which the Funds issue and redeem Shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Funds generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the Shares of the Funds are listed for trading, as of the time that the Funds’ NAV is calculated. The Funds’ Market Price may be at, above or below their NAV. The NAV of the Funds will fluctuate with changes in the market value of their Funds’ holdings. The Market Price of the Funds will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Funds on a given day, generally at the time NAV is calculated. A premium is the amount that the Funds are trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Funds are trading below the reported NAV, expressed as a percentage of the NAV.

Further information regarding premiums and discounts is available on the Funds’ website at GlobalXFunds.com

38

Notes

39

Notes

40

Notes

41

623 Fifth Avenue, 15th floor

New York, NY 10022

1-888-GXFund-1

(1-888-493-8631)

www.globalxfunds.com

Investment Adviser:

Global X Management Company LLC

623 Fifth Avenue, 15th floor

New York, NY 10022

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Sub-Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Counsel for the Independent Trustees:

Dechert LLP

1175 I Street N.W.

Washington, DC 20007

This information must be preceded or accompanied by a current prospectus for the Funds described.

GLX-SA-003-0200

Item 2.	Code of Ethics.

Not applicable for semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable for semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable for semi-annual report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

Not applicable.

Item 7.    Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9.    Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes.

Item 11.	Controls and Procedures.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant’s disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

Items 12. Exhibits.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Global X Funds

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 9, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruno del Ama
Bruno del Ama
President

Date: July 9, 2013

By (Signature and Title)*	/s/ Jose C. Gonzalez
Jose C. Gonzalez
CFO

Date: July 9, 2013

* Print the name and title of each signing officer under his or her signature.